        As filed with the Securities and Exchange Commission on or about
                               September 12, 2002

                                                              File No. 333-52521



                       Securities and Exchange Commission
                             Washington, D. C. 20549


                                 Post-Effective

                                 Amendment No. 4

                                       to

                                    Form S-6

                For Registration under the Securities Act of 1933
               of Securities of Unit Investment Trusts Registered
                                 on Form N-8B-2

                     Ranson Unit Investment Trusts Series 69

                 Name and executive office address of Depositor:

                            Claymore Securities, Inc.
                              210 North Hale Street
                             Wheaton, Illinois 60187

                 Name and complete address of agent for service:

                             Nicholas Dalmaso, Esq.
                            Claymore Securities, Inc.
                              210 North Hale Street
                             Wheaton, Illinois 60187

        ( X ) Check box if it is proposed that this filing will become effective at 2:00 p.m. on September 12, 2002 pursuant to paragraph (b) of Rule 485.

                         KEMPER INSURED CORPORATE TRUST
                  KEMPER DEFINED FUNDS INSURED CORPORATE SERIES
             EVEREN UNIT INVESTMENT TRUSTS INSURED CORPORATE SERIES
             RANSON UNIT INVESTMENT TRUSTS INSURED CORPORATE SERIES
                               PROSPECTUS PART ONE

         Kemper Insured Corporate Trust, Kemper Defined Funds Insured Corporate Series, EVEREN Unit Investment Trusts Insured Corporate Series and Ranson Unit Investment Trusts Insured Corporate Series (the "TRUSTS") were formed for the purpose of providing a high level of current income through investment in a fixed portfolio consisting primarily of corporate debt obligations issued after July 18, 1994 by utility companies. Certain Trusts also contain zero coupon U.S. Treasury obligations.

         Insurance guaranteeing the scheduled payment of principal and interest on all of the Bonds (other than any U.S. Treasury obligations) in the portfolio listed in Part Two has been obtained directly by the issuer of such Bonds or by the Sponsor of the Trusts from MBIA Insurance Corporation. See "Insurance on the Portfolios" and "Portfolio" appearing in Part Two for each Trust. This insurance is effective so long as the Bonds are outstanding. As a result of such insurance, the Bonds so insured in each Trust and the Units of each Trust received on the original date of deposit a rating of "Aaa" by Moody's Investors Service, Inc. ("MOODY'S"). All the Bonds in each Trust have received a rating of "AAA" by Standard & Poor's, a Division of The McGraw-Hill Companies, Inc. ("STANDARD & POOR'S") as of the original date of deposit. The insurance does not relate to the Units of the respective Trusts offered hereby or to their market value. See "Insurance on the Portfolios." No representation is made as to any insurer's ability to meet its commitments.

         UNITS OF THE TRUSTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK, AND UNITS ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION AND INVOLVE INVESTMENT RISK INCLUDING LOSS OF PRINCIPAL. THE USE OF THE TERM "INSURED" IN THE NAME OF THE TRUST FUNDS DOES NOT MEAN THAT THE UNITS OF THE TRUSTS ARE INSURED BY ANY GOVERNMENTAL OR PRIVATE ORGANIZATION. THE UNITS ARE NOT INSURED.

         For foreign investors who are not United States citizens or residents, interest income from each Trust may not be subject to federal withholding taxes if certain conditions are met. See "Federal Tax Status."

         This Prospectus is in two parts. Read and retain both parts for future reference.
       The date of this Part One is that date which is set forth in Part Two of the Prospectus.

                       SPONSOR: CLAYMORE SECURITIES, INC.

AS WITH ANY INVESTMENT, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY CONTRARY REPRESENTATION IS A CRIMINAL OFFENSE.

CONTENTS                                                                  PAGE

SUMMARY                                                                      1
THE TRUST                                                                    2
TRUST PORTFOLIOS                                                             2
     Portfolio Selection                                                     2
     Risk Factors                                                            3
     General Trust Information                                               6
INSURANCE ON THE PORTFOLIOS                                                  6
RETIREMENT PLANS                                                             9
INTEREST, ESTIMATED LONG-TERM RETURN AND ESTIMATED CURRENT RETURN            9
FEDERAL TAX STATUS                                                          10
TAX REPORTING AND REALLOCATION                                              12
PUBLIC OFFERING OF UNITS                                                    13
     Public Offering Price                                                  13
     Accrued Interest                                                       15
     Purchased and Daily Accrued Interest                                   16
     Public Distribution of Units                                           17
     Profits of Sponsor                                                     17
MARKET FOR UNITS                                                            17
REDEMPTION                                                                  18
     Computation of Redemption Price                                        19
UNITHOLDERS                                                                 20
     Ownership of Units                                                     20
     Distributions to Unitholders                                           20
     Statement to Unitholders                                               21
     Rights of Unitholders                                                  23
INVESTMENT SUPERVISION                                                      23
SPONSOR                                                                     24
     The Sponsor                                                            24
     Limitations on Liability                                               24
     Responsibility                                                         25
     Resignation                                                            25
TRUSTEE                                                                     25
     The Trustee                                                            25
     Limitations on Liability                                               26
     Responsibility                                                         26
     Resignation                                                            26
EVALUATOR                                                                   27
     The Evaluator                                                          27
     Limitations on Liability                                               27
     Responsibility                                                         27
     Resignation                                                            27
AMENDMENT AND TERMINATION                                                   27
EXPENSES OF THE TRUST                                                       28
LEGAL OPINIONS                                                              29
INDEPENDENT AUDITORS                                                        30

This Prospectus does not contain all of the information set forth in the registration statement and exhibits relating thereto, filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is made.

                               ------------------

No person is authorized to give any information or to make any representations not contained in this Prospectus and any information or representation not contained herein must not be relied upon as having been authorized by the Trusts, the Trustee, or the Sponsor. The Trusts are registered as unit investment trusts under the Investment Company Act of 1940. Such registration does not imply that the Trusts or the Units have been guaranteed, sponsored, recommended or approved by the United States or any state or any agency or officer thereof.

                               ------------------

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.


Essential Information*
Report of Independent Auditors*
Statement of Assets and Liabilities*
Statement of Operations*
Statement of Changes in Net Assets*
Schedule of Investments*
Notes to Schedules of Investments*
Notes to Financial Statements*


*INFORMATION ON THESE ITEMS APPEARS IN PART TWO

SUMMARY

         PUBLIC OFFERING PRICE. The Public Offering Price per Unit of a Series of the Trust is equal to a pro rata share of the aggregate bid prices of the Bonds in such Series plus or minus a pro rata share of cash, if any, in the Principal Account, held or owned by the Series plus accrued interest or Purchased Interest and Daily Accrued Interest, as applicable, plus a sales charge shown under "Public Offering of Units." The sales charge is reduced on a graduated scale as indicated under "Public Offering of Units - Public Offering Price."

         INTEREST AND PRINCIPAL DISTRIBUTIONS. Distributions of the estimated annual interest income to be received by a Series of the Trust, after deduction of estimated expenses, will be made monthly unless the Unitholder elects to receive such distributions semi-annually (if available). Distributions will be paid on the Distribution Dates to Unitholders of record of such Series on the Record Dates set forth for the applicable option. See "Essential Information" in Part Two. Unitholders of Kemper Defined Funds Insured Corporate Series, EVEREN Unit Investment Trusts Insured Corporate Series or Ranson Unit Investment Trusts Insured Corporate Series will receive distributions monthly.

         The distribution of funds, if any, in the Principal Account of each Series, will be made as provided in "Unitholders--Distributions to Unitholders."

         ESTIMATED CURRENT RETURN AND ESTIMATED LONG-TERM RETURN. The Estimated Current Return is calculated by dividing the estimated net annual interest income per Unit by the Public Offering Price of such Trust. The estimated net annual interest income per Unit will vary with changes in fees and expenses of the Trustee, Sponsor and Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Bonds while the Public Offering Price will vary with changes in the bid price of the underlying Bonds and with changes in accrued interest or Purchased Interest and Daily Accrued Interest, as applicable; therefore, there is no assurance that the present Estimated Current Returns will be realized in the future. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account the expenses and sales charge associated with each Trust Unit. Since the market values and estimated retirement dates of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of Estimated Long-Term Return reflects the estimated date and amount of principal returned while Estimated Current Return calculations include only net annual interest income and Public Offering Price.

         MARKET FOR UNITS. While under no obligation to do so, the Sponsor intends, subject to change at any time, to maintain a market for the Units of each Series of the Trust and to continuously offer to repurchase such Units at prices which are based on the aggregate bid side evaluation of the Bonds in such Series of the Trust plus accrued interest or Purchased Interest and Daily Accrued Interest, as applicable.

         RISK FACTORS. An investment in the Trusts should be made with an understanding of the risks associated therewith, including, among other factors, the inability of the issuer or an insurer to pay the principal of or interest on a bond when due, volatile interest rates, early call provisions and general economic conditions. See "Trust Portfolio--Risk Factors."

THE TRUST

         Each Series of the Trust is one of a series of unit investment trusts created by the Sponsor under the name Kemper Insured Corporate Trust, Kemper Defined Funds Insured Corporate Series, EVEREN Unit Investment Trusts Insured Corporate Series or Ranson Unit Investment Trusts Insured Corporate Series, all of which are similar, and each of which was created under the laws of the State of Missouri or New York pursuant to a Trust Agreement* (the "TRUST AGREEMENT"). Claymore Securities, Inc. is the Sponsor and Evaluator of the Trusts and is successor sponsor and evaluator of all unit investment trusts formerly sponsored by Ranson & Associates, Inc. and by EVEREN Unit Investment Trusts, a service of EVEREN Securities, Inc. The Bank of New York is the Trustee of the Trusts as successor to Investors Fiduciary Trust Company.

         The objective of each Trust is to provide a high level of current income through investment in the Bonds. There is, of course, no guarantee that a Trust's objectives will be achieved.

         The Trusts may be appropriate investment vehicles for investors who desire to participate in a portfolio of taxable fixed income securities issued primarily by public utilities with greater diversification than investors might be able to acquire individually. Diversification of a Trust's assets will not eliminate the risk of loss always inherent in the ownership of securities. In addition, Bonds of the type deposited in the Trusts often are not available in small amounts.

         An investment in Units should be made with an understanding of the risks which an investment in fixed rate debt obligations may entail, including the risk that the value of the portfolio and hence of the Units will decline with increases in interest rates. The value of the underlying Bonds will fluctuate inversely with changes in interest rates. The uncertain economic conditions of recent years, together with the fiscal measures adopted to attempt to deal with them, have resulted in wide fluctuations in interest rates and, thus, in the value of fixed rate debt obligations generally and intermediate and long-term obligations in particular. The Sponsor cannot predict the degree to which such fluctuations will continue in the future.

TRUST PORTFOLIOS

         PORTFOLIO SELECTION. The Bonds for each Trust was based largely upon the experience and judgment of the Sponsor. In making such selections the Sponsor considered the following factors: (a) the price of the Bonds relative to other issues of similar quality and maturity;

-------------------
* Reference is made to the Trust Agreement, and any statements contained herein are qualified in their entirety by the provisions of the Trust Agreement.

(b) whether the Bonds were issued by a utility company; (c) the diversification of the bonds as to location of issuer; (d) the income to the Unitholders of the Trusts; (e) whether the Bonds were insured or the availability and cost of insurance for the scheduled payment of principal and interest on the Bonds; (f) in certain Series whether the Bonds were issued after July 18, 1984 (g) the stated maturity of the bonds.

         The Sponsor may not alter the portfolio of a Series of the Trust, except upon the happening of certain extraordinary circumstances. See "Investment Supervision." Certain Series of the Trust contain Bonds which may be subject to optional call or mandatory redemption pursuant to sinking fund provisions, in each case prior to their stated maturity. A bond subject to optional call is one which is subject to redemption or refunding prior to maturity at the option of the issuer, often at a premium over par. A refunding is a method by which a bond issue is redeemed, at or before maturity, by the proceeds of a new bond issue. A bond subject to sinking fund redemption is one which is subject to partial call from time to time at par from a fund accumulated for the scheduled retirement of a portion of an issue prior to maturity. Special or extraordinary redemption provisions may provide for redemption at par of all or a portion of an issue upon the occurrence of certain circumstances, which may be prior to the optional call dates shown in the "Schedules of Investments of the Trust" in Part Two. Redemption pursuant to optional call provisions is more likely to occur, and redemption pursuant to special or extraordinary redemption provisions may occur, when the Bonds have an offering side evaluation which represents a premium over par, that is, when they are able to be refinanced at a lower cost. The proceeds from any such call or redemption pursuant to sinking fund provisions as well as proceeds from the sale of Bonds and from Bonds which mature in accordance with their terms, unless utilized to pay for Units tendered for redemption, will be distributed to Unitholders and will not be used to purchase additional Bonds for the Trust. Accordingly, any such call, redemption, sale or maturity will reduce the size and diversity of the Trust and the net annual interest income and may reduce the Estimated Current Return and the Estimated Long-Term Return. See "Interest, Estimated Long-Term Return and Estimated Current Return." The call, redemption, sale or maturity of Bonds also may have tax consequences to a Unitholder. See "Federal Tax Status." Information with respect to the call provisions and maturity dates of the Bonds is contained in "Schedules of Investments."

         RISK FACTORS. PUBLIC UTILITY ISSUES. Certain of the Bonds in each Trust are obligations of public utility issuers. In general, public utilities are regulated monopolies engaged in the business of supplying light, water, power, heat, transportation or means of communication. Historically, the utilities industry has provided investors in securities issued by companies in this industry with high levels of reliability, stability and relative total return on their investments. However, an investment in the Trusts should be made with an understanding of the characteristics of such issuers and the risks which such an investment may entail. General problems of such issuers would include the difficulty in financing large construction programs in an inflationary period, the limitations on operations and increased costs and delays attributable to environmental considerations, the difficulty of the capital market in absorbing utility debt, the difficulty in obtaining fuel at reasonable prices and the effect of energy conservation. All of such issuers have been experiencing certain of these problems in varying degrees. In addition, federal, state and municipal governmental authorities may from time to time review existing, and impose additional, regulations governing the licensing, construction and operation of nuclear power plants, which may adversely affect the ability of the issuers of certain of the Bonds in the portfolio to make payments of principal and/or interest on such Bonds.

         Utilities are generally subject to extensive regulation by state utility commissions which, for example, establish the rates which may be charged and the appropriate rate of return on an approved asset base, which must be approved by the state commissions. Certain utilities have had difficulty from time to time in persuading regulators, who are subject to political pressures, to grant rate increases necessary to maintain an adequate return on investment and voters in many states have the ability to impose limits on rate adjustments (for example, by initiative or referendum). Any unexpected limitations could negatively affect the profitability of utilities whose budgets are planned far in advance. Also, changes in certain accounting standards currently under consideration by the Financial Accounting Standards Board could cause significant write-downs of assets and reductions in earnings for many investor-owned utilities. In addition, gas pipeline and distribution companies have had difficulties in adjusting to short and surplus energy supplies, enforcing or being required to comply with long-term contracts and avoiding litigation from their customers, on the one hand, or suppliers, on the other.

         Certain of the issuers of the Bonds in a Trust may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing, and impose additional, requirements governing the licensing, construction and operation of nuclear power plants. Nuclear generating projects in the electric utility industry have experienced substantial cost increases, construction delays and licensing difficulties. These have been caused by various factors, including inflation, high financing costs, required design changes and rework, allegedly faulty construction, objections by groups and governmental officials, limits on the ability to finance, reduced forecasts of energy requirements and economic conditions. This experience indicates that the risk of significant cost increases, delays and licensing difficulties remains present through completion and achievement of commercial operation of any nuclear project. Also, nuclear generating units in service have experienced unplanned outages or extensions of scheduled outages due to equipment problems or new regulatory requirements sometimes followed by a significant delay in obtaining regulatory approval to return to service. A major accident at a nuclear plant anywhere, such as the accident at a plant in Chernobyl, U.S.S.R., could cause the imposition of limits or prohibitions on the operation, construction or licensing of nuclear units in the United States.

         In view of the uncertainties discussed above, there can be no assurance that any bond issuer's share of the full cost of nuclear units under construction ultimately will be recovered in rates or of the extent to which a bond issuer could earn an adequate return on its investment in such units. The likelihood of a significantly adverse event occurring in any of the areas of concern described above varies, as does the potential severity of any adverse impact. It should be recognized, however, that one or more of such adverse events could occur and individually or collectively could have a material adverse impact on the financial condition or the results of operations or on a bond issuer's ability to make interest and principal payments on its outstanding debt.

         Other general problems of the gas, water, telephone and electric utility industry (including state and local joint action power agencies) include difficulty in obtaining timely and adequate rate increases, difficulty in financing large construction programs to provide new or replacement facilities during an inflationary period, rising costs of rail transportation to transport fossil fuels, the uncertainty of transmission service costs for both interstate and intrastate transactions, changes in tax laws which adversely affect a utility's ability to operate profitably, increased competition in service costs, reductions in estimates of future demand for electricity and gas in certain areas of the country, restrictions on operations and increased cost and delays attributable to environmental considerations, uncertain availability and increased cost of capital, unavailability of fuel for electric generation at reasonable prices, including the steady rise in fuel costs and the costs associated with conversion to alternate fuel sources such as coal, availability and cost of natural gas for resale, technical and cost factors and other problems associated with construction, licensing, regulation and operation of nuclear facilities for electric generation, including among other considerations the problems associated with the use of radioactive materials and the disposal of radioactive wastes, and the effects of energy conservation. Each of the problems referred to could adversely affect the ability of the issuers of any utility Bonds in a Trust to make payments due on these Bonds.

         In addition, the ability of state and local joint action power agencies to make payments on bonds they have issued is dependent in large part on payments made to them pursuant to power supply or similar agreements. Courts in Washington and Idaho have held that certain agreements between Washington Public Power Supply System ("WPPSS") and the WPPSS participants are unenforceable because the participants did not have the authority to enter into the agreements. While these decisions are not specifically applicable to agreements entered into by public entities in other states, they may cause a reexamination of the legal structure and economic viability of certain projects financed by joint action power agencies, which might exacerbate some of the problems referred to above and possibly lead to legal proceedings questioning the enforceability of agreements upon which payment of these bonds may depend.

         In addition, business conditions of the telephone industry in general may affect the performance of the Trust Fund. General problems of telephone companies include regulation of rates for service by the FCC and various state or other regulatory agencies. However, over the last several years regulation has been changing, resulting in increased competition. The new approach is more market oriented, more flexible and more complicated. For example, Federal and certain state regulators have instituted "price cap" regulation which couples protection of rate payers for basic services with flexible pricing for ancillary services. These new approaches to regulation could lead to greater risks as well as greater rewards for operating telephone companies such as those in the Trust Funds. Inflation has substantially increased the operating expenses and costs of plants required for growth, service, improvement and replacement of existing plants. Continuing cost increases, to the extent not offset by improved productivity and revenues from increased business, would result in a decreasing rate of return and a continuing need for rate increases. Although allowances are generally made in rate-making proceedings for cost increases, delays may be experienced in obtaining the necessary rate increases and there can be no assurance that the regulatory agencies will grant rate increases adequate to cover operating and other expenses and debt service requirements. To meet increasing competition, telephone companies will have to commit substantial capital, technological and marketing resources. Telephone usage, and therefore revenues, could also be adversely affected by any sustained economic recession. New technology such as cellular service and fiber optics, will require additional capital outlays. The uncertain outcomes of future labor agreements may also have a negative impact on the telephone companies. Each of these problems could adversely affect the ability of the telephone company issuers of any Bonds in a portfolio to make payments of principal and interest on their Bonds.

         ZERO COUPON U.S. TREASURY OBLIGATIONS. Certain of the Bonds in certain of the Trusts are "zero coupon" U.S. Treasury bonds. Zero coupon bonds are purchased at a deep discount because the buyer receives only the right to receive a final payment at the maturity of the bond and does not receive any periodic interest payments. The effect of owning deep discount bonds which do not make current interest payments (such as the zero coupon bonds) is that a fixed yield is earned not only on the original investment but also, in effect, on all discount earned during the life of such income on such obligation at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are securities of comparable quality which pay interest.

         GENERAL TRUST INFORMATION. Because certain of the Bonds in each Trust may from time to time under certain circumstances be sold or redeemed or will mature in accordance with their terms and because the proceeds from such events will be distributed to Unitholders and will not be reinvested, no assurance can be given that a Trust will retain for any length of time its present size and composition. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any Bond. The Trustee will have no power to vary the investment of a Trust; I.E., the Trustee will have no managerial power to take advantage of market variations to improve a Unitholder's investment.

         To the best of the Sponsor's knowledge, there is no litigation pending as of the date of this Part One Prospectus in respect of any Bond which might reasonably be expected to have a material adverse effect on the Trust Funds. At any time after the date of this Part One Prospectus, litigation may be instituted on a variety of grounds with respect to the Bonds. The Sponsor is unable to predict whether any such litigation may be instituted, or if instituted, whether such litigation might have a material adverse effect on the Trust Funds. The Sponsor and the Trustee shall not be liable in any way for any default, failure or defect in any Bond.

INSURANCE ON THE PORTFOLIOS

         All Bonds in each Series of the Trust, except for the U.S. Treasury obligations, are insured as to the scheduled payment of interest and principal, either by the Sponsor or by the Bond issuer under a financial guaranty insurance policy obtained from MBIA Insurance Corporation ("MBIA CORPORATION"). See "Schedules of Investments" in Part Two. The premium for each such insurance policy has been paid in advance by such issuer or the Sponsor and each such policy is non-cancelable and will remain in force so long as the Bonds are outstanding and MBIA Corporation remains in business. No premiums for such insurance are paid by the Trusts. If MBIA Corporation is unable to meet its obligations under its policy or if the rating assigned to the claims-paying ability of MBIA Corporation deteriorates, no other insurer has any obligation to insure any issue adversely affected by either of these events.

         The aforementioned insurance guarantees the scheduled payment of principal and interest on all of the Bonds in each Trust, except for the U.S. Treasury obligations. It does not guarantee the market value of the Bonds or the value of the Units of a Series of the Trust. This insurance is effective so long as the Bond is outstanding, whether or not held by a Trust. Therefore, any such insurance may be considered to represent an element of market value in regard to the Bonds, but the exact effect, if any, of this insurance on such market value cannot be predicted.

         MBIA INSURANCE CORPORATION. MBIA Insurance Corporation ("MBIA") is the principal operating subsidiary of MBIA Inc., a New York Stock Exchange listed company (the "Company"). The Company is not obligated to pay the debts of or claims against MBIA. MBIA is domiciled in the State of New York and licensed to do business in and subject to regulation under the laws of all 50 states, the District of Columbia, the Commonwealth of Puerto Rico, the Commonwealth of the Northern Mariana Islands, the Virgin Islands of the United States and the Territory of Guam. MBIA has three branches, one in the Republic of France, one in the Republic of Singapore and one in the Kingdom of Spain. New York has laws prescribing minimum capital requirements, limiting classes and concentrations of investments and requiring the approval of policy rates and forms. State laws also regulate the amount of both the aggregate and individual risks that may be insured, the payment of dividends by MBIA, changes in control and transactions among affiliates. Additionally, MBIA is required to maintain contingency reserves on its liabilities in certain amounts and for certain periods of time.

         MBIA does not accept any responsibility for the accuracy or completeness of this Prospectus or any information or disclosure contained herein, or omitted herefrom, other than with respect to the accuracy of the information regarding the policy and MBIA set forth herein. Additionally, MBIA makes no representation regarding the Units or the advisability of investing in the Trusts

         The Financial Guarantee Insurance Policies are not covered by the Property/Casualty Insurance Security Fund specified in Article 76 of the New York Insurance Law.

         The following documents filed by the Company with the Securities and Exchange Commission (the "SEC") are incorporated herein by reference:

         (1) The Company's Annual Report on Form 10-K for the year ended December 31, 2001; and

         (2) The Company's Quarterly Report on Form 10-Q for the quarter ended March 31, 2002.

         The Company files annual, quarterly and special reports, information statements and other information with the SEC under File No. 1-9583. Copies of the SEC filings (including (1) the Company's Annual Report on Form 10-K for the year ended December 31, 2001, and (2) the Company's Quarterly Report on Form 10-Q for the quarter ended March 31, 2002), are available (i) over the Internet at the SEC's web site at http://www.sec.gov; (ii) at the SEC's public reference room in Washington D.C.; (iii) over the Internet at the Company's web site at http://www.mbia.com; and (iv) at no cost, upon request to MBIA Insurance Corporation, 113 King Street, Armonk, New York 10504. The telephone number of MBIA is (914) 273-4545.

         As of December 31, 2001, MBIA had admitted assets of $8.5 billion (audited), total liabilities of $5.6 billion (audited), and total capital and surplus of $2.9 billion (audited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. As of March 31, 2002, MBIA had admitted assets of $8.6 billion (unaudited), total liabilities of $5.7 billion (unaudited), and total capital and surplus of $2.9 billion (unaudited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities.

         Moody's Investors Service, Inc. rates the financial strength of MBIA "Aaa."

         Standard & Poor's, a division of The McGraw-Hill Companies, Inc. rates the financial strength of MBIA "AAA."

         Fitch, Inc. rates the financial strength of MBIA "AAA."

         Each rating of MBIA should be evaluated independently. The ratings reflect the respective rating agency's current assessment of the creditworthiness of MBIA and its ability to pay claims on its policies of insurance. Any further explanation as to the significance of the above ratings may be obtained only from the applicable rating agency.

         Effective February 17, 1998 MBIA acquired all of the outstanding stock of Capital Markets Assurance Corporation ("CMAC"), a New York domiciled financial guarantee insurance company, through a merger with its parent, CapMAC Holdings, Inc. Pursuant to a reinsurance agreement, CMAC has ceded all of its net insured risks (including any amounts due but unpaid from third party reinsurers), as well as its unearned premiums and contingency reserves, to MBIA. MBIA is not obligated to pay the debts of or claims against CMAC.

         Effective December 31, 1989, MBIA Inc. acquired Bond Investors Group, Inc. On January 5, 1990, MBIA acquired all of the outstanding stock of Bond Investors Group, Inc., the parent of Bond Investors Guaranty Insurance Company
(BIG), now known as MBIA Insurance Corp. of Illinois. Through a resinsurance agreement, BIG has ceded all of its net insured risks, as well as its unearned premium and contingency reserves, to MBIA and MBIA has reinsured BIG's net outstanding exposure.

         Moody's Investors Service rates all bond issues insured by MBIA "Aaa." Standard & Poor's rates all new issues insured by MBIA "AAA." Fitch IBCA, Inc. rates the financial strength of MBIA "AAA."

         In the event MBIA were to become insolvent, any claims arising under a policy of financial guaranty insurance are excluded from coverage by the California Guaranty Association, established pursuant to Article 14.4 (commencing with Section 1063) of Chapter 1 of Part 2 of Division 1 of the California Insurance Code.

         Because the Bonds in each Series of the Trust (other than the U.S. Treasury obligations) are insured as to the scheduled payment of principal and interest and on the basis of the financial condition and the method of operation of MBIA Corporation, Moody's Investors Service, Inc., on the original Date of Deposit of each Series, assigned to each Trust's Units its "AAA" investment rating. This is the highest rating assigned to securities by such rating agency. These ratings should not be construed as an approval of the offering of the Units by Standard & Poor's or as a guarantee of the market value of a Trust or the Units thereof.

         Bonds in a Trust for which insurance has been obtained by the issuer thereof or by the Sponsor from MBIA Corporation (all of which were rated "AAA") may or may not have a higher yield than uninsured bonds rated "AAA" by Standard & Poor's. In selecting Bonds for the portfolio of the Trusts, the Sponsor has applied the criteria herein before described.

RETIREMENT PLANS

         Units of the Trust Funds may be well suited for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other qualified retirement plans. Generally, capital gains and income received under each of the foregoing plans are deferred from federal taxation. All distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for special income averaging or tax-deferred rollover treatment. Investors considering participation in any such plan should review specific tax laws related thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan. Such plans are offered by brokerage firms and other financial institutions. The Trust Funds will waive the $1,000 minimum investment requirement for IRA accounts. The minimum investment is $250 for tax-deferred plans such as IRA accounts. Fees and charges with respect to such plans may vary.

INTEREST, ESTIMATED LONG-TERM RETURN AND ESTIMATED CURRENT RETURN

         As of the opening of business on the date indicated therein, the Estimated Long-Term Returns and the Estimated Current Returns for each Series of the Trust were as set forth under "Essential Information" for the applicable Trust in Part Two of this Prospectus. Estimated Current Returns are calculated by dividing the estimated net annual interest income per Unit by the Public Offering Price. The estimated net annual interest income per Unit will vary with changes in fees and expenses of the Trustee, the Sponsor and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Bonds while the Public Offering Price will vary with changes in the offering price of the underlying Bonds and with changes in accrued interest or Purchased Interest and Daily Accrued Interest, as applicable; therefore, there is no assurance that the present Estimated Current Returns will be realized in the future. Estimated Long-Term Returns are calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in a Trust and (2) takes into account the expenses and sales charge associated with each Trust Unit. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Returns will be realized in the future. Estimated Current Returns and Estimated Long-

Term Returns are expected to differ because the calculation of Estimated Long-Term Returns reflects the estimated date and amount of principal returned while Estimated Current Returns calculations include only net annual interest income and Public Offering Price.

FEDERAL TAX STATUS

         This section summarizes some of the main U.S. federal income tax consequences of owning Units of a Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

         ASSETS OF THE TRUSTS. Each Trust will hold various debt obligations (the "Debt Obligations"). All of the assets held by a Trust constitute the "Trust Assets." For purposes of this federal tax discussion, it is assumed that the Debt Obligations constitute debt the interest on which is includible in gross income for federal income tax purposes.

         TRUST STATUS. The Trusts will not be taxed as corporations for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of the assets of your trust, and as such you will be considered to have received a pro rata share of income (E.G., interest, accruals of original issue discount, and capital gains, if any) from the Trust Assets when such income would be considered to be received by you if you directly owned the Trust Assets. This is true even if you elect to have your distributions automatically reinvested into additional Units. In addition, the income from the Trust Assets which you must take into account for federal income tax purposes is not reduced by amounts used to pay Trust expenses (including the deferred sales charge, if any).

         YOUR TAX BASIS AND INCOME OR LOSS UPON DISPOSITION. If your Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, generally including sales charges, among each Trust Asset ratably according to their value on the date you purchase your Units. In certain circumstances, however, you may have to adjust your tax basis after you purchase your Units (for example, in the case of accruals of original issue discount, market discount, premium and accrued interest, as discussed below).

         If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property acquired after December 31, 2000, with a holding period of more than five years.

         Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code, however, treats certain capital gains as ordinary income in special situations.

         DISCOUNT, ACCRUED INTEREST AND PREMIUM ON DEBT OBLIGATIONS. Some Debt Obligations may have been sold with original issue discount. This generally means that the Debt Obligations were originally issued at a price below their face (or par) value. Original issue discount accrues on a daily basis and generally is treated as interest income for federal income tax purposes. Your basis of each Debt Obligation which was issued with original issue discount must be increased as original issue discount accrues.

         Some Debt Obligations may have been purchased by you or the Trust at a market discount. Market discount is generally the excess of the stated redemption price at maturity for the Debt Obligation over the purchase price of the Debt Obligation. Market discount can arise based on the price a Trust pays for a Debt Obligation or on the price you pay for your Units. Market discount is taxed as ordinary income. You will recognize this income when your Trust receives principal payments on the Debt Obligation, when the Debt Obligation is disposed of or redeemed, or when you sell or redeem your Units. Alternatively, you may elect to include market discount in taxable income as it accrues. Whether or not you make this election will affect how you calculate your basis and the timing of certain interest expense deductions. "Stripped" U.S. Treasury obligations are subject to the original issue discount rules, rather than being treated as having market discount.

         Alternatively, some Debt Obligations may have been purchased by you or your Trust at a premium. Generally, if the tax basis of your pro rata portion of any Debt Obligation, generally including sales charges, exceeds the amount payable at maturity, such excess is considered premium. You may elect to amortize premium. If you make this election, you may reduce your interest income received on the Debt Obligation by the amount of the premium that is amortized and your tax basis will be reduced.

         If the price of your Units includes accrued interest on a Debt Obligation, you must include the accrued interest in your tax basis in that Debt Obligation. When your Trust receives this accrued interest, you must treat it as a return of capital and reduce your tax basis in the Debt Obligation.

         This discussion provides only the general rules with respect to the tax treatment of original issue discount, market discount and premium. The rules, however, are complex and special rules apply in certain circumstances. For example, the accrual of market discount or premium may differ from the discussion set forth above in the case of Debt Obligations that were issued with original issue discount.

         EXCHANGES. If you elect to reinvest amounts received from your Trust into a future trust, it is considered a sale for federal income tax purposes, and any gain on the sale will be treated as a capital gain, and any loss will be treated as a capital loss. However, any loss you incur in connection with the exchange of your Units of the Trust for units of a future trust will generally be disallowed with respect to this deemed sale and subsequent deemed repurchase, to the extent the two trusts have substantially identical assets under the wash sale provisions of the Internal Revenue Code.

         LIMITATIONS ON THE DEDUCTIBILITY OF TRUST EXPENSES. Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by the Trust to the same extent as if you directly paid the expense. You may, however, be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

         FOREIGN, STATE AND LOCAL TAXES. Some distributions by your Trust may be subject to foreign withholding taxes. Any income withheld will nevertheless be treated as income to you. However, because you are deemed to have paid directly your share of foreign taxes that have been paid or accrued by your Trust, you may be entitled to a foreign tax credit or deduction for U.S. tax purposes with respect to such taxes.

         If you are a foreign investor (I.E., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you will not be subject to U.S. federal income taxes, including withholding taxes, on some of the income from your Trust or on gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes.

TAX REPORTING AND REALLOCATION

         Because the Trusts receive interest and makes monthly distributions based upon a Trust's expected total collections of interest and any anticipated expenses, certain tax reporting consequences may arise. A Trust is required to report Unitholder information to the Internal Revenue Service ("IRS"), based upon the actual collection of interest by such Trust on the securities in such Trust, without regard to such Trust's expenses or to such Trust's payments to Unitholders during the year. If distributions to Unitholders exceed interest collected, the difference will be reported as a return of principal which will reduce a Unitholder's cost basis in its Units (and its pro rata interest in the securities in a Trust). A Unitholder must include in taxable income the amount of income reported by a Trust to the IRS regardless of the amount distributed to such Unitholder. If a Unitholder's share of taxable income exceeds income distributions made by a trust to such Unitholder, such excess is in all likelihood attributable to the payment of miscellaneous expenses of such Trust which will not be deductible by an individual Unitholder as an itemized deduction except to the extent that the total amount of certain itemized deductions, such as investments expenses
(which would include the Unitholder's share of Trust expenses), tax return preparation fees and employee business expenses, exceeds 2% of such Unitholders's adjusted gross income. Alternatively, in certain cases, such excess may represent an increase in the Unitholder's tax basis in the Units owned. Investors with questions regarding these issues should consult with their tax advisers.

PUBLIC OFFERING OF UNITS

         PUBLIC OFFERING PRICE. Units of each Series of the Trust are offered at the Public Offering Price. The Public Offering Price per Unit of a Series is equal to the aggregate bid side evaluation of the Bonds in the Series' portfolio, plus or minus (a) cash, if any, in the Principal Account, held or owed by the Series, (b) Purchased Interest (if any) and (c) Daily Accrued Interest, divided by the number of outstanding Units of that Series of the Trust, plus the sales charge applicable. The sales charge is based upon the dollar weighted average maturity of a Trust and is determined in accordance with the table set forth below. For purposes of this computation, Bonds will be deemed to mature on their expressed maturity dates unless: (a) the Bonds have been called for redemption or funds or securities have been placed in escrow to redeem them on an earlier call date, in which case such call date will be deemed to be the date upon which they mature; or (b) such Bonds are subject to a "mandatory tender," in which case such mandatory tender will be deemed to be the date upon which they mature. The effect of this method of sales charge computation will be that different sales charge rates will be applied to a Trust based upon the dollar weighted average maturity of such Trust's portfolio, in accordance with the following schedule:

DOLLAR WEIGHTED AVERAGE                                             PERCENT OF PUBLIC            NET AMOUNT
YEARS TO MATURITY                                                     OFFERING PRICE               INVESTED
0 to .99 years                                                           0.00%                      0.000%
1 to 3.99 years                                                          2.00                       2.041
4 to 7.99 years                                                           3.50                      3.627
8 to 14.99 years                                                         4.50                       4.712
15 or more years                                                         5.50                       5.820

        The sales charge will be reduced as set forth in the table below.

                                                          DOLLAR WEIGHTED AVERAGE YEARS TO MATURITY*
                                                    4 TO 7.99              8 TO 14.99             15 OR MORE
                                                    ---------              ----------             ----------
                                                           SALES CHARGE (% OF PUBLIC OFFERING PRICE)
AMOUNT OF INVESTMENT                                       -----------------------------------------
$1 to $99,999                                       3.50%                       4.50%                 5.50%
$100,000 to $499,999                                3.25                        4.25                  5.00
$500,000 to $999,999                                3.00                        4.00                  4.50
$1,000,000 or more                                  2.75                        3.75                  4.00

--------------------------

         *If the dollar weighted average maturity of a Trust is from 1 to 3.99 years, the sales charge is 2% and 1.5% of the Public Offering Price for purchases of $1 to $249,999 and $250,000 or more, respectively.

         The reduced sales charge as shown on the preceding charts will apply to all purchases of Units on any one day by the same purchaser from the same firm in the amounts stated herein, and for this purpose, purchases of Units of a Series of the Trust will be aggregated with concurrent purchases of Units of any other unit investment trust that may be offered by the Sponsor. Additionally, Units purchased in the name of a spouse or child (under 21) of such purchaser will be deemed to be additional purchases by such purchaser. The reduced sales charge will also be applicable to a trust or other fiduciary purchasing for a single trust estate or single fiduciary account.

         Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases (see "PUBLIC DISTRIBUTION OF UNITS") by investors who purchase Units through registered investment advisers, certified financial planners or registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

         Employees (and their immediate families) of the Sponsor may, pursuant to employee benefit arrangements, purchase Units of the Trust at a price equal to the bid side evaluation of the underlying Securities in the Trust, divided by the number of Units outstanding. Such purchases are not subject to a sales charge nor do they pay a dealer concession. Such arrangements result in less selling effort and selling expenses than sales to employee groups of other companies. Resales or transfers of Units purchased under the employee benefit arrangements may only be made through the Sponsor's secondary market, so long as it is being maintained.

         The Public Offering Price on the date shown on the cover page of Part Two of the Prospectus or on any subsequent date will vary from the amounts stated under "Essential Information" in Part Two due to fluctuations in the prices of the underlying Bonds. The aggregate bid side evaluation of the Bonds shall be determined (a) on the basis of current bid prices of the Bonds, (b) if bid prices are not available for any particular Bond, on the basis of current bid prices for comparable bonds, (c) by determining the value of the Bonds on the bid side of the market by appraisal, or (d) by any combination of the above. The value of insurance obtained by an issuer of Bonds or by the Sponsor is reflected and included in the market value of such Bonds.

         The foregoing evaluations and computations shall be made as of the Evaluation Time stated under "Essential Information" in Part Two, on each business day effective for all sales made during the preceding 24-hour period, and for purposes of resales and repurchases of Units.

         The interest on the Bonds in each Series of the Trust, less the related estimated fees and expenses, is estimated to accrue in the annual amounts per Unit set forth under "Essential Information" in Part Two. The amount of net interest income which accrues per Unit may change as Bonds mature or are redeemed, exchanged or sold, or as the expenses of a Series of the Trust change or as the number of outstanding Units of such Series changes.

         Payment for Units must be made on or before the third business day following purchase. If a Unitholder desires to have certificates representing Units purchased, such certificates will be delivered as soon as possible following a written request therefor. For information with respect to redemption of Units purchased, but as to which certificates requested have not been received, see "Redemption" below.

         ACCRUED INTEREST. Included in the Public Offering Price of Units for certain series of Kemper Defined Funds Insured Corporate Series, all EVEREN Unit Investment Trusts Insured Corporate Series and all Ranson Unit Investment Trusts Insured Corporate Series is accrued interest as described herein. Accrued interest consists of two elements. The first element arises as a result of accrued interest which is the accumulation of unpaid interest on a bond from the last day on which interest thereon was paid. Interest on the Bonds is actually paid either monthly or semi-annually to a Trust. However, interest on the Bonds is accounted for daily on an accrual basis. Because of this, a Trust always has an amount of interest earned but not yet collected by the Trustee because of coupons that are not yet due. For this reason, the Public Offering Price of Units of certain Trusts will have added to it the proportionate share of accrued and undistributed interest to the date of settlement.

         The Trustee advanced the amount of accrued interest on the First Settlement Date and the same was distributed to the Sponsor. Such advance was repaid to the Trustee through the first receipts of interest received on the Bonds. Consequently, the amount of accrued interest added to the Public Offering Price of Units of certain Trusts included only accrued interest arising after the First Settlement Date of a Trust, less any distributions from the Interest Account subsequent to this First Settlement Date. Since the First Settlement Date was the date of settlement for anyone who ordered Units on the Date of Deposit, no accrued interest was added to the Public Offering Price of Units ordered on the Date of Deposit.

         The second element of accrued interest arises because of the structure of the Interest Account. The Trustee has no cash for distribution to Unitholders until it receives interest payments on the Bonds in a Trust. The Trustee is obligated to provide its own funds, at times, in order to advance interest distributions. The Trustee will recover these advancements when such interest is received. Interest Account balances are established so that it will not be necessary on a regular basis for the Trustee to advance its own funds in connection with such interest distributions. The Interest Account balances are also structured so that there will generally be positive cash balances and since the funds held by the Trustee will be used by it to earn interest thereon, it benefits thereby (see "EXPENSES OF THE TRUST").

         Accrued interest is computed as of the initial record date of the Trusts. On the date of the first distribution of interest to Unitholders after the First Settlement Date, the interest collected by the Trustee will be sufficient to repay its advances, to allow for accrued interest under the monthly, quarterly and semi-annual plans of distribution and to generate enough cash to commence distributions to Unitholders. If a Unitholder sells or redeems all or a portion of his Units or if the Bonds in a Trust are sold or otherwise removed or if a Trust is liquidated, he will receive at that time his proportionate share of the accrued interest computed to the settlement date in the case of sale or liquidation and to the date of tender in the case of redemption of such Trust.

         PURCHASED AND DAILY ACCRUED INTEREST. Included in the Public Offering Price of Units for certain series of Kemper Defined Funds Insured Corporate Series is accrued interest as described herein. Accrued interest consists of two elements. The first element arises as a result of accrued interest which is the accumulation of unpaid interest on a bond from the later of the last day on which interest thereon was paid or the date of original issuance of the bond. Interest on the coupon Bonds in a Trust Fund is paid semi-annually to the Trust. A portion of the aggregate amount of such accrued interest on the Bonds in a Trust to the First Settlement Date of the Trust is referred to herein as "Purchased Interest." Included in the Public Offering Price of the Trust Units is the Purchased Interest. In an effort to reduce the amount of Purchased Interest which would otherwise have to be paid by Unitholders, the Trustee may advance a portion of the accrued interest to the Sponsor as the unitholder of record as of the First Settlement Date. The second element of accrued interest arises because the estimated net interest on the Units in the Trust Fund is accounted for daily on an accrual basis (herein referred to as "DAILY ACCRUED INTEREST"). Because of this, the Units always have an amount of interest earned but not yet paid or reserved for payment. For this reason, the Public Offering Price of Units will include the proportionate share of Daily Accrued Interest to the date of settlement.

         If a unitholder sells or redeems all or a portion of his Units or if the Bonds are sold or otherwise removed or if a Trust Fund is liquidated, he will receive at that time his proportionate share of the Purchased Interest (if any) and Daily Accrued Interest computed to the settlement date in the case of sale or liquidation and to the date of tender in the case of redemption in a Trust Fund.

         ACCRUED INTEREST. Included in the Public Offering Price of Units for Kemper Insured Corporate Trust series is accrued interest as described herein. Accrued interest is the accumulation of unpaid interest on a security from the last day on which interest thereon was paid. Interest on Securities generally is paid semi-annually although a Trust accrues such interest daily. Because of this, a Trust always has an amount of interest earned but not yet collected by the Trustee. For this reason, with respect to sales settling subsequent to the First Settlement Date, the Public Offering Price of Units will have added to it the proportionate share of accrued interest to the date of settlement. Unitholders will receive on the next distribution date of a Trust the amount, if any, of accrued interest paid on their Units.

         In an effort to reduce the amount of accrued interest which would otherwise have to be paid in addition to the Public Offering Price in the sale of Units to the public, the Trustee will advance the amount of accrued interest as of the First Settlement Date and the same will be distributed to the Sponsor as the Unitholder of record as of the First Settlement Date. Consequently, the amount of accrued interest to be added to the Public Offering Price of Units will include only accrued interest from the First Settlement Date to the date of settlement, less any distributions from the Interest Account subsequent to the First Settlement Date.

         Because of the varying interest payment dates of the Securities, accrued interest at any point in time will be greater than the amount of interest actually received by the Trusts and distributed to Unitholders. Therefore, there will always remain an item of accrued interest that is added to the value of the Units. If a Unitholder sells or redeems all or a portion of his Units, he will be entitled to receive his proportionate share of the accrued interest from the purchaser of his

Units. Since the Trustee has the use of the funds held in the Interest Account for distributions to Unitholders and since such Account is non-interest-bearing to Unitholders, the Trustee benefits thereby.

         PUBLIC DISTRIBUTION OF UNITS. The Sponsor has qualified Units for sale in a number of states. Units will be sold through dealers who are members of the National Association of Securities Dealers, Inc. and through others. Sales may be made to or through dealers at prices which represent discounts from the Public Offering Price as set forth in the table below. Certain commercial banks are making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by their customers is retained by or remitted to the banks in the amounts shown in the table below.

                                                        DOLLAR WEIGHTED AVERAGE YEARS TO MATURITY*
                                             4 TO 7.99              8 TO 14.99                 15 OR MORE
                                             ---------              ----------                 ----------
                                                       DISCOUNT PER UNIT (% OF PUBLIC OFFERING PRICE)
AMOUNT OF INVESTMENT                                   ----------------------------------------------
$1,000 to $99,999                               2.00%                 3.00%                      4.00%
$100,000 to $499,999                            1.75                  2.75                       3.50
$500,000 to $999,999                            1.50                  2.50                       3.00
$1,000,000 or more                              1.25                  2.25                       2.50

-----------------------

         *If the dollar weighted average maturity of a Trust is from 1 to 3.99 years, the concession or agency commission is 1.00% of the Public Offering Price.

         In addition to such discounts, the Sponsor may, from time to time, pay or allow an additional discount, in the form of cash or other compensation, to dealers employing registered representatives who sell, during a specified time period, a minimum dollar amount of Units of the Trust and other unit investment trusts underwritten by the Sponsor.

         The Sponsor reserves the right to change the levels of discounts at any time. The difference between the discount and the sales charge will be retained by the Sponsor.

         The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units.

         PROFITS OF SPONSOR. The Sponsor will retain a portion of the sales charge on each Unit sold, representing the difference between the Public Offering Price of the Units and the discounts allowed to firms selling such Units. The Sponsor may realize additional profit or loss as a result of the possible change in the daily evaluation of the Bonds in a Trust, since the value of its inventory of Units may increase or decrease.

MARKET FOR UNITS

         While not obligated to do so, the Sponsor intends to, subject to change at any time, maintain a market for Units of each Series of the Trust offered hereby and to continuously offer to purchase said Units at prices, as determined by the Evaluator, based on the aggregate bid prices of the underlying Bonds of such Series, together with Purchased Interest (if any) and Daily

Accrued Interest to the expected date of settlement. Accordingly, Unitholders who wish to dispose of their Units should inquire of their broker or bank as to the current market price of the Units prior to making a tender for redemption to the Trustee.

REDEMPTION

         If more favorable terms do not exist in the over-the-counter market described above, Unitholders of a Series of the Trust may cause their Units to be redeemed by the Trustee by making a written request to the Trustee, The Bank of New York, 101 Barclay Street, New York, New York 10286 and, in the case of Units evidenced by a certificate, by tendering such certificate to the Trustee, properly endorsed or accompanied by a written instrument or instruments of transfer in form satisfactory to the Trustee. Unitholders must sign such written request, and such certificate or transfer instrument, exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be redeemed. If the amount of the redemption is $500 or less and the proceeds are payable to the Unitholder(s) of record at the address of record, no signature guarantee is necessary for redemptions by individual account owners (including joint owners). Additional documentation may be requested, and a signature guarantee is always required, from corporations, executors, administrators, trustees, guardians or associations. The signatures must be guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. A certificate should only be sent by registered or certified mail for the protection of the Unitholder. Since tender of the certificate is required for redemption when one has been issued, Units represented by a certificate cannot be redeemed until the certificate representing such Units has been received by the purchaser.

         Redemption shall be made by the Trustee on the third business day following the day on which a tender for redemption is received, (the "REDEMPTION DATE"), by payment of cash equivalent to the Redemption Price for that Series of the Trust, determined as set forth below under "Computation of Redemption Price," as of the Evaluation Time stated under "Essential Information" in Part Two, next following such tender, multiplied by the number of Units being redeemed. The price received upon redemption might be more or less than the amount paid by the Unitholder depending on the value of the Bonds in the portfolio at the time of redemption.

         Under regulations issued by the Internal Revenue Service, the Trustee is required to withhold a certain percentage of the principal amount of a Unit redemption if the Trustee has not been furnished the redeeming Unitholder's tax identification number in the manner required by such regulations. Any amount so withheld is transmitted to the Internal Revenue Service and may be recovered by the Unitholder only when filing a tax return. Under normal circumstances the Trustee obtains the Unitholder's tax identification number from the selling broker. However, any time a Unitholder elects to tender Units for redemption, such Unitholder should make sure that the Trustee has been provided a certified tax identification number in order to avoid this possible "back-up withholding." In the event the Trustee has not been previously provided such number, one must be provided at the time redemption is requested.

         Any amounts paid on redemption representing interest shall be withdrawn from the Interest Account of such Series to the extent that funds are available for such purpose. All other amounts paid on redemption shall be withdrawn from the Principal Account of such Series. The Trustee is empowered to sell Bonds from the portfolio of a Series in order to make funds available for the redemption of Units of such Series. Such sale may be required when Bonds would not otherwise be sold and might result in lower prices than might otherwise be realized. To the extent Bonds are sold, the size and diversity of that Series of the Trust will be reduced.

         The Trustee is irrevocably authorized in its discretion, if the Sponsor does not elect to purchase any Units tendered for redemption, in lieu of redeeming such Units, to sell such Units in the over-the-counter market for the account of tendering Unitholders at prices which will return to such Unitholders amounts in cash, net after brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Price for such Units. In the event of any such sale, the Trustee shall pay the net proceeds thereof to the Unitholders on the day they would otherwise be entitled to receive payment of the Redemption Price.

         The right of redemption may be suspended and payment postponed (1) for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which (as determined by the Securities and Exchange Commission) trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Trustee of Bonds is not reasonably practicable or it is not reasonably practicable fairly to determine the value of the underlying Bonds in accordance with the Trust Agreement; or (3) for such other period as the Securities and Exchange Commission may by order permit. The Trustee is not liable to any person in any way for any loss or damage which may result from any such suspension or postponement.

         COMPUTATION OF REDEMPTION PRICE. The Redemption Price for Units of each Series of the Trust is computed by the Evaluator as of the Evaluation Time stated under "Essential Information" in Part Two next occurring after the tendering of a Unit for redemption and on any other business day desired by it, by

                  A. adding (1) the cash on hand in such Series of the Trust;
         (2) the aggregate value of the Bonds held in such Series of the Trust, as determined by the Evaluator on the basis of bid prices therefor; and
         (3) accrued interest or Purchased Interest and Daily Accrued Interest (as applicable) on the Bonds in that Series of the Trust as of the date of computation;

                  B. deducting therefrom (1) amounts representing any applicable taxes or governmental charges payable out of that Series of the Trust and for which no deductions have been previously made for the purpose of additions to the Reserve Account described under "Expenses of the Trust"; (2) amounts representing estimated accrued expenses of that Series of the Trust including, but not limited to, fees and expenses of the Trustee (including legal and auditing fees), the Evaluator, the Sponsor and bond counsel, if any; (3) cash held for distribution to Unitholders of record as of the business day prior to the evaluation being made; and (4) other liabilities incurred by such Series of the Trust; and

                  C. finally, dividing the results of such computation by the number of Units of such Series of the Trust outstanding as of the date thereof.

UNITHOLDERS

         OWNERSHIP OF UNITS. Ownership of Units of the Trust will not be evidenced by a certificate unless a Unitholder or the Unitholder's registered broker/dealer makes a written request to the Trustee.

         Units are transferable by making a written request to the Trustee and, in the case of Units evidenced by a certificate, presenting and surrendering such certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer which should be sent by registered or certified mail for the protection of the Unitholder. Unitholders must sign such written request, and such certificate or transfer instrument (if applicable), exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be transferred. Such signatures must be guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee.

         Units may be purchased and certificates, if requested, will be issued in denominations of one Unit or any whole unit multiple thereof subject to any minimum investment requirement established by the Sponsor from time to time. Any certificate issued will be numbered serially for identification, issued in fully registered form and will be transferable only on the books of the Trustee. The Trustee may require a Unitholder to pay a reasonable fee to be determined in the sole discretion of the Trustee, for each certificate re-issued or transferred, and to pay any governmental charge that may be imposed in connection with each such transfer or interchange. The Trustee at the present time does not intend to charge for the normal transfer or interchange of certificates. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity (generally amounting to not more than 3% of the market value of the Units), affidavit of loss, evidence of ownership and payment of expenses incurred.

         DISTRIBUTIONS TO UNITHOLDERS. Interest Distributions. Interest received by a Series of the Trust, including any portion of the proceeds from a disposition of Bonds which represents accrued interest, is credited by the Trustee to the Interest Account for such Series. All other receipts are credited by the Trustee to a separate Principal Account for such Series. During each year the distributions to the Unitholders of each Series of the Trust as of each Record Date (see "Essential Information" in Part Two) will be made on the following Distribution Date or shortly thereafter and shall consist of an amount substantially equal to one-twelfth or one-half (depending on the distribution option selected) of such holders' pro rata share of the net estimated net annual interest income to the Interest Account for such Series of the Trust, after deducting estimated expenses.

         Persons who purchase Units of the Trust between a Record Date and a Distribution Date will receive their first distribution on the second Distribution Date following their purchase of Units. All distributions of principal and interest will be paid in cash unless a Unitholder has elected to reinvest principal and/or interest payments in shares of one of the reinvestment funds. See "Distribution Reinvestment." Interest distributions per Unit for each Series will be in the amounts shown under "Essential Information" in the applicable Part Two and may change as underlying Bonds are redeemed, paid or sold, or as expenses of such Series of the Trust change or the number of outstanding Units of such Series of the Trust changes.

         Since interest on Bonds in each Series of the Trust is payable at varying intervals, usually in semiannual installments, and distributions of income are made to Unitholders of a Series of the Trust at what may be different intervals from receipt of interest, the interest accruing to such Series of the Trust may not be equal to the amount of money received and available for distribution from the Interest Account of such Series. Therefore, on each Distribution Date the amount of interest actually on deposit in the Interest Account and available for distribution may be slightly more or less than the interest distribution made. In order to eliminate fluctuations in interest distributions resulting from such variances, the Trustee is authorized by the Trust Agreement to advance such amounts as may be necessary to provide interest distributions of approximately equal amounts. The Trustee will be reimbursed, without interest, for any such advances from funds available in the Interest Account of such Series.

         Because the interest to which Unitholders of a Series of the Trust are entitled will at most times exceed the amount available for distribution, there will almost always remain an item of accrued interest that is added to the daily value of the Units of such Series. If Unitholders of a Series sell or redeem all or a portion of their Units they will be paid their proportionate share of the accrued interest of such Series to, but not including, the fifth business day after the date of a sale or to the date of tender in the case of a redemption.

         Unitholders purchasing Units will initially receive distributions in accordance with the election of the prior owner. Unitholders desiring to change their distribution option may do so by sending written notice to the Trustee, together with their certificate (if one was issued). Certificates should only be sent by registered or certified mail to minimize the possibility of loss. If written notice and any certificate are received by the Trustee not later than January 1 or July 1 of a year, the change will become effective on January 2 for distributions commencing with February 15 or August 15, respectively, of that year. If notice is not received by the Trustee, the Unitholder will be deemed to have elected to continue with the same option for the subsequent twelve months.

         PRINCIPAL DISTRIBUTIONS. In addition, the Trustee will distribute on each Distribution Date or shortly thereafter, to each Unitholder of record on the preceding Record Date, an amount substantially equal to such holders' pro rata share of the cash balance, if any, in the Principal Account of such Series computed as of the close of business on the preceding Record Date. However, no distribution will be required if the balance in the Principal Account of such Series is less than $1.00 per Unit.

         STATEMENT TO UNITHOLDERS. With each distribution, the Trustee will furnish or cause to be furnished to each Unitholder a statement of the amount of interest and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit.

         The accounts of each Series of the Trust are required to be audited, at the Series' expense, annually by independent auditors designated by the Sponsor, unless the Trustee determines that such an audit would not be in the best interest of the Unitholders of such Series of the Trust. The accountants' report will be furnished by the Trustee to any Unitholder of such Series of the Trust upon written request.

         Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a Unitholder of a Series of the Trust a statement covering the calendar year, setting forth:

         A.       As to the Interest Account:

                  1. The amount of interest received on the Bonds in such Series including amounts received as a portion of the proceeds of any disposition of the Bonds;

                  2. The amount paid from the Interest Account of such Series representing accrued interest of any Units redeemed;

                  3. The deductions from the Interest Account of such Series for applicable taxes, if any, fees and expenses (including auditing fees) of the Trustee, the Evaluator, the Sponsor and bond counsel, if any;

                  4. Any amounts credited by the Trustee to a Reserve Account for such Series described under "Expenses of the Trust"; and

                  5. The net amount remaining after such payments and deductions, expressed both as a total dollar amount and a dollar amount per Unit outstanding on the last business day of such calendar year.

         B.       As to the Principal Account:

                  1. The dates of the maturity, liquidation or redemption of any of the Bonds in such Series and the net proceeds received therefrom excluding any portion credited to the Interest Account;

                  2. The amount paid from the Principal Account of such Series representing the principal of any Units redeemed;

                  3. The deductions from the Principal Account of such Series for payment of applicable taxes, if any, fees and expenses (including auditing expenses) of the Trustee, the Evaluator, the Sponsor and of bond counsel, if any;

                  4. Any amounts credited by the Trustee to a Reserve Account for such Series described under "Expenses of the Trust"; and

                  5. The net amount remaining after distributions of principal and deductions, expressed both as a dollar amount and as a dollar amount per Unit outstanding on the last business day of such calendar year.

         C.       The following information:

                  1. A list of the Bonds in such Series as of the last business day of such calendar year;

                  2. The number of Units of such Series outstanding on the last business day of such calendar year;

                  3. The Redemption Price of such Series based on the last Trust Evaluation made during such calendar year;

                  4. The amount actually distributed during such calendar year from the Interest and Principal Accounts of such Series separately stated, expressed both as total dollar amounts and as dollar amounts per Unit of such Series outstanding on the Record Date for each such distribution.

         RIGHTS OF UNITHOLDERS. A Unitholder may at any time tender Units to the Trustee for redemption. No Unitholder of a Series shall have the right to control the operation and management of such Series or of the Trust in any manner, except to vote with respect to amendment of the Trust Agreement or termination of such Series of the Trust. The death or incapacity of any Unitholder will not operate to terminate the Series or the Trust nor entitle legal representatives or heirs to claim an accounting or to bring any action or proceeding in any court for partition or winding up of such Series or the Trust.

INVESTMENT SUPERVISION

         The Sponsor may not alter the portfolio of the Trust by the purchase, sale or substitution of Bonds, except in the special circumstances noted below. Thus, with the exception of the redemption or maturity of Bonds in accordance with their terms, and/or the sale of Bonds to meet redemption requests, the assets of the Trust will remain unchanged under normal circumstances.

         The Sponsor may direct the Trustee to dispose of Bonds the value of which has been affected by certain adverse events, including institution of certain legal proceedings, a decline in their price or the occurrence of other market factors, including advance refunding, so that in the opinion of the Sponsor the retention of such Bonds in a Series of the Trust would be detrimental to the interest of the Unitholders of such Series. The proceeds from any such sales, exclusive of any portion which represents accrued interest, will be credited to the Principal Account for distribution to the Unitholders.

         The Sponsor is required to instruct the Trustee to reject any offer made by an issuer of the Bonds to issue new obligations in exchange or substitution for any of such Bonds pursuant to a refunding or refinancing plan, except that the Sponsor may instruct the Trustee to accept or reject such an offer or to take any other action with respect thereto as the Sponsor may deem proper if (1) the issuer is in default with respect to such Bonds or (2) in the written opinion of the Sponsor the issuer will probably default with respect to such Bonds in the reasonably foreseeable future. Any obligation so received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Trust Agreement to the same extent as Bonds originally deposited thereunder. Within five days after the deposit of obligations in exchange or substitution for underlying Bonds, the Trustee is required to give notice thereof to each Unitholder, identifying the Bonds eliminated and the Bonds substituted therefor.

         The Trustee may sell Bonds designated by the Sponsor from a Series of the Trust for the purpose of redeeming Units of such Series tendered for redemption and the payment of expenses.

SPONSOR

         THE SPONSOR. Claymore Securities, Inc., the Sponsor, is an investment banking firm created in 1995 and is the successor sponsor to unit investment trusts formerly sponsored by EVEREN Unit Investment Trusts, a service of EVEREN Securities, Inc. Claymore Securities, Inc. is also the sponsor and successor sponsor of Series of Ranson Unit Investment Trusts and The Kansas Tax-Exempt Trust and Multi-State Series of The Ranson Municipal Trust. On October 29, 2001, Ranson & Associates, Inc. was acquired by Claymore Group LLC. The sale to Claymore Group LLC was financed by a loan from The Bank of New York, the Trustee. In November 2001, the Sponsor changed its name from Ranson & Associates, Inc. to Claymore Securities, Inc. Claymore Securities, Inc. has been active in public and corporate finance and has sold bonds and unit investment trusts and maintained secondary market activities relating thereto. At present, Claymore Securities, Inc., which is a member of the National Association of Securities Dealers, Inc., is the Sponsor to each of the above-named unit investment trusts and serves as the financial adviser and as an underwriter for Kansas municipalities. The Sponsor's offices are located at 250 North Rock Road, Suite 150, Wichita, Kansas 67206-2241 and at 210 North Hale Street, Wheaton, Illinois 60187.

         If at any time the Sponsor shall fail to perform any of its duties under the Trust Agreement or shall become incapable of acting or shall be adjudged a bankrupt or insolvent or shall have its affairs taken over by public authorities, then the Trustee may (a) appoint a successor sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding such reasonable amounts as may be prescribed by the SEC, or (b) terminate the Trust Agreement and liquidate any trust as provided therein, or (c) continue to act as Trustee without terminating the Trust Agreement.

         The foregoing information with regard to the Sponsor relates to the Sponsor only and not to the Trust. Such information is included in this Prospectus only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations with respect to the Trust. More comprehensive financial information can be obtained upon request from the Sponsor.

         LIMITATIONS ON LIABILITY. The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Trust Agreement, but will be under no liability to the Unitholders for taking any action or refraining from any action in good faith or for errors in judgment; nor will they be responsible in any way for depreciation or loss incurred by reason of the sale of any Bonds, except in cases of their willful misconduct, bad faith, gross negligence or reckless disregard for their obligations and duties.

         RESPONSIBILITY. The Trustee shall sell, for the purpose of redeeming Units tendered by any Unitholder and for the payment of expenses for which funds are not available, such of the Bonds in a list furnished by the Sponsor as the Trustee in its sole discretion may deem necessary.

         It is the responsibility of the Sponsor to instruct the Trustee to reject any offer made by an issuer of any of the Securities to issue new obligations in exchange and substitution for any Securities pursuant to a refunding or refinancing plan, except that the Sponsor may instruct the Trustee to accept such an offer or to take any other action with respect thereto as the Sponsor may deem proper if the issuer is in default with respect to such Securities or in the judgment of the Sponsor the issuer will probably default in respect to such Securities in the foreseeable future.

         Any obligations so received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Trust Agreement to the same extent as Securities originally deposited thereunder. Within five days after the deposit of obligations in exchange or substitution for underlying Securities, the Trustee is required to give notice thereof to each Unitholder, identifying the obligations eliminated and the Securities substituted therefor. Except as stated in the Trust Agreement or in this and the preceding paragraph and in the discussion under "Risk Factors-Failure of a Contract to Purchase Bonds and Substitution of Bonds" regarding the substitution of Replacement Bonds for Failed Bonds, the acquisition by the Trust of any securities other than the Securities initially deposited is prohibited.

         The Sponsor may direct the Trustee to dispose of Bonds in certain limited circumstances, including upon default in the payment of principal or interest, institution of certain legal proceedings or the existence of certain other impediments to the payment of Bonds, default under other documents which may adversely affect debt service, default in the payment of principal or interest on other obligations of the same issuer, decline in projected income pledged for debt service on revenue Bonds, or decline in price or the occurrence of other market factors, including advance refunding, so that in the opinion of the Sponsor the retention of such Bonds in the Trust would be detrimental to the interest of the Unitholders. The proceeds from any such sales will be credited to the Principal Account for distribution to the Unitholders.

         RESIGNATION. If the Sponsor resigns or becomes unable to perform its duties under the Trust Agreement, and no express provision is made for action by the Trustee in such event, the Trustee may appoint a successor sponsor, terminate the Trust Agreement and liquidate the Trusts or continue to act as Trustee.

TRUSTEE

         THE TRUSTEE. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its Unit Investment Trust Division offices at 101 Barclay Street, 20th Fl., New York, New York 10286, telephone 1-800-701-8178. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

         The Trustee, whose duties are ministerial in nature, has not selected the portfolio of the Trust. However, the Bonds included in the portfolio on the Initial Date of Deposit may be purchased by the Sponsor from BNY Capital Markets, Inc. ("BNY"), which is a wholly-owned subsidiary of Bank of New York Company, Inc. ("BONY Company"). The Trustee is also a wholly-owned subsidiary of BONY Company. Subsequent to the Initial Date of Deposit, the Trustee may purchase Bonds from BNY in order to create additional Units.

         In accordance with the Trust Agreement, the Trustee shall keep records of all transactions at its office. Such records shall include the name and address of, and the number of Units held by, every Unitholder of the Trust. Such books and records shall be open to inspection by any Unitholder at all reasonable times during usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee shall keep a certified copy or duplicate original of the Trust Agreement on file in its or available for inspection at all reasonable times during usual business hours by any Unitholder, together with a current list of the securities held in each Trust. Pursuant to the Trust Agreement, the Trustee may employ one or more agents for the purpose of custody and safeguarding of securities comprising the Trust.

         LIMITATIONS ON LIABILITY. The Trustee shall not be liable or responsible in any way for depreciation or loss incurred by reason of the disposition of any monies, Securities or certificates or in respect of any evaluation or for any action taken in good faith reliance on prima facie properly executed documents except, generally, in cases of its willful misconduct, lack of good faith or gross negligence. In addition, the Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Trust which the Trustee may be required to pay under current or future law of the United States or any other taxing authority having jurisdiction. See "Trust Portfolio."

         RESPONSIBILITY. For information relating to the responsibilities of the Trustee under the Trust Agreement, reference is made to the material set forth under "Rights of Unitholders," "Sponsor-Responsibility" and "Sponsor-Resignation."

         RESIGNATION. Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of a Trust created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor.

         The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than sixty days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within thirty days after notification, the retiring trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may at any time remove the Trustee, with or without cause, and appoint a successor trustee as provided in the Trust Agreement. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The Trustee must be a corporation organized under the laws of the United States, or any state thereof, be authorized under such laws to exercise trust powers and have at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

EVALUATOR

         THE EVALUATOR. Claymore Securities, Inc. will serve as the evaluator of the Bonds in the Trust (the "Evaluator"), and as such will appraise the Bonds or cause the Bonds to be appraised.

         LIMITATIONS ON LIABILITY. The Trustee and the Sponsor may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it; provided, however, that the Evaluator shall be under no liability to the Trustee, the Sponsor or Unitholders for errors in judgment. However, this provision shall not protect the Evaluator in cases of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         RESPONSIBILITY. The Trust Agreement requires the Evaluator to evaluate the Securities on the basis of their bid prices on each business day after the initial offering period, when any Unit is tendered for redemption and on any other day such evaluation is desired by the Trustee or is requested by the Sponsor. For information relating to the responsibility of the Evaluator to evaluate the Securities on the basis of their offering prices, see "Public Offering-Offering Price."

         RESIGNATION. The Evaluator may resign or may be removed by the Sponsor and the Trustee, and the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

AMENDMENT AND TERMINATION.

         The Trust Agreements may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders: (1) to cure any ambiguity or to correct or supplement any provision which may be defective or inconsistent; (2) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency; or (3) to make such provisions as shall not adversely affect the interests of the Unitholders. The Trust Agreements may also be amended in any respect by the Sponsor and the Trustee, or any of the provisions thereof may be waived, with the written consent of the holders of Units representing 66-2/3% of the Units then outstanding, provided that no such amendment or waiver will reduce the interest in a Series of the Trust of any Unitholder without the consent of such Unitholder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Unitholders. In no event shall the Trust Agreements be amended to increase the number of Units issuable thereunder or to permit, except in accordance with the provisions of the Trust Agreements, the acquisition of any Bonds in addition to or in substitution for those in the Trust. The Trustee shall promptly notify Unitholders of the substance of any such amendment.

         The Trust Agreements provide that a Series of the Trust shall terminate upon the maturity, redemption or other disposition, of the last of the Bonds held in such Series, but in no event later than the Mandatory Termination Date set forth under "Essential Information" in Part Two for each Trust. If the value of a Series of the Trust shall be less than the applicable minimum Trust value stated under "Essential Information" in Part Two (40% of the aggregate principal amount of Bonds deposited in the Trust), the Trustee may, in its discretion, and shall, when so directed by the Sponsor, terminate such Series of the Trust. A Series of the Trust may be terminated at any time by the holders of Units representing 66-2/3% of the Units of such Series then outstanding. In the event of termination, written notice thereof will be sent by the Trustee to all Unitholders of such Series. Within a reasonable period after termination, the Trustee will sell any Bonds remaining in such Series of the Trust and, after paying all expenses and charges incurred by such Series of the Trust, will distribute to Unitholders of such Series (upon surrender for cancellation of certificates for Units, if issued) their pro rata share of the balances remaining in the Interest and Principal Accounts of such Series.

EXPENSES OF THE TRUST

         The Sponsor will not charge any Series of the Trust fees for services performed as Sponsor, except the Sponsor shall receive an annual surveillance fee for services performed for such Trust Funds in an amount not to exceed the amount shown under "Essential Information" in Part Two for performing portfolio surveillance services for each Trust. Such fee (which is based on the largest number of Units outstanding during each year) may exceed the actual costs of providing such surveillance services for a Trust, but at no time will the total amount received for portfolio surveillance services rendered to such Series in any calendar year exceed the aggregate cost to the Sponsor for providing such services. The foregoing fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor or, if such category is no longer published, in a comparable category.

         The Trustee receives for its services the fee set forth under "Essential Information" appearing in Part Two. The Trustee fee which is calculated monthly is based on the largest aggregate principal amount of Bonds in each Trust Fund at any time during the period. Funds that are available for future distributions, redemptions and payment of expenses are held in accounts which are non-interest bearing to Unitholders and are available for use by the Trustee pursuant to normal banking procedures; however, the Trustee is also authorized by the Trust Agreements to make from time to time certain non-interest bearing advances to the Trust Funds. The Trustee's fee is payable on or before each Distribution Date. See "Unitholders-Distributions to Unitholders."

         For evaluation of Bonds in a Series of the Trust, the Evaluator receives a fee payable monthly, calculated on an annual rate as set forth under "Essential Information" in Part Two, based upon the largest aggregate principal amount of Bonds in such Series of the Trust at any time during such monthly period.

         The Trustee's fees, the Evaluator's fees and the surveillance fees are deducted from the Interest Account of each Series to the extent funds are available and then from the Principal Account of such Series. Such fees may be increased without approval of Unitholders by amounts not exceeding a proportionate increase in the Consumer Price Index entitled "All Services Less Rent of Shelter", published by the United States Department of Labor, or any equivalent index substituted therefor.

         The following additional charges are or may be incurred by a Series of the Trust: (a) fees for the Trustee's extraordinary services; (b) expenses of the Trustee (including legal and auditing expenses, but not including any fees and expenses charged by any agent for custody and safeguarding of Bonds) and of bond counsel, if any; (c) various governmental charges; (d) expenses and costs of any action taken by the Trustee to protect the Trust or such Series, or the rights and interests of the Unitholders; (e) indemnification of the Trustee for any loss, liability or expense incurred by it in the administration of such Series of the Trust not resulting from gross negligence, bad faith or willful misconduct on its part; (f) indemnification of the Sponsor for any loss, liability or expense incurred in acting as Sponsor of such Series of the Trust without gross negligence, bad faith or willful misconduct; and (g) expenditures incurred in contacting Unitholders upon termination of the Series. The fees and expenses set forth herein are payable out of such Series of the Trust and, when owed to the Trustee, are secured by a lien on the assets of the Series of the Trust. To the extent lawful, the Trust shall bear the expenses associated with updating the Trust's registration statement and maintaining registration or qualification of the Units and/or a Trust under federal or state securities laws subsequent to initial registration. Such expenses shall include legal fees, accounting fees, typesetting fees, electronic filing expenses and regulatory filing fees. The expenses associated with updating registration statements have been historically paid by a unit investment trust's sponsor. In addition, the Trustee is empowered to sell securities in order to make funds available to pay all expenses.

         Fees and expenses of a Series of the Trust shall be deducted from the Interest Account of such Series, or, to the extent funds are not available in such Account, from the Principal Account of such Series. The Trustee may withdraw from the Principal Account or the Interest Account of such Series such amounts, if any, as it deems necessary to establish a reserve for any taxes or other governmental charges or other extraordinary expenses payable out of that Series of the Trust. Amounts so withdrawn shall be credited to a separate account maintained for such Series known as the Reserve Account and shall not be considered a part of such Series when determining the value of the Units of such Series until such time as the Trustee shall return all or any part of such amounts to the appropriate account.

LEGAL OPINIONS

         The legality of the Units offered hereby and certain matters relating to Federal tax law were passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor.

INDEPENDENT AUDITORS

         The statement of net assets, including the schedule of investments, appearing in Part Two of this Prospectus, with information pertaining to the specific Trust to which such statement relates, has been audited by Ernst & Young LLP, independent auditors, as set forth in their report appearing in Part Two of this Prospectus, and is included herein in reliance upon the authority of said firm as experts in accounting and auditing.

                              Ranson Defined Funds

                            Insured Corporate Series 12










                                  Part Two

                           Dated September 5, 2002








THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


NOTE: Part Two of this Prospectus May Not Be Distributed Unless Accompanied by Part One.

                             Ranson Defined Funds
                          Insured Corporate Series 12
                             Essential Information
                            As of December 31, 2001
             Sponsor and Evaluator:  Claymore Securities, Inc.
                       Trustee:  The Bank of New York Co.

General Information
Principal Amount of Securities                                    $3,965,000
Number of Units                                                      404,749
Fractional Undivided Interest in the Trust per Unit                1/404,749
Principal Amount of Securities per Unit                               $9.796
Calculation of Public Offering Price:
  Aggregate Value of Securities in the Trust                      $3,785,951
  Aggregate Value of Securities per Unit                              $9.354
  Principal Cash per Unit (1)                                          $.004
  Accrued Interest per Unit through settlement date of
  January 4, 2002                                                      $.009
  Total Price including Accrued Interest per Unit                     $9.367
  Sales Charge of 5.50% of Public Offering Price (equivalent to
  5.820% of the net amount invested) per Unit                          $.545
  Public Offering Price per Unit                                      $9.912
Redemption Price per Unit                                             $9.367
Calculation of Estimated Net Annual Interest Income per Unit:
  Estimated Annual Interest Income                                    $.6741
  Less:  Estimated Annual Expense                                     $.0296
  Estimated Net Annual Interest Income                                $.6445
Daily Rate at which Estimated Annual Interest Income Accrues
  per Unit                                                          $.001790
Estimated Current Return Based on Public Offering Price (2)            6.50%
Estimated Long-Term Return (2)                                         6.59%


1. This amount, if any, represents principal cash or overdraft which is an asset or liability of the Trust and is included in the Public Offering Price.

2. The Estimated Current Return and Estimated Long-Term Return will vary with changes in the Public Offering Price and there is no assurance that such returns on the date hereof will be applicable on a subsequent date of purchase. These estimated returns are increased for transactions entitled to a reduced sales charge (see "Public Offering of Units - Public Offering Price" - Part One).

                              Ranson Defined Funds
                           Insured Corporate Series 12
                        Essential Information (continued)
                            As of December 31, 2001
             Sponsor and Evaluator:  Claymore Securities, Inc.
                       Trustee:  The Bank of New York Co.


Record and Distribution Date       Record Date is the first of each month and
                                   Distributions to Unitholders on such
                                   record dates will be made on the 15th day of the month.

Distribution Dates                 No distribution (other than capital gains
                                   distributions) need be made from the
                                   Principal Account if the balance therein, excluding capital gains, is less than $1.00 per 100 Units.

Trustee's Annual Fee
(including estimated expenses)     $1.00 per 100 Units (includes $1.43 of
                                   Trustee's annual fee per $1,000 principal amount of underlying Securities and $.01 of out-of-pocket expenses per 100 Units).

Evaluator's Annual Fee             $.30 per $1,000 principal amount of
                                   underlying Securities.

Surveillance Fee                   $.25 per $1,000 principal amount of
                                   underlying Securities.

Date of Trust Agreement
and Initial Deposit                May 20, 1998

Mandatory Termination Date         January 1, 2030

Weighted Average Stated
Maturity of Bonds                  25.87 years

Discretionary Liquidation Amount   The Trust may be terminated if the value
                                   thereof is less than $350,000 (40% of the par value of the Securities deposited in the Trust).

                         Report of Independent Auditors


Unitholders
Ranson Defined Funds
Insured Corporate Series 12

We have audited the accompanying statement of assets and liabilities of Ranson Defined Funds Insured Corporate Series 12, including the schedule of investments, as of December 31, 2001, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodial bank.
An audit also includes assessing the accounting principles used and significant estimates made by the sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ranson Defined Funds Insured Corporate Series 12 at December 31, 2001, and the results of its operations and changes in its net assets for the periods indicated above in conformity with accounting principles generally accepted in the United States.




                                                             Ernst & Young LLP



Kansas City, Missouri
April 16, 2002

                                Ranson Defined Funds

                            Insured Corporate Series 12

                       Statement of Assets and Liabilities

                               December 30, 2001


Assets
Securities, at value (cost $3,969,174)                             $3,785,951
Interest receivable                                                    76,566
Organization costs                                                      2,000
                                                                         ----
Total assets                                                        3,864,517


Liabilities and net assets
Cash overdraft                                                         57,944
Accrued liabilities                                                    14,131
                                                                         ----
                                                                       72,075

Net assets, applicable to 404,749 Units outstanding:
  Cost of Trust assets, exclusive of interest       $3,969,174
  Unrealized depreciation                            (183,223)
  Distributable funds                                    6,491
                                                          ----           ----
Net assets                                                         $3,792,442
                                                                    =========


See accompanying notes to financial statements.

                              Ranson Defined Funds

                           Insured Corporate Series 12

                            Statements of Operations




                                                  Year ended December 31
                                                2001        2000       1999
                                                ----        ----       ----
Investment income - interest                $269,676    $279,365   $291,210
Expenses:
  Trustee's fees and related expenses         11,807      11,384     15,207
  Evaluator's and portfolio surveillance fees  2,263       2,277      2,365
Amortization of organizational expenses        2,000       2,000      2,000
                                                ----        ----       ----
Total expenses                                16,070      15,661     19,572
                                                ----        ----       ----
Net investment income                        253,606     263,704    271,638

Realized and unrealized gain (loss) on
  investments:
  Realized gain (loss) on investments          (635)    (20,330)      4,451
  Unrealized appreciation (depreciation)
  on investments during the period           302,052      97,213  (697,305)
                                                ----        ----       ----
Net gain (loss) on investments               301,417      76,883  (692,854)
                                                ----        ----       ----
Net increase (decrease) in net assets
  resulting from operations                 $555,023    $340,587 $(421,216)
                                           =========   =========  =========


See accompanying notes to financial statements.

                                Ranson Defined Funds

                             Insured Corporate Series 12

                       Statements of Changes in Net Assets




                                                  Year ended December 31
                                              2001        2000          1999
                                              ----        ----          ----
Operations:
  Net investment income                   $253,606    $263,704      $271,638
  Realized gain (loss) on investments        (635)    (20,330)         4,451
  Unrealized  appreciation
  (depreciation)
  on investments during the period         302,052      97,213     (697,305)
                                              ----        ----          ----
Net increase (decrease) in net assets
  resulting from operations                555,023     340,587     (421,216)

Distributions to Unitholders:
  Net investment income                  (260,053)   (264,203)     (276,592)

Capital transactions:
  Redemption of 11,092 Units                    -            -     (107,848)
  Redemption of 21,659 Units                    -    (182,822)             -
                                             ----         ----         ----
Total increase (decrease) in net assets   294,970    (106,438)     (805,656)

Net assets:
  At the beginning of the period        3,497,472    3,603,910     4,409,566
                                             ----         ----          ----
  At the end of the period (including
  distributable funds applicable
  to Trust Units of $6,491, $(28,619)
  and $14,045 at December 31, 2001,
  2000 and 1999, respectively)         $3,792,442   $3,497,472   $3,603,910
                                        =========    =========    =========
Trust Units outstanding at the end of
  the period                              404,749      404,749      426,408
                                        =========    =========    =========
Net asset value per Unit at the end of
  the period                                $9.37        $8.64        $8.45
                                        =========    =========    =========


See accompanying notes to financial statements.



                                                   Ranson Defined Funds

                                                Insured Corporate Series 12

                                                 Schedule of Investments

                                                    December 31, 2001


                                                   Coupon     Maturity    Redemption                      Principal
Name of Issuer (4)                                 Rate           Date    Provisions(2)       Rating(1)      Amount     Value(3)
---------------------                              ---             ---    -----               ---              ----          ---
Consolidated Edison Company                        7.100%    2/01/2028    2008 @ 103.37       AAA          $400,000     $399,630

New York Telephone Company                         7.000     8/15/2025    2003 @ 102.34       AAA           375,000      362,355

Pacific Bell Telephone Company                     7.500     2/01/2033    2003 @ 102.94       AAA           930,000      948,170

Pacific Gas & Electric Company                     7.250     3/01/2026    2003 @ 102.02       AAA           625,000      634,319

Texas Utilities                                    7.375    10/01/2025    2003 @ 103.35       AAA           910,000      926,071

U.S. Treasury Strip (5)                            0.000     5/15/2025    Non-Callable        AAA           225,000       56,637

U.S. West                                          7.200    11/10/2026    2005 @ 103.04       AAA           500,000       458,769
                                                                                                               ----          ----
                                                                                                         $3,965,000     $3,785,951
                                                                                                          =========      =========

See accompanying notes to Schedule of Investments.

                          Ranson Defined Funds

                       Insured Corporate Series 12

Notes to Schedule of Investments



1. All ratings are by Standard & Poor's Corporation, unless marked with the symbol "*", in which case the rating is by Moody's Investors Service, Inc. The symbol "NR" indicates Bonds for which no rating is available.

2. There is shown under this heading the year in which each issue of Bonds is initially redeemable and the redemption price for that year or, if currently redeemable, the redemption price currently in effect; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter, but not below par value. The prices at which the Bonds may be redeemed or called prior to maturity may or may not include a premium and, in certain cases, may be less than the cost of the Bonds in the Trust. In addition, certain Bonds in the Trust may be redeemed in whole or in part other than by operation of the stated redemption or sinking fund provisions under certain unusual or extraordinary circumstances specified in the instruments setting forth the terms and provisions of such Bonds.

3. See Note 1 to the accompanying financial statements for a description of the method of determining cost and value.

4. All Corporate Bonds are insured either by the issuer of the Bonds or by the sponsor under a policy obtained from Municipal Bond Investors Assurance Corporation. The insurance policy has been paid in advance by such issuer or the sponsor and each such policy is non-cancelable and will remain in force so long as the Bonds are outstanding. Therefore, the Corporate Bonds are rated AAA by Standard & Poor's Corporation and Aaa by Moody's Investors Service, Inc.

5. This Security has been purchased at a discount from the par value because there is no stated interest income thereon. Such Security is normally described as a "zero coupon" Security. Over the life of the Security the value increases, so that upon maturity, the holders of the Security will receive 100% of the principal amount thereof.

See accompanying notes to financial statements.

                          Ranson Defined Funds

                       Insured Corporate Series 12

                       Notes to Financial Statements


1.  Significant Accounting Policies

Trust Sponsor and Evaluator

On October 29, 2001, Ranson & Associates, Inc., the Trust's sponsor and evaluator, was acquired by Claymore Group LLC, and has changed its name to Claymore Securities, Inc.

Valuation of Securities

Securities are stated at bid prices as determined by Ranson & Associates, Inc. The aggregate bid prices of the Securities are determined by the Evaluator based on (a) current bid prices of the Securities, (b) current bid prices for comparable securities, (c) appraisal, (d) insurance or (e) any combination of the above. (See Note 5 - Insurance).

Cost of Securities

Cost of the Trust's Securities is based on the offering prices of the Securities on the dates of deposit of such Securities acquired during the primary sales period, net of amortization of premiums and accretion of discounts for debt securities. Realized gain (loss) from Security transactions is reported on an identified cost basis.

Investment Income

Interest income consists of amortization of original issue discount for zero coupon obligations, amortization of premiums, accretion of discounts and interest accrued as earned on the fixed rate obligations (See Note 2 - Change in Accounting Principle).

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Trust's sponsor to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

Organization Costs

Organization costs incurred by the Trust are being expensed over five years.

2.  Change in Accounting Principle

As required, effective January 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums or accreting discounts on debt securities. Prior to January 1, 2001, the Trust did not amortize premiums or accrete discounts on debt securities (except for accretion of discount on zero coupon obligations). The cumulative effect of this accounting change had no impact on total net assets of the Trust, but resulted in $14,353 decrease in cost of securities and a corresponding $14,353 increase in net unrealized appreciation for the Trust, respectively, based on the securities held on January 1, 2001.

The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $6,506 and increase net unrealized appreciation by $6,506 for the Trust. The Statements of Operations and Statements of Changes in Net Assets for prior periods have not been restated to reflect this change in presentation.

                          Ranson Defined Funds

                        Insured Corporate Series 12

                 Notes to Financial Statements (continued)


3.  Unrealized Appreciation and Depreciation

Following is an analysis of net unrealized depreciation at December 31, 2001:

   Gross unrealized appreciation                                    $       -
   Gross unrealized depreciation                                    (183,223)
                                                                        -----
   Net unrealized depreciation                                     $(183,223)
                                                                    =========

4.  Federal Income Taxes

The Trust is not an association taxable as a corporation for federal income tax purposes. Each Unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, Subchapter J of Chapter 1 of the Internal Revenue Code of 1986, as amended. Accordingly, no provision has been made for federal income taxes.

5.  Other Information

Cost to Investors

The cost to original investors of Units of the Trust was based on the aggregate offering price of the Bonds on the date of an investor's purchase, plus a sales charge of 4.90% of the Public Offering Price (equivalent to 5.152% of the net amount invested). The Public Offering Price for secondary market transactions is based on the aggregate bid price of the Bonds plus or minus a pro rata share of cash or overdraft in the Principal Account, if any, on the date of an investor's purchase, plus a sales charge of 5.50% of the Public Offering Price (equivalent to 5.820% of the net amount invested).

Insurance

Insurance guaranteeing the payment of all principal and interest on the corporate Bonds in the portfolio has been obtained from an independent company by the issuer of the Bonds involved or by the Trust's sponsor. Insurance obtained by the Trust's sponsor or a Bond issuer is effective as long as such Bonds are outstanding. As a result of such insurance, the Units of the Trust have received a rating of "AAA" by Standard & Poor's Corporation. No representation is made as to any insurer's ability to meet its commitments.

Distributions

Distributions of net investment income to Unitholders are declared and paid monthly. Income distributions per Unit on a record date basis are $.64, $.65 and $.64 for the periods ended December 31, 2001, 2000 and 1999, respectively.

                              Ranson Defined Funds

                          Insured Corporate Series 12

                     Notes to Financial Statements (continued)

6.  Financial Highlights


                                                         Year ended
                                                     December 31, 2001 (a)

Per Unit Operating Performance:
    Net asset value, beginning of period                              $8.64
                                                                      -----
    Income from investment operations:
    Net investment income                                              0.63
    Net realized and unrealized gain
       on investment transactions                                      0.74
                                                                      -----
    Total from investment operations                                   1.37
                                                                      -----
    Distributions to Unitholders:
    Net investment income                                            (0.64)
                                                                      -----
    Total distributions                                              (0.64)
                                                                      -----
    Net asset value, end of period                                    $9.37
                                                                     ======
Total Return (b):                                                    16.44%

Ratio of items below to Average Net Assets:
    Expenses                                                          0.44%
    Net investment income                                             6.90%


(a) As required, effective January 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums or accreting discounts on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per unit by $0.02, increase net realized and unrealized gains and losses per unit by $0.02, and decrease the ratio of net investment income to average net assets from 7.07% to 6.90%.

(b)  Total return is based on average redemption prices per unit.

                       Consent of Independent Auditors



We consent to the reference to our firm under the caption "Independent Auditors" and to the use of our report dated April 16, 2002, in this Post-Effective Amendment to the Registration Statement (Form S-6) and related Prospectus of Ranson Defined Funds Insured Corporate Series 12 dated September 5, 2002.



                                                              Ernst & Young LLP


Kansas City, Missouri
September 5, 2002

                       KEMPER GOVERNMENT SECURITIES TRUST
                       KEMPER DEFINED FUNDS GNMA PORTFOLIO
                  KEMPER DEFINED FUNDS U.S. TREASURY PORTFOLIO
                  EVEREN UNIT INVESTMENT TRUSTS GNMA PORTFOLIO
              EVEREN UNIT INVESTMENT TRUSTS U.S. TREASURY PORTFOLIO
                  RANSON UNIT INVESTMENT TRUSTS GNMA PORTFOLIO
              RANSON UNIT INVESTMENT TRUSTS U.S. TREASURY PORTFOLIO


                                    PART ONE

         Each Series of the Kemper Government Securities Trust, GNMA Portfolio, Kemper Defined Funds GNMA Portfolio, EVEREN Unit Investment Trusts GNMA Portfolio and Ranson Unit Investment Trusts GNMA Portfolio (collectively, the "GNMA TRUST") was formed for the purpose of obtaining safety of capital and current monthly distributions of interest and principal through investment in a portfolio consisting of mortgage-backed Securities of the modified pass-through type. All payments of principal and interest on the mortgage-backed Securities are fully guaranteed by the Government National Mortgage Association ("GNMA"). The full faith and credit of the United States is pledged to the payment of the Securities in the GNMA Trust but the Units of such Series are not backed by such full faith and credit.

         Each Series of the Kemper Government Securities Trust, U.S. Treasury Portfolio, Kemper Defined Funds U.S. Treasury Portfolio, EVEREN Unit Investment Trusts U.S. Treasury Portfolio and Ranson Unit Investment Trusts U.S. Treasury Portfolio (collectively, the "U.S. TREASURY PORTFOLIO SERIES") was formed for the purpose of providing safety of capital and investment flexibility through an investment in a portfolio of interest-bearing (or in certain Series zero coupon) U.S. Treasury obligations that are backed by the full faith and credit of the United States Government. Interest income distributed by the U.S. Treasury Portfolio Series is generally exempt from state personal income taxes in all states.

         Certain Series are available to non-resident aliens and the income from such Series, provided certain conditions are met, will be exempt from withholding for U.S. Federal income tax for such foreign investors. A foreign investor must provide a completed W-8 Form to his financial representative or the trustee to avoid withholding on his account.

         UNITS OF THE TRUSTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION AND INVOLVE INVESTMENT RISK INCLUDING LOSS OF PRINCIPAL.

                       SPONSOR: CLAYMORE SECURITIES, INC.

AS WITH ANY INVESTMENT, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE UNITS OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY CONTRARY REPRESENTATION IS A CRIMINAL OFFENSE.

  The investor is advised to read and retain both parts of this Prospectus for future reference.
          The date of this Part One is that date set forth in Part Two of the Prospectus

                                TABLE OF CONTENTS

                                                                            PAGE

SUMMARY-- GNMA PORTFOLIO                                                       1

       General                                                                 1
       Monthly Distributions                                                   1
       Securities                                                              1
       Risk Factors                                                            2
       Estimated Current and Long-Term Returns                                 2
       Market for Units                                                        2

GNMA PORTFOLIO                                                                 2

       The GNMA Trust                                                          2
       Risk Factors                                                            3
       Portfolios                                                              4
       Origination                                                             5
       Nature of Ginnie Maes and GNMA Guaranty                                 7
       Life of the Securities and of the Series of the GNMA Trust              8

SUMMARY-- U.S. TREASURY PORTFOLIO                                              9

       Monthly Distributions                                                  10
       Stripped Treasury Securities                                           10
       Risk Factors                                                           10
       Estimated Current and Long-Term Returns                                11
       Market for Units                                                       12

THE U.S. TREASURY PORTFOLIO SERIES                                            12

       Risk Factors                                                           12
       General                                                                13

PORTFOLIO SELECTION                                                           13

THE UNITS                                                                     14

ESTIMATED LONG-TERM AND CURRENT RETURNS                                       14

PUBLIC OFFERING OF UNITS                                                      15

       Public Offering Price                                                  15
       Public Distribution                                                    19
       Profits of Sponsor                                                     20

TAX STATUS OF THE TRUSTS                                                      20

REGULATED INVESTMENT COMPANIES                                                20

       RIC Status                                                             21
       Distributions                                                          21
       Dividends Received Deduction                                           21
       If You Sell or Redeem Units                                            21
       Taxation of Capital Gains and Losses                                   21
       Deductibility of RIC Expenses                                          22

OTHER TRUSTS                                                                  22

       Assets of the Grantor Trusts                                           22
       Grantor Trust Status                                                   22
       Your Tax Basis and Income or Loss Upon Disposition                     22
       Discount, Accrued Interest and Premium on Debt Obligations             23
       Exchanges                                                              24
       Limitations on the Deductibility of Trust Expenses                     24
       Foreign, State and Local Taxes                                         24

RETIREMENT PLANS                                                              25

REDEMPTION                                                                    25

       Right of Redemption                                                    25
       Computation of Redemption Value                                        26
       Postponement of Redemption                                             27

RIGHTS OF UNITHOLDERS                                                         27

       Unitholders                                                            27
       Ownership of Units                                                     27
       Certain Limitations                                                    28

EXPENSES AND CHARGES                                                          28

       Fees                                                                   28
       Other Charges                                                          29

DISTRIBUTIONS FROM THE INTEREST, PRINCIPAL AND CAPITAL GAINS ACCOUNTS         30

       GNMA Trust                                                             30
       U.S. Treasury Portfolio Series                                         30
       General                                                                31

ADMINISTRATION OF THE TRUST                                                   32

       Records and Accounts                                                   32

       Portfolio Supervision                                                  32
       Reports to Unitholders                                                 33
       Amendments                                                             34
       Termination                                                            35

SPONSOR                                                                       35

       The Sponsor                                                            35
       Limitations on Liability                                               36
       Responsibility                                                         36
       Resignation                                                            37

TRUSTEE                                                                       37

       The Trustee                                                            37
       Limitations on Liability                                               38
       Responsibility                                                         38
       Resignation                                                            38

EVALUATOR                                                                     38

       The Evaluator                                                          38
       Limitations on Liability                                               38
       Responsibility                                                         39
       Resignation                                                            39

AMENDMENT AND TERMINATION                                                     39

LEGAL OPINIONS                                                                40

INDEPENDENT AUDITORS                                                          40



Essential Information*
Report of Independent Auditors*
Statement of Assets and Liabilities*
Statement of Operations*
Statement of Changes in Net Assets*
Schedule of Investments*
Notes to Schedule of Investments*
Notes to Financial Statements*

*    INFORMATION ON THESE ITEMS APPEARS IN PART TWO

SUMMARY -- GNMA PORTFOLIO

         GENERAL. Each Series of the Kemper Government Securities Trust, GNMA Portfolio, Kemper Defined Funds, GNMA Portfolio, EVEREN Unit Investment Trusts GNMA Portfolio and Ranson Unit Investment Trusts GNMA Portfolio (each a "GNMA TRUST" or "TRUST"), is one of a series of unit investment trusts whose objective is to obtain safety of capital and to provide current monthly distributions of interest and principal through investment in a fixed portfolio initially consisting of contracts to purchase taxable mortgage-backed securities of the modified pass-through type ("GINNIE MAES" or "SECURITIES"), including so-called "GINNIE MAE II'S" (see "GNMA Portfolios -- Origination"), which involve larger pools of mortgages and which have a central paying agent, fully guaranteed as to principal and interest by the Government National Mortgage Association ("GNMA"). Certain Series of the GNMA Trust contain Ginnie Maes which consist of pools of long term (I.E., 30 year) mortgages on 1- to 4-family dwellings. Other Series contain Ginnie Maes consisting of pools of mortgages on 1- to 4-family dwellings which have stated maturity of 15 years (so called "GINNIE MAE MIDGETS"). See "GNMA Portfolios" and the "Schedule of Investments" in Part Two. Under certain circumstances, the Sponsor may direct the Trustee to reinvest certain surplus monies in the principal account of a Series in additional Ginnie Maes. See "Administration of the Trust -- Portfolio Supervision."

         The guaranteed payment of principal and interest afforded by Ginnie Maes may make an investment in a Series of the GNMA Trust particularly well suited for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other tax-deferred retirement plans. In addition, the ability to buy whole or fractional Units (minimum purchase $1,000, $250 for IRA accounts) enables such investors to tailor the dollar amount of their purchases of Units to take maximum possible advantage of the annual deductions available for contributions to such plans. Investors should consult with their tax advisers before investing. See "Retirement Plans."

         MONTHLY DISTRIBUTIONS. Monthly distributions of principal, prepayments of principal, if any, and interest received by a Series of the GNMA Trust will be paid in cash unless the Unitholder elects to have them automatically reinvested in certain open-end mutual funds. Since the portfolio securities and investment objectives of such funds may differ significantly from that of the GNMA Trusts, Unitholders should carefully consider the consequences before selecting such funds for reinvestment. Any such reinvestment is made at net asset value, that is, without a sales charge. Investors have the ability to designate that only principal payments (including prepayments) or only interest payments or both are to be reinvested. Investors who intend to participate in the Reinvestment Program should so indicate at the time of their purchase. See "Distribution Reinvestment." It should be noted by purchasers of Midget Foreign Investors Trusts that distributions from the reinvestment fund chosen generally will be subject to U.S. Federal income tax withholding. Distributions will be made on or about the last day of each month to Unitholders of record on the 1st day of such month.

         SECURITIES. One or more different issues of Ginnie Maes were deposited in the GNMA Trust on the Initial Date of Deposit. The current percentage relationship among the Ginnie Maes in a GNMA Series is shown under "Essential Information" and "Schedule of Investments" in Part Two.

         RISK FACTORS. An investment in Units of a Series of the GNMA Trust should be made with an understanding of the risks which an investment in fixed rate long term debt obligations may entail, including the risk that the value of the Portfolio and hence of the Units will decline with increases in interest rates. Because of the shorter average life of the Securities in certain Series of the GNMA Trust and the lower coupon interest rates on such Securities, the value of such Series should tend to fluctuate less than longer term obligations. Some or all of the Securities in a Series of the GNMA Trust may have been purchased at a market discount.

         ESTIMATED CURRENT AND LONG-TERM RETURNS. The Estimated Current Return shown under "Essential Information" in Part Two, shows the return based on the Public Offering Price which includes a sales charge and is computed by dividing the estimated net annual interest income by the Public Offering Price. The net annual interest rate will vary with changes in the fees and expenses of the Trustee, Sponsor and Evaluator and with the exchange, redemption, sale, scheduled payments, prepayments or maturity of underlying Securities. The Public Offering Price will also vary with fluctuations in the evaluation of the underlying Securities and accrued interest, and, in the case of certain Trusts, with changes in Purchased Interest and Daily Accrued Interest. Therefore, it can be expected that the Estimated Current Return will fluctuate in the future. The Estimated Long-Term Return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated average life of all of the Securities in the Trusts and (2) takes into account the expenses and sales charge associated with each Unit of each Trust. Since the market values and estimated average life of the Securities and the expenses of the Trusts will change, it can be expected that the Estimated Long-Term Returns will fluctuate in the future. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculation includes only the net annual interest rate and Public Offering Price. See "Estimated Long-Term and Current Returns." The net annual income is, of course, taxable to a Unitholder. The net annual income is not taxable for Federal income tax purposes to qualified foreign investors who have purchased Midget Foreign Investors Trusts. See "Tax Status of the Trusts" and "Retirement Plans."

         MARKET FOR UNITS. The Sponsor, though not obligated to do so, intends to maintain a market for the Units of the Series of the GNMA Trust based on the aggregate bid side evaluation of the underlying Securities plus, in the case of certain Trusts, Purchased Interest and Daily Accrued Interest. If such market is not maintained, a Unitholder will, nevertheless, be able to dispose of his Units through redemption at prices based on the aggregate bid side evaluation of the underlying Securities in each Series. See "Redemption." Market conditions may cause such prices to be greater or less than the amount paid for Units.

GNMA PORTFOLIO

         THE GNMA TRUST. Each Series of the GNMA Trust is a "unit investment trust" created under Missouri or New York law pursuant to a Trust Indenture and Agreement (hereinafter collectively referred to as the "INDENTURE").* Claymore Securities, Inc. is the Sponsor and Evaluator of the Trusts and is successor sponsor and evaluator of all unit investment trusts formerly sponsored by EVEREN Unit Investment Trusts, a service of EVEREN Securities, Inc. Claymore Securities, Inc. is also the sponsor and successor sponsor of certain unit investment trusts sponsored by Ranson & Associates, Inc. See "Sponsor." The Bank of New York is the Trustee of the Trusts as successor to Investors Fiduciary Trust Company.

         The purpose and objective of the GNMA Trust is to provide investors with an appropriate vehicle to obtain safety of capital and monthly distributions of interest and principal through investment in a fixed portfolio of securities (the "GNMA PORTFOLIO") consisting of taxable mortgage-backed securities of the modified pass-through type ("GINNIE MAES") guaranteed by the Government National Mortgage Association ("GNMA") and backed by the full faith and credit of the United States. In addition, the Midget Foreign Investors Trusts and GNMA Foreign Investors Portfolio Series, which are available only to non-resident alien investors, have an additional purpose of providing income which is exempt from withholding for U.S. Federal income taxes for such foreign investors. A foreign investor must provide a completed W-8 Form to his financial representative or the Trustee to avoid withholding on his account. See "Tax Status of the Trusts."

         As used herein, the term "SECURITIES" means the Ginnie Maes described in Part Two under "Schedule of Investments."

         On the date shown, each Unit represented the fractional undivided interest in the Securities and estimated net income of the Series of the GNMA Trust set forth in Part Two under "Essential Information." Because regular payments of principal are to be received and certain of the Securities from time to time may be redeemed or will mature in accordance with their terms or may be sold under certain circumstances described herein, the Series of the GNMA Trust is not expected to retain its present size and composition. Units will remain outstanding until redeemed upon tender to the Trustee by any Unitholder (which may include the Sponsor) or until the termination of a Series of the GNMA Trust pursuant to the Indenture.

         RISK FACTORS. An investment in Units of a Series of the GNMA Trust should be made with an understanding of the risks which an investment in fixed rate long term debt obligations may entail, including the risk that the value of the GNMA Portfolio and hence of the Units will decline with increases in interest rates. Because of the shorter average life of the Ginnie Mae Midgets in certain Series of the GNMA Trust, and the lower coupon interest rate on such Securities, the value of the Units of such Series should tend to fluctuate less than that of Series composed of longer term obligations. The value of the underlying Securities will fluctuate inversely with changes in interest rates. In addition, the potential for appreciation of the underlying Securities, which might otherwise be expected to occur as a result of a decline in interest rates may be limited or negated by increased principal prepayments on the underlying mortgages. The high inflation during certain periods, together with the fiscal measures adopted

--------------
* To the extent reference is made to the Indenture, any statements herein are qualified in their entirety by the provisions of said Indenture.

to attempt to deal with it, have resulted in wide fluctuations in interest rates and, thus, in the value of fixed rate long term debt obligations generally. The Sponsor cannot predict whether such fluctuations will continue in the future.

         The Securities in the Series of the GNMA Trust were chosen in part on the basis of their respective stated maturity dates. The ranges of maturity dates of the Securities contained in a Series of the Trust are shown in Part Two on the "Schedule of Investments." See "Life of the Securities and of the Series of the GNMA Trust."

         A Series of the GNMA Trust may be an appropriate medium for investors who desire to participate in a portfolio of taxable fixed income securities offering the safety of capital provided by securities backed by the full faith and credit of the United States but who do not wish to invest the minimum $25,000 which is required for a direct investment in GNMA guaranteed securities.

         PORTFOLIOS. The GNMA Portfolios of the Series of the GNMA Trust consist of Ginnie Maes, including so-called Ginnie Mae II's and, in the case of certain designated Series, Ginnie Mae Midgets, fully guaranteed as to payment of principal and interest by the Government National Mortgage Association. In order for Ginnie Maes to be eligible for inclusion in Midget Foreign Investors Trusts or GNMA Foreign Investors Portfolio Series, evidence must be received by the Sponsor that the underlying mortgages were originated after July 18, 1984. Although the Sponsor believes that all the underlying mortgages were originated after July 18, 1984, to the extent that this is not the case, a Foreign Investor will be subject to withholding for U.S. Federal income taxes on income derived from mortgages that were originated on or prior to July 18, 1984. See "Tax Status of the Trusts." Each group of Ginnie Maes described herein as having a specified range of maturities includes individual mortgage-backed securities which have varying ranges of maturities. Current market conditions accord little or no difference in price among the individual Ginnie Mae securities within such group on the basis of the difference in the maturity dates of each Ginnie Mae. A purchase of Ginnie Maes with the same coupon rate and a maturity date within the range mentioned above will be considered an acquisition of the same Security for additional deposits. In the future, however, the difference in maturity ranges could affect the market value of the individual Ginnie Maes. At such time, any additional purchases by a GNMA Portfolio Series of the Trust will take into account the maturities of the individual Securities.

         A Series of the GNMA Trust may contain Securities which were acquired at a market discount. Such Securities trade at less than par value because the interest rates thereon are lower than interest rates on comparable debt securities being issued at currently prevailing interest rates. If interest rates for newly issued and otherwise comparable securities increase, the market discount of previously issued securities will increase and if interest rates for newly issued comparable securities decline, the market discount of previously issued securities will decrease, other things being equal. Investors should also note that the value of Ginnie Mae securities purchased at a market discount will increase in value faster than Ginnie Mae securities purchased at a market premium if interest rates decrease. Conversely, if interest rates increase, the value of Ginnie Mae securities purchased at a market discount will decrease faster than Ginnie Mae securities purchased at a premium. In addition, if interest rates rise, the prepayment risk of higher yielding, premium Ginnie Mae securities and the prepayment benefit for lower yielding, discount Ginnie Mae securities will be reduced. Market discount attributable to interest changes does not indicate a lack of market confidence in the issue. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the securities. The trust may contain securities which were acquired at a market premium. Such securities trade at more than par value because the interest coupons thereon are higher than interest coupons on comparable debt securities being issued at currently prevailing interest rates. If such interest rates for newly issued and otherwise comparable securities decrease, the market premium of previously issued securities will be increased, and if such interest rates for newly issued comparable securities increase, the market premium of previously issued securities will be reduced, other things being equal. The current returns of securities trading at a market premium are initially higher than the current returns of comparably rated debt securities of a similar type issued at currently prevailing interest rates because premium securities tend to decrease in market value as they approach maturity when the face amount becomes payable. Because part of the purchase price is thus returned not at maturity but through current income payments, early redemption of a premium security at par or early prepayments of principal will result in a reduction in yield. Prepayments of principal on securities purchased at a market premium are more likely than prepayments on securities purchased at par or at a market discount and the level of prepayments will generally increase if interest rates decline. Market premium attributable to interest changes does not indicate market confidence in the issue. The Trust may also contain zero coupon bonds. Please see "Summary-U.S. Treasury
Portfolio" for information about zero coupon bonds.

         The mortgages underlying a Ginnie Mae may be prepaid at any time without penalty. A lower or higher return on Units may occur depending on whether the price at which the respective Ginnie Maes were acquired by a Series of the Trust is lower or higher than par. During periods of declining interest rates, prepayments of Ginnie Mae securities may occur with increasing frequency because, among other reasons, mortgagors may be able to refinance their outstanding mortgages at lower interest rates. In such a case, principal will be distributed to unitholders who may not be able to reinvest such principal distributions in other securities at an attractive yield.

         Set forth below is a brief description of the current method of origination of Ginnie Maes; the nature of such securities, including the guaranty of GNMA; the basis of selection and acquisition of the Ginnie Maes included in the GNMA Portfolios; and the expected life of the Ginnie Maes in the Series of the GNMA Trust. The "Schedule of Investments" in Part Two contains information concerning the coupon rate and range of stated maturities of the Ginnie Maes in such Series of the GNMA Trust.

         ORIGINATION. The Ginnie Maes included in the GNMA Portfolios are backed by the indebtedness secured by underlying mortgage pools of long term mortgages on 1- to 4-family dwellings. In the case of The Midget Foreign Investors Trusts or GNMA Foreign Investors Portfolio Series, which may be acquired only by qualified foreign investors, the Sponsor has acquired only pools containing mortgages which it believes were originated after July 18, 1984. The pool of mortgages which is to underlie a particular new issue of Ginnie Maes is assembled by the proposed issuer of such Ginnie Maes. The issuer is typically a mortgage banking firm, and in every instance must be a mortgagee approved by and in good standing with the Federal

Housing Administration ("FHA"). In addition, GNMA imposes its own criteria on the eligibility of issuers, including a net worth requirement.

         The mortgages which are to comprise a new Ginnie Mae pool may have been originated by the issuer itself in its capacity as a mortgage lender or may be acquired by the issuer from a third party. Such third party may be another mortgage banker, a banking institution, the Veterans Administration ("VA") (which in certain instances acts as a direct lender and thus originates its own mortgages) or one of several other governmental agencies. All mortgages in any given pool will be insured under the National Housing Act, as amended ("FHA-INSURED") or Title V of the Housing Act of 1949 ("FMHA-INSURED") or guaranteed under the Servicemen's Readjustment Act of 1944, as amended, or Chapter 37 of Title 38, U.S.C. ("VA-GUARANTEED"). Such mortgages will have a date for the first scheduled monthly payment of principal that is not more than one year prior to the date on which GNMA issues its guaranty commitment as described below, will have comparable interest rates and maturity dates, and will meet additional criteria of GNMA. All mortgages in the pools backing the Ginnie Maes contained in the Portfolios are mortgages on 1- to 4-family dwellings (having a stated maturity of up to 30 years, except in the case of certain Series containing Ginnie Mae Midgets, whose stated maturity is 15 years). In general, the mortgages in these pools provide for monthly payments over the life of the mortgage (aside from prepayments) designed to repay the principal of the mortgage over such period, together with interest at the fixed rate of the unpaid balance.

         To obtain GNMA approval of a new pool of mortgages, the issuer will file with GNMA an application containing information concerning itself, describing generally the pooled mortgages, and requesting that GNMA approve the issue and issue its commitment (subject to GNMA's satisfaction with the mortgage documents and other relevant documentation) to guarantee the timely payment of principal of and interest on the Ginnie Maes to be issued by the issuer. If the application is in order, GNMA will issue its commitment and will assign a GNMA pool number to the pool. Upon completion of the required documentation (including detailed information as to the underlying mortgages, a custodial agreement with a Federal or state regulated financial institution satisfactory to GNMA pursuant to which the underlying mortgages will be held in safekeeping, and a detailed guaranty agreement between GNMA and the issuer) the issuance of the Ginnie Maes is permitted. When the Ginnie Maes are issued, GNMA will endorse its guaranty thereon. The aggregate principal amount of Ginnie Maes issued will be equal to the then unpaid aggregate principal balances of the pooled mortgages. The interest rate borne by the Ginnie Maes is currently fixed at 1/2 of 1% below the interest rate of the pooled 1- to 4-family mortgages, the differential being applied to the payment of servicing and custodial charges as well as GNMA's guaranty fee.

         Ginnie Mae II's consist of jumbo pools of mortgages consisting of pools of mortgages from more than one issuer. By allowing pools to consist of multiple issuers, it allows for larger and more geographically diverse pools. Unlike Ginnie Mae Is, which have a minimum pool size of $1 million, Ginnie Mae IIs have a minimum pool size of $7 million. In addition, the interest rates on the mortgages within the Ginnie Mae II pools will vary unlike the mortgages within pools in Ginnie Mae Is which all have the same rate. The rates on the mortgages will vary from 1/2 of 1% to 1.50% above the coupon rate on the Ginnie Mae bond, which is allowed for servicing and custodial fees as well as the Ginnie Mae's guaranty fee. The major advantage of

Ginnie Mae II's lies in the fact that a central paying agent sends one check to the holder on the required payment date. This greatly simplifies the current procedure of collecting distributions from each issuer of a Ginnie Mae, since such distributions are often received late.

         NATURE OF GINNIE MAES AND GNMA GUARANTY. All of the Ginnie Maes in the GNMA Portfolio, including the Ginnie Mae II's, are of the "modified pass-through" type, I.E., they provide for timely monthly payments to the registered holders thereof (including the Series of the GNMA Trust) of a pro rata share of the scheduled principal payments on the underlying mortgages, whether or not collected by the issuers. Such monthly payments will also include, on a pro rata basis, any prepayments of principal of such mortgages received and interest (net of the servicing and other charges described above) on the aggregate unpaid principal balance of such Ginnie Maes, whether or not the interest on the underlying mortgage has been collected by the issuers.

         The Ginnie Maes in the GNMA Portfolios are guaranteed as to timely payment of principal and interest by GNMA. Funds received by the issuers on account of the mortgages backing the Ginnie Maes in the GNMA Portfolios are intended to be sufficient to make the required payments of principal of and interest on such Ginnie Maes but, if such funds are insufficient for that purpose, the guaranty agreements between the issuers and GNMA require the issuers to make advances sufficient for such payments. If the issuers fail to make such payments, GNMA will do so.

         GNMA is authorized by Section 306(g) of Title III of the National Housing Act to guarantee the timely payment of principal of and interest on securities which are based on or backed by a trust or pool composed of mortgages insured by FHA, the Farmers' Home Administration ("FMHA") or guaranteed by the VA. Section 306(g) provides further that the full faith and credit of the United States is pledged to the payment of all amounts which may be required to be paid under any guaranty under such subsection. An opinion of an Assistant Attorney General of the United States, dated December 9, 1969, states that such guaranties "constitute general obligations of the United States backed by its full faith and credit."* GNMA is empowered to borrow from the United States Treasury to the extent necessary to make any payments of principal and interest required under such guaranties.

         Ginnie Maes are backed by the aggregate indebtedness secured by the underlying FHA-insured, FMHA-insured or VA-guaranteed mortgages and, except to the extent of funds received by the issuers on account of such mortgages, Ginnie Maes do not constitute a liability of nor evidence any recourse against such issuers, but recourse thereon is solely against GNMA. Holders of Ginnie Maes (such as the GNMA Trust) have no security interest in or lien on the underlying mortgages.

--------------
* Any statement in this Prospectus that a particular Security is backed by the full faith and credit of the United States is based upon the opinion of an Assistant Attorney General of the United States and should be so construed.

         The GNMA guaranties referred to herein relate only to payment of principal of and interest on the Ginnie Maes in the GNMA Portfolios and not to the Units offered hereby.

         LIFE OF THE SECURITIES AND OF THE SERIES OF THE GNMA TRUST. Monthly payments of principal will be made, and additional prepayments of principal may be made, to the Series of the GNMA Trust in respect of the mortgages underlying the Ginnie Maes in the GNMA Portfolios. All of the mortgages in the pools relating to the Ginnie Maes in the GNMA Portfolios are subject to prepayment without any significant premium or penalty at the option of the mortgagors. While the mortgages on 1- to 4-family dwellings underlying the Ginnie Maes have a stated maturity of up to 30 years (15 years for Ginnie Mae Midgets), it has been the experience of the mortgage industry that the average life of comparable mortgages, owing to prepayments, refinancings and payments from foreclosures is considerably less.

         In the mid 1970s, published tables for Ginnie Maes utilized a 12-year average life assumption for Ginnie Mae pools of 26-30 year mortgages on 1- to 4-family dwellings. This assumption was derived from the FHA experience relating to prepayments on such mortgages during the period from the mid 1950s to the mid 1970s. This 12-year average life assumption was calculated in respect of a period during which mortgage lending rates were fairly stable. THE ASSUMPTION IS NO LONGER AN ACCURATE MEASURE OF THE AVERAGE LIFE OF GINNIE MAE SECURITIES OR THEIR UNDERLYING SINGLE FAMILY MORTGAGE POOLS. RECENTLY IT HAS BEEN OBSERVED THAT MORTGAGES ISSUED AT HIGH INTEREST RATES HAVE EXPERIENCED ACCELERATED PREPAYMENT RATES WHICH WOULD INDICATE A SIGNIFICANTLY SHORTER AVERAGE LIFE THAN 12 YEARS. TODAY, RESEARCH ANALYSTS USE COMPLEX FORMULAE TO SCRUTINIZE THE PREPAYMENTS OF MORTGAGE POOLS IN AN ATTEMPT TO PREDICT MORE ACCURATELY THE AVERAGE LIFE OF GINNIE MAE SECURITIES.

         A number of factors, including homeowner's mobility, change in family size and mortgage market interest rates will affect the average life of the Ginnie Maes in the GNMA Portfolios. For example, Ginnie Maes issued during a period of high interest rates will be backed by a pool of mortgage loans bearing similarly high rates. In general, during a period of declining interest rates, new mortgage loans with interest rates lower than those charged during periods of high rates will become available. To the extent a homeowner has an outstanding mortgage with a high rate, he may refinance his mortgage at a lower interest rate or he may rapidly repay his old mortgage. Should this happen, a Ginnie Mae issued with a high interest rate may experience a rapid prepayment of principal as the underlying mortgage loans prepay in whole or in part. Accordingly, there can be no assurance that the prepayment levels which will be actually realized will conform to the experience of the FHA, other mortgage lenders or other Ginnie Mae investors.

         It is not possible to meaningfully predict prepayment levels regarding the Ginnie Maes in the GNMA Portfolios. Therefore, the termination of a Series of the GNMA Trust might be accelerated as a result of prepayments made as described herein.

         In addition to prepayments as described above, sales of Securities in the GNMA Portfolios under certain permitted circumstances may result in an accelerated termination of a

Series of the GNMA Trust. Also, it is possible that, in the absence of a secondary market for the Units or otherwise, redemptions of Units may occur in sufficient numbers to reduce the GNMA Portfolios to a size resulting in such termination. Early termination of a Series of the GNMA Trust may have important consequences to the Unitholder, E.G., to the extent that Units were purchased with a view to an investment of longer duration, the overall investment program of the investor may require readjustment; or the overall return on investment may be less or greater than anticipated, depending, in part, on whether the purchase price paid for Units represented the payment of an overall premium or a discount, respectively, above or below the stated principal amounts of the underlying mortgages. In addition, a capital gain or loss may result for tax purposes from termination of the GNMA Portfolios.

SUMMARY -- U.S. TREASURY PORTFOLIO

         Each Kemper Government Securities Trust, U.S. Treasury Portfolio, Kemper Defined Funds, U.S. Treasury Portfolio, EVEREN Unit Investment Trusts U.S. Treasury Portfolio and Ranson Unit Investment Trusts U.S. Treasury Portfolio (collectively, the "U.S. TREASURY PORTFOLIO SERIES") is a unit investment trust whose objective is to obtain safety of capital and investment flexibility as well as current monthly distributions of interest through investment in a fixed, laddered portfolio consisting of interest-bearing U.S. Treasury obligations or, in certain U.S. Treasury Portfolio Series, consisting of some or almost all zero coupon U.S. Treasury obligations (the "U.S. TREASURY OBLIGATIONS"). The U.S. Treasury Portfolio Series is formed for the purpose of providing protection against changes in interest rates and also passing through to Unitholders in all states the exemption from state personal income taxes afforded to direct owners of U.S. obligations. Each U.S. Treasury Portfolio Series has an additional purpose of providing income which is exempt from withholding for U.S. Federal income taxes for non-resident alien investors. A foreign investor must provide a completed W-8 Form to his financial representative or the Trustee to avoid withholding on his account. The Securities are direct obligations of the United States and are backed by its full faith and credit. The value of the Units, the estimated current return and estimated long-term return to new purchasers will fluctuate with the value of the portfolio which will generally decrease or increase inversely with changes in interest rates.

         The guaranteed payment of principal and interest afforded by U.S. Treasury Obligations, and, with respect to those Series which own zero coupon U.S. Treasury Obligations ("STRIPPED TREASURY SECURITIES"), the additional fact that no interest distributions will be made prior to maturity of the Stripped Treasury Securities may make investment in U.S. Treasury Portfolio Series particularly well suited for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other tax-deferred retirement plans. In addition, the ability to buy Units (minimum purchase $1,000 per Series, $250 for IRA accounts) at a Public Offering Price of approximately $1.00 per Unit ($10.00 per Unit for Kemper Defined Funds, EVEREN Unit Investment Trusts and Ranson Unit Investment Trusts) enables such investors to tailor the dollar amount of their purchases of Units to take maximum possible advantage of the annual deductions available for contributions to such plans. Investors should consult with their tax advisers before investing. See "Retirement Plans."

         MONTHLY DISTRIBUTIONS. Monthly distributions of interest received by each U.S. Treasury Portfolio Series will be paid in cash unless the Unitholder elects to have them automatically reinvested in certain mutual funds. Since the portfolio securities and investment objectives of such funds may differ significantly from that of the U.S. Treasury Portfolio, Unitholders should carefully consider the consequences before selecting such funds for reinvestment. Any such reinvestment is made at net asset value (that is, without a sales charge). Investors have the ability to designate that only principal payments or only interest payments or both are to be reinvested (see "Reinvestment Program"). Distributions of principal will be made in accordance with the instructions of the investor in any month the amount in the Principal Account equals or exceeds $1.00 per 1,000 Units ($1.00 per 100 Units for certain Trusts). Distributions will be made as specified in Part Two for each Trust.

         STRIPPED TREASURY SECURITIES. Stripped Treasury Securities are sold at a deep discount because the buyer of those securities obtains only the right to receive a future fixed payment on the security and not any rights to periodic interest payments thereon. Purchasers of these Securities acquire, in effect, discount obligations that are economically identical to the "zero-coupon bonds" that have been issued by corporations. Zero coupon bonds are debt obligations which do not make any periodic payments of interest prior to maturity and accordingly are issued at a deep discount.

         Stripped Treasury Securities held by any Series of the U.S. Treasury Portfolio Series Trust shall consist solely of either of the following types of the registered securities: (a) U.S. Treasury debt obligations originally issued as bearer coupon bonds which have been stripped of their unmatured interest coupons and (b) coupons which have been stripped from U.S. Treasury bearer bonds, either of which may be held through the Federal Reserve Bank's book entry system called "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS"). The Stripped Treasury Securities are payable in full at maturity at their stated maturity amount and are not subject to redemption prior to maturity. In addition, the Stripped Treasury Securities do not make any periodic payments of interest.

         The Stripped Treasury Securities are sold at a substantial discount from their face amounts payable at maturity. The holder of Stripped Treasury Securities will be required to include annually in gross income an allocable portion of the deemed original issue discount, prior to receipt of cash attributable to that income. Accordingly, any Series owning Stripped Treasury Securities may not be a suitable investment unless these taxes can be paid from other funds or unless such Series is purchased by Individual Retirement Accounts, Keogh plans or other tax-deferred retirement plans. Stripped Treasury Securities are marketable in substantially the same manner as other discount Treasury Securities.

         RISK FACTORS. An investment in Units of the U.S. Treasury Portfolio should be made with an understanding of the risks which an investment in fixed-rate U.S. Treasury Obligations may entail, including the risk that the value of the portfolio and hence of the Units will decline with increases in interest rates. Some or all of the Securities in the Trust Fund have been purchased at a market discount. The current returns (coupon interest rate) of such Securities are lower than the current returns of similar, comparably rated, Securities issued at currently prevailing interest rates.

         Additionally, an investment in a Series holding Stripped Treasury Securities should be made with an understanding of the risks which an investment in debt obligations, most of which were purchased at a deep discount, may entail, including the risk that the value of the underlying debt obligations and hence of the Units will decline with increases in interest rates. The market value of Stripped Treasury Securities, and therefore the value of the Units, may be subject to greater fluctuations in response to changing interest rates than debt obligations of comparable maturities which pay interest currently. This risk is greater when the period to maturity is longer. No distributions of income are anticipated until maturity of the Stripped Treasury Securities. The price per Unit will vary in accordance with fluctuations in the values of the Stripped Treasury Securities, and the distributions could change if Stripped Treasury Securities are paid or sold, or if the expenses of the Trust change.

         The Stripped Treasury Securities will mature at one year intervals in consecutive years and do not make any periodic payment of income prior to maturity. Accordingly, it is not anticipated that there will be any periodic distributions of income.

         Because interest on "zero coupon" debt obligations is not distributed on a current basis but in effect compounded, the value of securities of this type, including the value of accreted and reinvested interest (and of a trust comprised of these obligations), is subject to greater fluctuations than of obligations which distribute income regularly. Accordingly, while the full faith and the credit of the U.S. government provides a high level of protection against credit risks on the Securities, sale of Units before maturity of the Securities at a time when interest rates have increased would involve greater risk than in a trust which is invested in debt obligations or comparable maturity which pay interest currently. This risk is greater when the period to maturity is longer.

         ESTIMATED CURRENT AND LONG-TERM RETURNS. The Estimated Current Return is calculated by dividing the estimated net annual interest rate per Unit by the Public Offering Price. The net estimated annual interest rate per Unit will vary with changes in the fees and expenses of the Trustee, Sponsor and Evaluator and with the exchange, redemption, sales, scheduled payments, prepayments or maturity of underlying Securities in the portfolio. The Public Offering Price of a Trust will also vary with fluctuations in the evaluation of the underlying Securities and accrued interest, and in the case of certain Trusts with changes in the Purchased Interest and Daily Accrued Interest; therefore, there is no assurance that the present Estimated Current Return will be realized in the future. The Estimated Long-Term Return is calculated using a formula which (1) takes into account the amortization of premiums and the accretion of discounts, the estimated retirements of all the Securities in such Series and (2) takes into account the expenses and sales charge associated with each Unit of the Trust. Since the market values and the estimated average lives or estimated retirements, as the case may be, of the Securities and the expenses of a Trust will change, it can be expected that the Estimated Long-Term Returns will fluctuate in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculation includes only the net annual interest rate and Public Offering Price.

         MARKET FOR UNITS. The Sponsor, though not obligated to do so, after the initial offering period, intends to maintain a market for the Units based on the aggregate bid side evaluation of the underlying Securities plus Purchased Interest, if any, and accrued interest (or Daily Accrued Interest). If such market is not maintained, a Unitholder will, nevertheless, be able to dispose of his Units through redemption at prices based on the aggregate bid side evaluation of the underlying Securities. See "Redemption." Market conditions may cause such prices to be greater or less than the amount paid for Units.

THE U.S. TREASURY PORTFOLIO SERIES

         Each Kemper Government Securities Trust, U.S. Treasury Portfolio, Kemper Defined Funds, U.S. Treasury Portfolio, EVEREN Unit Investment Trusts U.S. Treasury Portfolio and Ranson Unit Investment Trusts U.S. Treasury Portfolio (collectively, the "U.S. TREASURY PORTFOLIO SERIES") is a "unit investment trust" created under Missouri or New York law pursuant to a Trust Indenture and Agreement (hereinafter collectively referred to as the "INDENTURE").* Claymore Securities, Inc. is the Sponsor and Evaluator of the Trusts and is successor sponsor and evaluator of all unit investment trusts formerly sponsored by EVEREN Unit Investment Trusts, a service of EVEREN Securities, Inc. Claymore Securities, Inc. is also the sponsor and successor sponsor of certain unit investment trusts sponsored by Ranson & Associates, Inc. See "Sponsor." The Bank of New York is the Trustee of the Trusts as successor to Investors Fiduciary Trust Company.

         The objective of the U.S. Treasury Portfolio is to obtain safety of capital and investment flexibility through investment in a fixed, laddered portfolio consisting of interest-bearing (or in some cases zero coupon) U.S. Treasury Obligations. The U.S. Treasury Portfolio Series is formed for the purpose of providing protection against changes in interest rates and also passing through to Unitholders in all states the exemption from state personal income taxes afforded to direct owners of U.S. obligations. The Securities are direct obligations of the United States and are backed by its full faith and credit. The value of the Units, the estimated current return and estimated long-term return to new purchasers will fluctuate with the value of the Securities included in the portfolio which will generally decrease or increase inversely with changes in interest rates. See "Tax Status of the Trusts."

         RISK FACTORS. An investment in Units of the U.S. Treasury Portfolio Series should be made with an understanding of the risks which an investment in fixed rate debt obligations may entail, including the risks that the value of the Portfolio and hence of the Units will decline with increases in interest rates. The value of the underlying Securities will fluctuate inversely with changes in interest rates. The high inflation of prior years, together with the fiscal measures adopted to attempt to deal with it, have resulted in wide fluctuations in interest rates and, thus, in the value of fixed rate long term debt obligations generally. The Sponsor cannot predict whether such fluctuations will continue in the future.

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* To the extent reference is made to the Indenture, any statements herein are qualified in their entirety by the provisions of said indenture.

         In selecting Securities for deposit in the U.S. Treasury Portfolio Series, the following factors, among others, were considered by the Sponsor: (i) the prices of the Securities relative to other comparable Securities; (ii) the maturities of these Securities; and (iii) whether the Securities were issued after July 18, 1984.

         The U.S. Treasury Portfolio Series may be an appropriate medium for investors who desire to participate in a portfolio of taxable fixed income securities offering the safety of capital provided by an investment backed by the full faith and credit of the United States. In addition, many investors may benefit from the exemption from state and local personal income taxes that will pass through the U.S. Treasury Portfolio Series to Unitholders in virtually all states.

         Since Unitholders of a Series holding Stripped Treasury Securities will be required for Federal income tax purposes to include amounts in ordinary gross income in advance of the receipt of the cash attributable to such income, such Series may be appropriate only for an account which can pay taxes with other funds in advance of the receipt of the cash attributable to such income or for Individual Retirement Accounts, Keogh plans or other tax-deferred retirement plans.

         GENERAL. Each Unit in a Series represents the fractional undivided interest in the U.S. Treasury Portfolio Series as set forth under "Essential Information" in Part Two. Because certain of the Securities from time to time may be redeemed or will mature in accordance with their terms or may be sold under certain circumstances described herein, the U.S. Treasury Portfolio Series of the Trust is not expected to retain its present size and composition. Units will remain outstanding until redeemed upon tender to the Trustee by any Unitholder (which may include the Sponsor) or until the termination of the Trust pursuant to the Indenture.

PORTFOLIO SELECTION

         In selecting Ginnie Maes and U.S. Treasury Obligations (collectively referred to herein as the "PORTFOLIO OBLIGATIONS") for deposit in a Series of the appropriate Trusts, the following factors, among others, were considered by the Sponsor: (i) the types of such obligations available; (ii) the prices and yields of such obligations relative to other comparable obligations including the extent to which such obligations are trading at a premium or at a discount from par; and (iii) the maturities of such obligations.

         Each Series of the Trusts consists of the unamortized principal amount of the Portfolio Obligations listed in Part Two under "Schedule of Investments" as may continue to be held from time to time in such Series together with accrued and undistributed interest thereon and undistributed cash representing payments and prepayments of principal and proceeds realized from the disposition of Portfolio Obligations. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the Securities.

         Each series of the Trust may contain "zero coupon" U.S. Treasury Obligations. See "Schedule of Investments" in Part Two of this Prospectus. Zero coupon obligations are purchased at a deep discount because the buyer receives only the right to receive a final payment at the maturity of the obligations and does not receive any periodic interest payments. The effect of owning deep discount obligations which do not make current interest payments (such as the zero coupon obligations) is that a fixed yield is earned not only on the original investment but also, in effect, on all discount earned during the life of such income on such obligation at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, zero coupon obligations are subject to substantially greater price fluctuations during periods of changing market interest rates than are securities of comparable quality which pay interest.

         Because regular payments of principal are to be received and certain of the Portfolio Obligations from time to time may be redeemed or will mature in accordance with their terms or may be sold under certain circumstances described herein, the Series of the Trusts are not expected to retain their present size and composition.

THE UNITS

         Each Unit represents the fractional undivided interest in a Series of the Trusts set forth in Part Two under "Essential Information." If any Units are redeemed by the Trustee, the principal amount of Portfolio Obligations in such Series of the Trusts will be reduced by amounts allocable to redeemed Units, and the fractional undivided interest represented by each Unit in the balance will be increased. Units will remain outstanding until redeemed upon tender to the Trustee by any Unitholder (which may include the Sponsor) or until the termination of the Series of the Trusts. See "Redemption" and "Administration of the Trust -- Termination."

ESTIMATED LONG-TERM AND CURRENT RETURNS

         The Estimated Current Return and Estimated Long-Term Return for each trust are the amounts set forth in Part Two under "Essential Information" as of the date shown on that page. Estimated Current Return is calculated by dividing the estimated net annual interest rate per Unit by the Public Offering Price. The estimated net annual interest rate per Unit will vary with changes in fees and expenses of the Trustee, the Sponsor and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Portfolio Obligations while the Public Offering Price will vary with changes in the offering price of the underlying Portfolio Obligations and accrued interest, and in the case of certain Trusts, with changes in Purchased Interest and Daily Accrued Interest; therefore, there is no assurance that the present Estimated Current Return will be realized in the future. The Estimated Long-Term Return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and, in the case of GNMA Portfolio Series, the estimated average life of all the Portfolio Obligations in such Series or, in the case of U.S. Treasury Portfolio Series, the estimated retirements of all of the Portfolio Obligations in such Series and (2) takes into account the expenses and sales charge associated with each Trust Unit. Since the market values and the estimated average lives or estimated retirements, as the case may be, of the Portfolio Obligations and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return will be realized in the future. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated dates and amounts of principal returned while the Estimated Current Return calculations include only net annual interest rates and Public Offering Price. See "Summary -- GNMA Portfolio -- Estimated Current and Long-Term Returns" and "Summary --U.S. Treasury
Portfolio -- Estimated Current and Long-Term Returns."

         Payments received in respect of the mortgages underlying the Ginnie Maes in the GNMA Trust Portfolios will consist of a portion representing interest and a portion representing principal. Although the aggregate monthly payment made by the obligor on each mortgage remains constant (aside from optional prepayments of principal), in the early years most of each such payment will represent interest, while in later years, the proportion representing interest will decline and the proportion representing principal will increase. However, by reason of optional prepayments, principal payments in the earlier years on the mortgages underlying the Ginnie Maes may be substantially in excess of those required by the amortization schedules of such mortgages. Therefore, principal payments in later years may be substantially less since the aggregate unpaid principal balances of such underlying mortgages may have been greatly reduced. To the extent that the underlying mortgages bearing higher interest rates in the GNMA Trust Portfolios are pre-paid faster than the other underlying mortgages, the net annual interest rate per Unit and the Estimated Current Return on the Units can be expected to decline. Monthly payments to the Unitholders will reflect all of the foregoing factors.

         In addition to the Public Offering Price, the price of a Unit will include accrued interest on the Portfolio Obligations from the last Record Date of that Series of the Trusts to the date of settlement for any purchase. Therefore, accrued interest will generally be added to the value of the Units. If a Unitholder sells all or a portion of his Units, he will receive his proportionate share of the accrued interest on such Series from the purchaser of his Units. Similarly, if a Unitholder redeems all or a portion of his Units, the Redemption Price per Unit will include accrued interest on the Portfolio Obligations.

PUBLIC OFFERING OF UNITS

         PUBLIC OFFERING PRICE. The Public Offering Price of Units is computed by adding to the aggregate bid price of the Portfolio Obligations in that Series of the Trusts as determined by the Evaluator (see below) plus any money in the Principal Account of such Series other than money required to redeem tendered Units, plus Purchased Interest, if any, and accrued interest (or Daily Accrued Interest), then dividing such sum by the number of Units of such Series outstanding and then adding that sales charge referred to below.

         Although under no obligation to do so, the Sponsor intends to permit volume purchasers of Units to purchase Units at a reduced sales charge. The Sponsor may at any time change the amount by which the sales charge is reduced or may discontinue the discount altogether.

         The sales charge per Unit for the GNMA Portfolio Series will be reduced pursuant to the following graduated scale:

                                                   GNMA MIDGET SERIES                         GNMA SERIES
                                             -----------------------------          -------------------------------
                                                                  PERCENT                                 PERCENT
                                             PERCENT OF            OF NET           PERCENT OF             OF NET
                                              OFFERING             AMOUNT            OFFERING              AMOUNT
TICKET SIZE                                     PRICE             INVESTED             PRICE              INVESTED
Less than $100,000                              3.50%              3.627%              3.95%               4.112%
$100,000 to $249,999                            3.25               3.359               3.70                3.842
$250,000 to $499,999                            2.85               2.934               3.35                3.466
$500,000 to $999,999*                           2.60               2.669               3.10                3.199

--------------
* For any transaction in excess of this amount, contact the Sponsor for the applicable sales charge.

         The sales charge per Unit for U.S. Treasury Portfolio Series will be reduced pursuant to the following graduated scale:


                    DOLLAR WEIGHTED AVERAGE YEARS TO MATURITY

TICKET SIZE                           0-1.99 YEARS    2-2.99 YEARS     3-4.99 YEARS     5-6.99 YEARS     7-9.99 YEARS
                                                      SALES CHARGE (PERCENT OF PUBLIC OFFERING PRICE)
Less than $500,000                        1.25%            1.50%           1.75%             2.25%           3.00%
$500,000 to $999,999                      1.00             1.25            1.50              1.75            2.50
$1,000,000 to $1,499,999*                 1.00             1.00            1.25              1.50            2.00

--------------
* For any transaction in excess of $1,499,999, please contact the Sponsor for the applicable sales charge.

         The reduced sales charges as shown on the tables above will apply to all purchases of Units on any one day by the same person from the same firm, and for this purpose, purchases of Units of one or more Series of the Trusts will be aggregated with concurrent purchases of Units of any other unit investment trust that may be offered by the Sponsor.

         Additionally, Units purchased in the name of a spouse or child (under
21) of such purchaser will be deemed to be additional purchases by such purchaser. The reduced sales charge is also applicable to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account.

         The Sponsor will also allow purchasers who commit to purchase $1 million or more of a Series units during a 12 month period to do so at the applicable sales charge for such series pursuant to a letter of intent, subject to certain restrictions.

         Employees (and their immediate families) of the Sponsor may, pursuant to employee benefit arrangements, purchase Units of the Trust at a price equal to the bid side evaluation of the underlying Securities in the Trust, divided by the number of Units outstanding. Such purchases are not subject to a sales charge nor do they pay a dealer concession. Such arrangements result in less selling effort and selling expenses than sales to employee groups of other companies. Resales or transfers of Units purchased under the employee benefit arrangements may only be made through the Sponsor's secondary market, so long as it is being maintained.

         Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases (see "Public Distribution of Units") by investors who purchase Units through registered investment advisers, certified financial planners or registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

         In addition to the Public Offering Price, the price of a Unit of a Series of the Kemper Government Securities Trust will include accrued interest on the Portfolio Obligations from the last Record Date of that Series of such Trust to the date of settlement for any purchase. Therefore, accrued interest will generally be added to the value of the Units of such Trust. If a Unitholder of the Kemper Government Securities Trust sells all or a portion of his Units, he will receive his proportionate share of the accrued interest for that Series of the Trusts from the purchaser of his Units. Similarly, if a Unitholder of the Kemper Government Securities Trust redeems all or a portion of his Units, the Redemption Price per Unit will include accrued interest on the Portfolio Obligations in such Series.

         In the case of certain Series of Kemper Defined Funds, the Public Offering Price includes accrued interest which consists of two elements. The first element arises as a result of accrued interest which is the accumulation of unpaid interest on a security from the later of the last day on which interest thereon was paid or the date of original issuance of the security. Interest on the Portfolio Obligations in a Trust is paid monthly or semi-annually to the Trust. The aggregate amount of such accrued interest on the Portfolio Obligations in a Trust in certain Series of Kemper Defined Funds to the First Settlement Date of such Trust is referred to herein as "PURCHASED INTEREST." Included in the Public Offering Price of the Trust Units is Purchased Interest. The second element of accrued interest arises because the estimated net interest on the Units in a Trust is accounted for daily on an accrual basis (herein referred to as "DAILY ACCRUED INTEREST" for purposes of certain Kemper Defined Funds Trusts). Because of this, the Units always have an amount of interest earned but not yet paid or reserved for payment. For this reason, the Public Offering Price of Units in certain Series of Kemper Defined Funds will include the proportionate share of Daily Accrued Interest to the date of settlement. If a Unitholder in certain Series of Kemper Defined Funds sells or redeems all or a portion of his Units or if the Portfolio Obligations are sold or otherwise removed or if the Trust is liquidated, he will receive at that time his proportionate share of the Purchased Interest and Daily Accrued Interest computed to the settlement date in the case of sale or liquidation and to the date of tender in the case of redemption in the Trust.

         In the case of certain other Series of Kemper Defined Funds and all Series of EVEREN Unit Investment Trusts and Ranson Unit Investment Trusts, the Public Offering Price includes accrued interest as described in this paragraph. Accrued interest is the accumulation of unpaid interest on a security from the last day on which interest thereon was paid. Interest on Securities generally is paid semi-annually (monthly in the case of Ginnie Maes, if any) although a Trust accrues such interest daily. Because of this, a Trust always has an amount of interest earned but not yet collected by the Trustee. For this reason, with respect to sales settling subsequent to the First Settlement Date, the Public Offering Price of Units will have added to it the proportionate share of accrued interest to the date of settlement. Unitholders will receive on the next distribution date of a Trust the amount, if any, of accrued interest paid on their Units. In an effort to reduce the amount of accrued interest which would otherwise have to be paid in addition to the Public Offering Price in the sale of Units to the public, the Trustee will advance the amount of accrued interest as of the First Settlement Date and the same will be distributed to the Sponsor as the Unitholder of record as of the First Settlement Date. Consequently, the amount of accrued interest to be added to the Public Offering Price of Units will include only accrued interest from the First Settlement Date to the date of settlement, less any distributions from the Interest Account subsequent to the First Settlement Date. Because of the varying interest payment dates of the Securities, accrued interest at any point in time will be greater than the amount of interest actually received by the Trusts and distributed to Unitholders. Therefore, there will always remain an item of accrued interest that is added to the value of the Units. If a Unitholder sells or redeems all or a portion of his Units, he will be entitled to receive his proportionate share of the accrued interest from the purchaser of his Units. Since the Trustee has the use of the funds held in the Interest Account for distributions to Unitholders and since such Account is non-interest bearing to Unitholders, the Trustee benefits thereby.

         The Public Offering Price on any date will vary from the amount stated under "Essential Information" in Part Two due to fluctuations in the valuation of the underlying Portfolio Obligations in such Series of the Trusts and accrued interest, and, in the case of certain Trusts, the additions or deletions of Purchased Interest and Daily Accrued Interest.

         The aggregate bid prices of the Portfolio Obligations in a Series of the Trusts, are determined for each Series of the Trusts by the Evaluator, in the following manner: (a) on the basis of current bid prices for the Portfolio Obligations, (b) if bid prices are not available for the Portfolio Obligations, on the basis of current bid prices for comparable securities, (c) by determining the value of the Portfolio Obligations on the bid side of the market by appraisal, or (d) by any combination of the above. The Evaluator may obtain current price information as to the Portfolio Obligations from investment dealers or brokers, including the Sponsor. Such evaluations and computations will be made as of the close of business on each business day and will be effective for all sales of Units made during the preceding 24-hour period. Evaluations, for purposes of redemptions by the Trustee, will be made each business day as of the Evaluation Time stated under "Essential Information" in Part Two, effective for all redemptions made subsequent to the last preceding determination.

         In connection with the Ginnie Maes deposited in the GNMA Trusts, there is a period of time beginning on the first day of each month, during which the total amount of payments (including prepayments, if any) of principal for the preceding month on the various mortgages underlying each of the Ginnie Maes in the Portfolio of a Series will not yet have been reported by the issuer to GNMA and made generally available to the public. During this period, the precise principal amount of the underlying mortgages remaining outstanding for each Ginnie Mae in the Portfolios, and therefore the precise principal amount of such Security, will not be known, although the principal amount outstanding for the preceding month will be known. Therefore, the exact amount of principal to be acquired by the Trustee as a holder of such Securities which may be distributed to Unitholders of such Series with the next monthly distribution will not be known. The Sponsor does not expect that the amounts of such prepayments and the differences in such principal amounts from month to month will be material in relation to a Series of the GNMA
Trusts due to the number of mortgages underlying each Ginnie Mae and the number of such Ginnie Maes in each Series of the GNMA Trusts. However, there can be no assurance that they will not be material. For purposes of the determination by the Evaluator of the bid prices of the Ginnie Maes in the GNMA Portfolios and for purposes of calculations of accrued interest on the Units, during the period in each month prior to the time when the precise amounts of principal of the Ginnie Maes for the month become publicly available, the Evaluator will base its evaluations and calculations, which are the basis for calculations of the Public Offering Price, the Sponsor's Repurchase Price and the Redemption Price per Unit, upon the principal amount of such Series outstanding for the preceding month. The Sponsor expects that the differences in such principal amounts from month to month will not be material to each GNMA Portfolio Series of the Trusts. Nevertheless, the Sponsor will adopt procedures as to pricing and evaluation for the Units of each Series of the GNMA Trusts, with such modifications, if any, deemed necessary by the Sponsor for the protection of Unitholders, designed to minimize the impact of such differences upon the calculation of the Public Offering Price per Unit, the Sponsor's Repurchase Price per Unit and the Redemption Price per Unit of such Series.

         PUBLIC DISTRIBUTION. The Sponsor has qualified Units for sale in various states. Units will be sold through dealers who are members of the National Association of Securities Dealers, Inc. and through others. Such firms receive a discount from the Public Offering Price as indicated in the tables under "Profit of Sponsor" below. Certain commercial banks are making Units of the Trust available to their customers on an agency basis. A portion of the sales charge paid by their customers is retained by or remitted to the banks in an amount as indicated in the tables under "Profit of Sponsor" below. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. The Sponsor reserves the right to change the discounts from time to time. The difference between the discounts and the sales charge will be retained by the Sponsor.

         The Sponsor also reserves the right to change the discounts set forth above from time to time. In addition to such discounts, the Sponsor may, from time to time, pay or allow an additional discount, in the form of cash or other compensation, to dealers employing registered representatives who sell, during a specified time period, a minimum dollar amount of Units of the Series of the Trusts and other unit investment trusts underwritten by the Sponsor.

         While not obligated to do so, the Sponsor intends, subject to change at any time, to maintain a market for Units of the Series of the Trusts offered hereby and to continuously offer to purchase said Units at prices based on the aggregate bid prices of the underlying Portfolio Obligations in such Series, together with accrued interest to the expected date of settlement.

         The Sponsor may suspend or discontinue purchases of Units at prices based on the bid prices of Securities in any Series of the Trusts if the supply of Units exceeds demand, or for other business reasons.

         PROFITS OF SPONSOR. Sales of Units may be made to or through dealers or through others at prices which represent discounts from the Public Offering Price as set forth below. Discounted rates for the GNMA Portfolio Series are as follows:

                                           GNMA                           GNMA
TICKET SIZE*                           MIDGET SERIES                     SERIES
Less than $100,000                         2.10%                          2.60%
$100,000 to $249,999                       2.10                           2.60
$250,000 to $499,999                       1.80                           2.30
$500,000 to $999,999**                     1.55                           2.05

--------------------
* The breakpoint is applied on a Unit basis utilizing a breakpoint equivalent in the above table of $1.00 per Unit for $1 Units and $1000 per 100 Units for $10 Units.

** For transactions in excess of this amount, contact the Sponsor for the applicable rates.

         On the sale of Units, the Sponsor will retain the difference between the discount and the sales charge. The Sponsor may also realize profits or sustain losses while maintaining a market in the Units, in the amount of any difference between the prices at which it buys Units and the prices at which Units are resold after allowing for the discount.

         Cash, if any, received by a dealer from Unitholders prior to the settlement date for a purchase of Units of any Series may be used in such dealer's business subject to the limitations of Rule 15c3-3 under the Securities Exchange Act of 1934 and may be of benefit to the dealer.


                            TAX STATUS OF THE TRUSTS

REGULATED INVESTMENT COMPANIES

         This section summarizes some of the main U.S. federal income tax consequences of owning Units of each series of the GNMA Trusts (except for Kemper Government Securities Trust GNMA Portfolio (Foreign Investors Trusts) and Kemper Defined Funds GNMA Portfolio, Series 1) (the "RICS"). For the discussion for the U.S. Treasury Portfolio Series and the other GNMA Trusts, see below under "OTHER TRUSTS." This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

         RIC STATUS. The RICs intend to qualify as "regulated investment companies" under the federal tax laws. If a RIC qualifies as a regulated investment company and distributes its income as required by the tax law, the RIC generally will not pay taxes on income.

         DISTRIBUTIONS. RIC distributions are generally taxable. At the end of each year, you will receive a tax statement that separates most of your RIC's distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your Units. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, your RIC may make distributions that represent a return of capital for tax purposes and thus will not be taxable to you. The tax status of your distributions from your RIC is not affected by whether you reinvest your distributions in additional Units or receive them in cash. The income from your RIC that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

         DIVIDENDS RECEIVED DEDUCTION. A corporation that owns Units generally will not be entitled to the dividends received deduction with respect to many dividends received from the RIC, because the dividends received deduction is generally not available for distributions from regulated investment companies.

         IF YOU SELL OR REDEEM UNITS. If you sell or redeem your Units, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Units from the amount you receive in the transaction. Your tax basis in your Units is generally equal to the cost of your Units, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Units.

         TAXATION OF CAPITAL GAINS AND LOSSES. If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property acquired after December 31, 2000 with a holding period of more than five years. Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. However, if you receive a capital gain dividend from your RIC and sell your Share at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. In the case of capital gain dividends, the determination of which portion of the capital gain dividend, if any, that may be treated as long-term gain from property held for more than five years eligible for the 18% (or 8%) tax rate will be made based on regulations prescribed by the United States Treasury. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. In addition, the Internal Revenue Code treats certain capital gains as ordinary income in special situations.

         DEDUCTIBILITY OF RIC EXPENSES. Expenses incurred and deducted by the RIC will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these RIC expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.

OTHER TRUSTS

         This section summarizes some of the main U.S. federal income tax consequences of owning Units of each Series of the U.S. Treasury Portfolio Series and of the Kemper Government Securities Trust GNMA Portfolio (Foreign Investors Trusts) and Kemper Defined Funds GNMA Portfolio, Series 1 (the "GRANTOR TRUSTS"). For the discussion for the other Trusts, see above under "REGULATED INVESTMENT COMPANIES." This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

         ASSETS OF THE GRANTOR TRUSTS. Each Grantor Trust will hold various debt obligations (the "Debt Obligations"). All of the assets held by a Trust constitute the "Trust Assets." For purposes of this federal tax discussion, it is assumed that the Debt Obligations constitute debt the interest on which is includible in gross income for federal income tax purposes.

         GRANTOR TRUST STATUS. The Grantor Trusts will not be taxed as corporations for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of the assets of your trust, and as such you will be considered to have received a pro rata share of income (E.G., interest, accruals of original issue discount, and capital gains, if any) from the Trust Assets when such income would be considered to be received by you if you directly owned the Trust Assets. This is true even if you elect to have your distributions automatically reinvested into additional Units. In addition, the income from the Trust Assets which you must take into account for federal income tax purposes is not reduced by amounts used to pay Trust expenses (including the deferred sales charge, if any).

         YOUR TAX BASIS AND INCOME OR LOSS UPON DISPOSITION. If your Grantor Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, generally including sales charges, among each Trust Asset ratably according to their value on the date you purchase your Units. In certain circumstances, however, you may have to adjust your tax basis after you purchase your

Units (for example, in the case of accruals of original issue discount, market discount, premium and accrued interest, as discussed below).

         If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property acquired after December 31, 2000, with a holding period of more than five years.

         Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code, however, treats certain capital gains as ordinary income in special situations.

         DISCOUNT, ACCRUED INTEREST AND PREMIUM ON DEBT OBLIGATIONS. Some Debt Obligations may have been sold with original issue discount. This generally means that the Debt Obligations were originally issued at a price below their face (or par) value. Original issue discount accrues on a daily basis and generally is treated as interest income for federal income tax purposes. Your basis of each Debt Obligation which was issued with original issue discount must be increased as original issue discount accrues.

         Some Debt Obligations may have been purchased by you or the Grantor Trust at a market discount. Market discount is generally the excess of the stated redemption price at maturity for the Debt Obligation over the purchase price of the Debt Obligation. Market discount can arise based on the price a Grantor Trust pays for a Debt Obligation or on the price you pay for your Units. Market discount is taxed as ordinary income. You will recognize this income when your Grantor Trust receives principal payments on the Debt Obligation, when the Debt Obligation is disposed of or redeemed, or when you sell or redeem your Units. Alternatively, you may elect to include market discount in taxable income as it accrues. Whether or not you make this election will affect how you calculate your basis and the timing of certain interest expense deductions. "Stripped" U.S. Treasury obligations are subject to the original issue discount rules, rather than being treated as having market discount.

         Alternatively, some Debt Obligations may have been purchased by you or your Grantor Trust at a premium. Generally, if the tax basis of your pro rata portion of any Debt Obligation, generally including sales charges, exceeds the amount payable at maturity, such excess is considered premium. You may elect to amortize premium. If you make this election, you may reduce your interest income received on the Debt Obligation by the amount of the premium that is amortized and your tax basis will be reduced.

         If the price of your Units includes accrued interest on a Debt Obligation, you must include the accrued interest in your tax basis in that Debt Obligation. When your Grantor Trust receives this accrued interest, you must treat it as a return of capital and reduce your tax basis in the Debt Obligation.

         This discussion provides only the general rules with respect to the tax treatment of original issue discount, market discount and premium. The rules, however, are complex and special rules apply in certain circumstances. For example, the accrual of market discount or premium may differ from the discussion set forth above in the case of Debt Obligations that were issued with original issue discount.

         EXCHANGES. If you elect to reinvest amounts received from your Grantor Trust into a future trust, it is considered a sale for federal income tax purposes, and any gain on the sale will be treated as a capital gain, and any loss will be treated as a capital loss. However, any loss you incur in connection with the exchange of your Units of the Grantor Trust for units of a future trust will generally be disallowed with respect to this deemed sale and subsequent deemed repurchase, to the extent the two trusts have substantially identical assets under the wash sale provisions of the Internal Revenue Code.

         LIMITATIONS ON THE DEDUCTIBILITY OF TRUST EXPENSES. Generally, for federal income tax purposes, you must take into account your full pro rata share of your Grantor Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by the Grantor Trust to the same extent as if you directly paid the expense. You may, however, be required to treat some or all of the expenses of your Grantor Trust as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

         FOREIGN, STATE AND LOCAL TAXES. If you are a foreign investor (I.E., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you will not be subject to U.S. federal income taxes, including withholding taxes, on some of the income from your Trust or on gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes.

         The Sponsor believes that Unitholders who are individuals will not be subject to any state personal income taxes on the interest received by a U.S. Treasury Portfolio Series and distributed to them. However, Unitholders (including individuals) may be subject to state and local taxes on any capital gains (or market discount treated as ordinary income) derived from a U.S. Treasury Portfolio Series and to other state and local taxes (including corporate income or franchise taxes, personal property or intangibles taxes, and estate or inheritance taxes) on their Units or the income derived therefrom. In addition, individual Unitholders (and any other Unitholders which are not subject to state and local taxes on the interest income derived from U.S. Treasury Portfolio Series) will probably not be entitled to a deduction for state and local tax purposes for their share of the fees and expenses paid by a U.S. Treasury Portfolio Series, for any amortized bond premium or for any interest on indebtedness incurred to purchase or carry their Units. Therefore, even though the Sponsor believes that interest income from a U.S. Treasury Portfolio Series is exempt from state personal income taxes in all states, Unitholders should consult their own tax advisers with respect to state and local taxation of the purchase, ownership and disposition of Units.

RETIREMENT PLANS

         As indicated under "Tax Status of the Trusts" above, Unitholders of a U.S. Treasury Portfolio Series will be required for Federal income tax purposes to include amounts in ordinary gross income in advance of the receipt of the cash attributable to such income. Therefore, purchase of Units may be appropriate only for an account which can pay taxes with other funds in advance of the receipt of the cash attributable to such income or for Individual Retirement Accounts, Keogh plans, pension funds and other qualified retirement plans.

REDEMPTION

         RIGHT OF REDEMPTION. It may be possible, in some cases, for Units to be sold in the over-the-counter market for a higher price than the Redemption Value for such Units. Therefore, a Unitholder who wishes to dispose of his Units is advised to inquire through his financial representative as to current market prices for Units in order to determine if there is an over-the-counter price in excess of Redemption Value per Unit or the Sponsor's Repurchase Price for such Series of the Trust.

         A Unitholder who does not dispose of Units in the secondary market described above may cause Units to be redeemed by the Trustee by making a written request to the Trustee, The Bank of New York, 101 Barclay Street, New York, New York 10286 and, in the case of Units evidenced by a certificate, by tendering such certificate to the Trustee, properly endorsed or accompanied by a written instrument or instruments of transfer in a form satisfactory to the Trustee. Unitholders must sign the request, and such certificate or transfer instrument, exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be redeemed. If the amount of the redemption is $500 or less and the proceeds are payable to the Unitholder(s) of record at the address of record, no signature guarantee is necessary for redemption by individual account owners (including joint owners) or fiduciary accounts where the fiduciary is named in the account registration. Additional documentation may be requested, and a signature guarantee is always required, from corporations, executors, administrators, trustees, guardians or associations. If required, the signatures must be guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guarantee program in addition to or in substitution for STAMP as may be accepted by the Trustee. A certificate should only be sent by registered or certified mail for the protection of the Unitholder. Since tender of the certificate is required for redemption when one has been issued, Units represented by a certificate cannot be redeemed until the certificate representing such Units has been received by the purchaser.

         Redemption shall be made by the Trustee on the third business day following the day on which a tender for redemption is received (the "REDEMPTION DATE") by payment of cash equivalent to the Redemption Value of such Series, determined as set forth below under "Computation of Redemption Value," next following such tender, multiplied by the number of Units of such Series being redeemed. Any Units redeemed shall be cancelled and any undivided fractional interest in such Series of the Trusts extinguished. The price received upon redemption might be more or less than the amount paid by the Unitholder depending on the value of the Portfolio Obligations in the Portfolio of the Series at the time of redemption.

         During the period in which the Sponsor maintains a market for Units, the Sponsor has the right to repurchase any Unit presented for tender to the Trustee for redemption no later than the close of business on the second business day following such presentation.

         The Trustee is irrevocably authorized in its discretion, if the Sponsor does not elect to repurchase any Unit tendered for redemption or if the Sponsor itself tenders Units for redemption, in lieu of redeeming Units presented for tender at the Redemption Value, to sell such Units in the over-the-counter market for the account of a tendering Unitholder at prices which will return to the Unitholder monies, net after brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Value for such Units. In the event of any such sale, the Trustee will pay the net proceeds thereof to the Unitholder on the day he would otherwise be entitled to receive payment of the Redemption Value.

         Any amounts to be paid on redemption representing interest shall be withdrawn from the Interest Account of such Series to the extent funds are available. All other amounts paid on redemption shall be withdrawn from the Principal Account of such Series. The Trustee is authorized by the Indenture to sell Portfolio Obligations from a Series in order to provide funds for redemption. To the extent Portfolio Obligations are sold, the size of that Series of the Trusts will be reduced. Portfolio Obligations will be sold by the Trustee so as to maintain, as closely as practicable, the original percentage relationship between the principal amounts of the Portfolio Obligations in such Series. The Portfolio Obligations to be sold for purposes of redeeming Units will be selected from a list supplied by the Sponsor. The Portfolio Obligations will be chosen for this list by the Sponsor on the basis of such market and credit factors as it may determine are in the best interests of such Series of the Trust. Provision is made under the Indenture for the Sponsor to specify minimum face amounts in which blocks of Portfolio Obligations are to be sold in order to obtain the best price available. While such minimum amounts may vary from time to time in accordance with market conditions, it is anticipated that the minimum face amounts which would be specified would range from $25,000 to $100,000. Sales may be required at a time when the Portfolio Obligations would not otherwise be sold and might result in lower prices than might otherwise be realized. Moreover, due to the minimum principal amount in which Portfolio Obligations may be required to be sold, the proceeds of such sales may exceed the amount necessary for payment of Units redeemed. To the extent not used to meet other redemption requests in such Series, such excess proceeds will be distributed pro rata to all remaining Unitholders of record of such Series, unless reinvested in substitute Portfolio Obligations. See "Administration of the Trust -- Portfolio Supervision."

         COMPUTATION OF REDEMPTION VALUE. The value of a Unit of a Series of the Trust is determined as of the Evaluation Time stated under "Essential Information" in Part Two (a) semiannually, on June 30 and December 31 of each year (or the last business day prior thereto), (b) on any business day as of the Evaluation Time next following the tender of any Unit and (c) on any other business day desired by the Sponsor or the Trustee,

         (1)      by adding:

                  a. The aggregate bid side evaluation of the Portfolio Obligations in a Series of the Trust, as determined by the Evaluator;

                  b. Cash on hand in such Series of the Trusts, other than money deposited to purchase contract obligations or money credited to the Reserve Account; and

                  c. Accrued but unpaid interest on the Portfolio Obligations in such Series to the redemption date.

         (2) and then deducting from the resulting figure: amounts representing any applicable taxes or governmental charges payable by such Series of the Trusts for the purpose of making an addition to the reserve account (as defined in the Indenture), amounts representing estimated accrued expenses (including audit fees) of the Series, amounts representing unpaid fees and expenses of the Trustee, the Sponsor (if applicable), counsel and the Evaluator and monies held for distribution to Unitholders of record of such Series as of the business day prior to the evaluation being made on the days or dates set forth above; and

         (3) and then dividing the result of the above computation by the total number of Units of such Series outstanding on the date of evaluation. The resulting figure equals the Redemption Value for each Unit of such Series. The Evaluator will determine the aggregate current bid price evaluation of the Portfolio Obligations in each Series of the Trusts as set forth under "Public Offering of Units -- Public Offering Price."

         POSTPONEMENT OF REDEMPTION. The right of redemption of any Series may be suspended and payment of the Redemption Value per Unit postponed for more than seven calendar days following a tender of Units for redemption for any period (as determined by the Securities and Exchange Commission) during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or during which trading on that Exchange is restricted or an emergency exists as a result of which disposal or evaluation of the Portfolio Obligations is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. The Trustee is not liable to any person in any way for any loss or damage which may result from any such suspension or postponement.

RIGHTS OF UNITHOLDERS

         UNITHOLDERS. A Unitholder is deemed to be a beneficiary of the Series of the Trusts which he purchased and is vested with all right, title and interest in the appropriate Series of the Trusts, each of which was created by the Indenture. A Unitholder may at any time tender his Units to the Trustee for redemption.

         OWNERSHIP OF UNITS. Ownership of Units of a Series of the Trusts will not be evidenced by Certificates unless a Unitholder or the Unitholder's registered broker/dealer makes a written request to the Trustee. Units are transferable by making a written request to the Trustee and, in the case of Units evidenced by a certificate, by presenting and surrendering such certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer which should be sent registered or certified mail for the protection of the Unitholder. Unitholders must sign such written request, and such certificate or transfer instrument, exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be transferred. Such signatures must be guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guarantee program in addition to or in substitution for STAMP as may be accepted by the Trustee.

         Certificates will be issued in denominations of 1,000 Units (100 Units for Kemper Defined Funds, EVEREN Unit Investment Trusts and Ranson Unit Investment Trusts) or any whole number of Units in excess thereof. The Trustee may require a Unitholder to pay a reasonable fee, to be determined in the sole discretion of the Trustee, for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or exchange. The Trustee at the present time does not intend to charge for the normal transfer or exchange of certificates. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity (generally amounting to 3% of the market value of the Units), affidavit of loss, if appropriate, evidence of ownership and payment of expenses incurred. Any mutilated certificate must be presented to the Trustee before a substitute certificate will be issued.

         CERTAIN LIMITATIONS. The death or incapacity of any Unitholder (or the dissolution of the Sponsor) will not operate to terminate the Trusts or any Series thereof nor entitle the legal representatives or heirs of such Unitholder to claim an accounting or to take any other action or proceeding in any court for a partition or winding up of the Trusts or any Series thereof.

         No Unitholder shall have the right to vote except with respect to removal of the Trustee or amendment and termination of the Trust or of the Series of which they are a Unitholder. See "Administration of the Trust -- Amendment" and "Administration of the Trust -- Termination." Unitholders shall have no right to control the operation or administration of the Trust or any Series thereof in any manner, except upon the vote of Unitholders representing 66-2/3% of the Units of a Series outstanding for purposes of amendment, termination or discharge of the Trustee, all as provided in the Indenture; however, no Unitholder shall ever be under any liability to any third party for any action taken by the Trustee, Evaluator or Sponsor.

EXPENSES AND CHARGES

         FEES. The Sponsor will receive no fee from the Trusts or any Series thereof for its services as such. However, the Sponsor does receive a portfolio surveillance fee, which is earned for portfolio supervisory services, at the rate set forth under "Essential Information" in Part Two for the appropriate Series, computed monthly on the basis of the largest principal amount of Portfolio Obligations in such Series of the Trusts at any time during the preceding month. The portfolio surveillance fee, which may not exceed the amount set forth under "Essential Information" in Part Two, may exceed the actual costs of providing portfolio supervisory services for these Series of the Trusts, but at no time will the total amount the Sponsor receives for supervisory services rendered to all unit investment trusts sponsored by the Sponsor in any calendar year exceed the aggregate cost of providing such services in that year.

         The Trustee will receive for its services under the Indenture the fee set forth in Part Two under "Essential Information," computed monthly on the basis of the largest principal amount of

Portfolio Obligations in such Series at any time during the preceding month. In no event will the Trustee be paid less than $2,000 per Series in any one year.

         For evaluation of Portfolio Obligations in a Series of the Trusts, the Evaluator shall receive the fee set forth in Part Two under "Essential Information," computed monthly on the basis of the largest aggregate principal amount of Portfolio Obligations in such Series at any time during the preceding month.

         The Trustee's fees, Sponsor's portfolio surveillance fees and the Evaluator's fees are payable monthly on or before each Distribution Date from the Interest Account of each Series to the extent funds are available and thereafter from the Principal Account of such Series. Any of such fees may be increased without approval of the Unitholders in proportion to increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor or if such category is no longer published, in a comparable category. The Trustee also receives benefits to the extent that it holds funds on deposits in various non-interest bearing accounts created under the Indenture.

         OTHER CHARGES. The following additional charges are or may be incurred by a Series of the Trusts as more fully described in the Indenture: (a) fees of the Trustee for extraordinary services, (b) expenses of the Trustee (including legal and auditing expenses, but not including any fees and expenses charged by any agent for custody and safeguarding the Portfolio Obligations) and of counsel designated by the Sponsor, (c) various governmental charges, (d) expenses and costs of any action taken by the Trustee to protect the Series of the Trusts and the rights and interests of the Unitholders thereof, (e) indemnification of the Trustee for any loss, liability or expense incurred by it in the administration of the Series of the Trusts without gross negligence, bad faith, willful malfeasance or willful misconduct on its part or reckless disregard of its obligations and duties, (f) indemnification of the Sponsor for any losses, liabilities and expenses incurred in acting as Sponsor under the Indenture without gross negligence, bad faith, willful malfeasance or willful misconduct or reckless disregard of its obligations and duties, and (g) expenditures incurred in contacting Unitholders upon termination of such Series of the Trusts. To the extent lawful, the Trust shall bear the expenses associated with updating the Trust's registration statement and maintaining registration or qualification of the Units and/or a Trust under federal or state securities laws subsequent to initial registration. Such expenses shall include legal fees, accounting fees, typesetting fees, electronic filing expenses and regulatory filing fees. The expenses associated with updating registration statements have been historically paid by a unit investment trust's sponsor. The fees and expenses set forth herein are payable out of a Trust and, when owing to the Trustee, are secured by a lien on such Trust. In addition, the Trustee is empowered to sell securities in order to make funds available to pay all expenses.

         The fees and expenses set forth herein are payable out of a Series of the Trusts and when so paid by or owing to the Trustee are secured by a lien on such Series. If the balances in the Interest and Principal Accounts are insufficient to provide for amounts payable by any Series of the Trusts, the Trustee has the power to sell Portfolio Obligations from such Series to pay such amounts. To the extent Portfolio Obligations are sold, the size of that Series of the Trusts will be reduced and the proportions of the types of Portfolio Obligations will change. Such sales might be required at a time when Portfolio Obligations would not otherwise be sold and might result in lower prices than might otherwise be realized. Moreover, due to the minimum principal amount in which Portfolio Obligations may be required to be sold, the proceeds of such sales may exceed the amount necessary for the payment of such fees and expenses.

DISTRIBUTIONS FROM THE INTEREST, PRINCIPAL AND CAPITAL GAINS ACCOUNTS

         GNMA TRUST. The terms of the Ginnie Maes provide for payment to the holders thereof (including the Series of the GNMA Trust) on the fifteenth day of each month (the 25th day in the case of Ginnie Mae II's) of amounts collected by or due to the issuers thereof with respect to the underlying mortgages during the preceding month. The Trustee will collect the interest due each Series on the Securities therein as it becomes payable and credit such interest to a separate Interest Account created by the Indenture for such Series.

         Distributions will be made to each Unitholder of record of each Series of the GNMA Trust on the appropriate Distribution Date and will consist of an amount substantially equal to such Unitholder's pro rata share of the cash balances in the Interest Account, the Principal Account and the Capital Gains Account, if any, of such Series computed as of the close of business on the preceding Record Date.

         U.S. TREASURY PORTFOLIO SERIES. The terms of the U.S. Treasury Obligations (other than Stripped Treasury Securities) provide for semi-annual payments of interest on or about the 15th day of the designated months. Interest received by a U.S. Treasury Portfolio Series, including any portion of the proceeds from a disposition of the U.S. Treasury Obligations which represents accrued interest, is credited by the Trustee to the Interest Account for such Trust Fund. All other receipts are credited by the Trustee to a separate Principal Account for such Trust Fund.

         Since interest on the U.S. Treasury Obligations (other than Stripped Treasury Securities) in U.S. Treasury Portfolio Series is payable in semi-annual installments, and distributions of income are made to Unitholders at different intervals from receipt of interest, the interest accruing to Unitholders in the U.S. Treasury Portfolio Series may not be equal to the amount of money received and available for distribution from the Interest Account. Therefore, on each Distribution Date the amount of interest actually deposited in the Interest Account of a U.S. Treasury Portfolio Series and available for distribution may be slightly more or less than the interest distribution made. In order to eliminate fluctuations in interest distributions resulting from such variances, the Trustee is authorized by the Indenture to advance such amounts as may be necessary to provide interest distributions of approximately equal amounts. The Trustee will be reimbursed, without interest, for any such advances from funds available in the Interest Account for such U.S. Treasury Portfolio Series.

         Stripped Treasury Securities are sold at a deep discount because the buyer of those securities obtains only the right to receive a future fixed payment on the security and not any rights to periodic interest payments thereon. Purchasers of these Securities acquire, in effect, discount obligations that are economically identical to the "zero-coupon bonds" that have been issued by corporations. Zero coupon bonds are debt obligations which do not make any periodic payments of interest prior to maturity and accordingly are issued at a deep discount.

         Under generally accepted accounting principles, a holder of a security purchased at a discount normally must report as an item of income for financial accounting purposes the portion of the discount attributable to the applicable reporting period. The calculation of this attributable income would be made on the "interest" method which generally will result in a lesser amount of includable income in earlier periods and a correspondingly larger amount in later periods. For Federal income tax purposes, the inclusion will be on a basis that reflects the effective compounding of accrued but unpaid interest effectively represented by the discount. Although this treatment is similar to the "interest" method described above, the "interest" method may differ to the extent that generally accepted accounting principles permit or require the inclusion of interest on the basis of a compounding period other than the semi-annual period. See "Tax Status of the Trusts."

         The Trustee will distribute on each Distribution Date or shortly thereafter, to each Unitholder of record of U.S. Treasury Portfolio Series on the preceding Record Date, an amount substantially equal to such holder's pro rata share of the cash balance, if any, in the Principal Account of U.S. Treasury Portfolio Series computed as of the close of business on the preceding Record Date. However, no distribution will be required if the balance in the Principal Account is less than $1.00 per 1,000 Units (or in the case of certain Trusts, less than $1.00 per 100 Units). Notwithstanding the foregoing, the Trustee will make a distribution to Unitholders of all principal relating to maturing Treasury Obligations within seven business days of the date of each such maturity.

         GENERAL. Distributions for an IRA, Keogh or other tax-deferred retirement plan will not be sent to the individual Unitholder. These distributions will go directly to the custodian of the plan to avoid the penalties associated with premature withdrawals from such accounts. See "Retirement Plans."

         All funds collected or received will be held by the Trustee in trust, without interest to Unitholders, as part of the appropriate Series of the Trusts or the Reserve Account for such Series referred to below until required to be disbursed in accordance with the provisions of the Indenture. Such funds will be segregated on the trust ledger of the Trustee so long as such practice preserves a valid preference of Unitholders of such Series under the bankruptcy laws of the United States, or if such preference is not preserved, the Trustee shall handle such funds in such other manner as shall constitute the segregation and holding thereof in trust within the meaning of the Investment Company Act of 1940, as the same may from time to time be amended. To the extent permitted by the Indenture and applicable banking regulations, such funds are available for use by the Trustee pursuant to normal banking procedures.

         The first distribution for persons who purchase Units between a Record Date and a Distribution Date will be made on the second Distribution Date following their purchase of Units.

         The Trustee is authorized by the Indenture to withdraw from the Principal and/or Interest Accounts of each Series such amounts as it deems necessary to establish a reserve for any taxes or other governmental charges that may be payable out of such Series of the Trust, which amounts will be deposited in a separate Reserve Account. If the Trustee determines that the amount in the Reserve Account is greater than the amount necessary for payment of any taxes or other governmental charges, it will promptly deposit the excess back in the Account from which it was withdrawn.

ADMINISTRATION OF THE TRUST

         RECORDS AND ACCOUNTS. In accordance with the Indenture, the Trustee shall keep records of all transactions at its office. Such records shall include the name and address of, and the number of Units held by, each Unitholder of each Series of the Trusts. Such books and records shall be open to inspection by any Unitholder of such Series at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or Federal statute, rule or regulation. The Trustee shall keep a certified copy or duplicate original of the Indenture on file in its office available for inspection at all reasonable times during usual business hours by any Unitholder of such Series, together with a current list of the Portfolio Obligations held in each Series of the Trusts. Pursuant to the Indenture, the Trustee may employ one or more agents for the purpose of custody and safeguarding of the Portfolio Obligations comprising the Portfolios.

         PORTFOLIO SUPERVISION. The Indenture permits the Sponsor to direct the Trustee to dispose of any Portfolio Obligation in a Series of the Trusts upon the happening of any of the following events:

                  (1) Default in the payment of principal or interest on any of the Portfolio Obligations when due and payable,

                  (2) Institution of legal proceedings seeking to restrain or enjoin the payment of any of the Portfolio Obligations or attacking their validity,

                  (3) A breach of covenant or warranty which could adversely affect the payment of debt service on the Portfolio Obligations,

                  (4) Default in the payment of principal or interest on any other outstanding obligation guaranteed or backed by the full faith and credit of the United States of America,

                  (5) A decline in market price to such an extent or such other market credit or other factors exist, as in the opinion of the Sponsor would make retention of any of the Portfolio Obligations detrimental to the Trusts or any Series thereof and to the interests of the Unitholders,

                  (6) An offer is made to refund or refinance any of the Portfolio Obligations, or

                  (7) Termination of the Trusts or any Series thereof.

         The Trustee shall also sell any Portfolio Obligation in a Series of the Trusts if there is a default in the payment of principal and interest on such Portfolio Obligation and no provision for payment is made therefor and the Sponsor fails to instruct the Trustee to sell or hold such Portfolio Obligation within thirty days after notice to the Sponsor from the Trustee of such default. The Trustee shall not be liable for any depreciation or loss by reason of any sale of Portfolio Obligations or by reason of the failure of the Sponsor to give directions to the Trustee.

         Amounts received by a Series of the Trusts upon the sale of any Portfolio Obligation under the conditions set forth above will be deposited in the Principal Account, Interest Account or Capital Gains Account for such Series, as appropriate, when received and pursuant to the Sponsor's instructions will be either distributed by the Trustee on the next Distribution Date to Unitholders of record of such Series on the Record Date prior to such Distribution Date.

         REPORTS TO UNITHOLDERS. With each distribution, the Trustee will furnish or cause to be furnished to the Unitholders of each Series a statement of the amount of interest and other receipts, if any, distributed, expressed in each case as a dollar amount per Unit of such Series.

         The accounts of each Series of the Trusts are required to be audited annually, at such Series' expense, by independent certified public accountants designated by the Sponsor, unless the Trustee determines that such an audit would not be in the best interest of the Unitholders of that Series of the Trust. The accountants' report will be furnished by the Trustee to any Unitholder of such Series upon written request.

         Within a reasonable period of time after the end of each calendar year, the Trustee will furnish to each person who at any time during such calendar year was a Unitholder of record of a Series of the Trusts a statement setting forth for the applicable Series:

                  (1) As to the Interest Account for such Series:

                           (a) the amount of interest received on the Portfolio
                  Obligations, including amounts received as a portion of the proceeds of any disposition of Portfolio Obligations;

                           (b) the amount paid from the Interest Account
                  representing accrued interest for any Units redeemed and amounts paid or reserved for purchases of substitute Portfolio Obligations;

                           (c) the deductions from the Interest Account for
                  applicable taxes or other governmental charges, if any, and fees and expenses of the Trustee (including auditing fees), the Sponsor, the Evaluator and counsel;

                           (d) the deductions from the Interest Account for
                  payment into the Reserve Account; and

                           (e) the net amount remaining after such payments and
                  deductions expressed both as a total dollar amount and as a dollar amount per Unit or appropriate multiple thereof outstanding on the last business day of such calendar year.

                  (2) As to the Principal Account for such Series:

                           (a) the dates of the sale, maturity, liquidation or
                  redemption of any of the Portfolio Obligations and the net proceeds received therefrom, excluding any portion credited to the Interest Account;

                           (b) the amount paid from the Principal Account
                  representing the principal of any Units redeemed and amounts paid or reserved for purchases of substitute Portfolio Obligations;

                           (c) the deductions from the Principal Account, if
                  any, for payment of applicable taxes or other governmental charges, fees and expenses of the Trustee (including auditing fees), the Sponsor, the Evaluator and counsel;

                           (d) the deductions from the Principal Account for
                  payment into the Reserve Account; and

                           (e) the net amounts remaining after such payments and
                  deductions expressed both as a total dollar amount and as a dollar amount per Unit or appropriate multiple thereof outstanding on the last business day of such calendar year.

                  (3) The following information with respect to such Series:

                           (a) a list of the Portfolio Obligations, as
                  appropriate, as of the last business day of such calendar year grouped by coupon and maturity range;

                           (b) the number of Units outstanding on the last
                  business day of such calendar year;

                           (c) the Unit Value (as defined in the Indenture)
                  based on the last Trust evaluation made during such calendar year; and

                           (d) the amounts actually distributed during such
                  calendar year from the Interest and Principal Accounts, separately stated, expressed both as total dollar amounts and as dollar amounts per Unit or appropriate multiple thereof outstanding on the Record Dates for such distributions.

         AMENDMENTS. The Indenture and the Agreement with respect to each Series may be amended by the Trustee and the Sponsor without the consent of Unitholders
(a) to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent, (b) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency, (c) for those Trusts that have qualified as "regulated investment companies," to add or change any provision thereof which may be necessary or advisable for the continuing qualification as a regulated investment company under the Internal Revenue Code of 1986 and (d) to make such other provisions as shall not adversely affect the interest of the Unitholders (as determined in good faith by the Sponsor and the Trustee); provided, however, that the Indenture may also be amended with respect to any Series by the Sponsor and the Trustee (or the performance of any of the provisions of the Indenture may be waived) with the consent of holders of Units representing 66-2/3% of the Units then outstanding of such Series for the purposes of adding any provisions to or changing in any manner or eliminating any of the provisions of the Indenture of such Series or of modifying in any manner the rights of Unitholders thereof. However, the Indenture may not be amended, without the consent of the holders of all Units of a Series then outstanding, so as (1) to permit, except in accordance with the terms and conditions of the Indenture, the acquisition of any Portfolio Obligations other than those specified in the Indenture, or (2) to reduce the aforesaid percentage of Units of a Series the holders of which are required to consent to certain of such amendments and may not be amended so as to reduce the interest in such Series represented by Units without the consent of the holder of such Units.
The Trustee shall promptly notify Unitholders of the substance of any such amendment.

         TERMINATION. The Indenture provides that a Series of the Trusts will terminate after the maturity, redemption, sale or other disposition of the last of the Portfolio Obligations held in such Series. If the value of a Series of the Trusts, as shown by an evaluation, is less than forty percent (40%) of the par value of the Portfolio Obligations deposited in such Series of the Trust, the Trustee shall, if directed by the Sponsor in writing, terminate such Series. A Series of the Trust may also be terminated at any time by the written consent of holders of 66-2/3% of the Units of such Series outstanding.

         Upon termination, the Trustee will sell the Portfolio Obligations then held in the appropriate Series of the Trust and credit the moneys derived from such sale to the Principal Capital Gains and Interest Accounts thereof. The Trustee will then, after deduction of any fees and expenses of such Series and payment into the Reserve Account of any amount required for taxes or other governmental charges that may be payable by such Series, distribute to each Unitholder of such Series, only upon surrender for cancellation of his certificate, if issued, after due notice of such termination, such Unitholder's pro rata share in the Interest, Capital Gains and Principal Accounts for such Series. The sale of Portfolio Obligations in a Series of the Trusts upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the principal amount of Portfolio Obligations represented by the Units held by such Unitholder.

                                     SPONSOR

         THE SPONSOR. Claymore Securities, Inc., the Sponsor, is an investment banking firm created in 1995 and is the successor sponsor to unit investment trusts formerly sponsored by EVEREN Unit Investment Trusts, a service of EVEREN Securities, Inc. Claymore Securities, Inc. is also the sponsor and successor sponsor of Series of Ranson Unit Investment Trusts and The Kansas Tax-Exempt Trust and Multi-State Series of The Ranson Municipal Trust. On October 29, 2001, Ranson & Associates, Inc. was acquired by Claymore Group LLC. The sale to Claymore Group LLC was financed by a loan from The Bank of New York, the Trustee. In November 2001, the Sponsor changed its name from Ranson & Associates, Inc. to Claymore

Securities, Inc. Claymore Securities, Inc. has been active in public and corporate finance and has sold bonds and unit investment trusts and maintained secondary market activities relating thereto. At present, Claymore Securities, Inc., which is a member of the National Association of Securities Dealers, Inc., is the Sponsor to each of the above-named unit investment trusts and serves as the financial adviser and as an underwriter for Kansas municipalities. The Sponsor's offices are located at 250 North Rock Road, Suite 150, Wichita, Kansas 67206-2241 and at 210 North Hale Street, Wheaton, Illinois 60187.

         If at any time the Sponsor shall fail to perform any of its duties under the Trust Agreement or shall become incapable of acting or shall be adjudged a bankrupt or insolvent or shall have its affairs taken over by public authorities, then the Trustee may (a) appoint a successor sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding such reasonable amounts as may be prescribed by the Securities and Exchange Commission, or (b) terminate the Trust Agreement and liquidate any trust as provided therein, or (c) continue to act as Trustee without terminating the Trust Agreement.

         The foregoing information with regard to the Sponsor relates to the Sponsor only and not to the Trust. Such information is included in this Prospectus only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations with respect to the Trust. More comprehensive financial information can be obtained upon request from the Sponsor.

         LIMITATIONS ON LIABILITY. The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Trust Agreement, but will be under no liability to the Unitholders for taking any action or refraining from any action in good faith or for errors in judgment; nor will they be responsible in any way for depreciation or loss incurred by reason of the sale of any Securities, except in cases of their willful misconduct, bad faith, gross negligence or reckless disregard for their obligations and duties.

         RESPONSIBILITY. The Trustee shall sell, for the purpose of redeeming Units tendered by any Unitholder and for the payment of expenses for which funds are not available, such of the Securities in a list furnished by the Sponsor as the Trustee in its sole discretion may deem necessary.

         It is the responsibility of the Sponsor to instruct the Trustee to reject any offer made by an issuer of any of the Securities to issue new obligations in exchange and substitution for any Securities pursuant to a refunding or refinancing plan, except that the Sponsor may instruct the Trustee to accept such an offer or to take any other action with respect thereto as the Sponsor may deem proper if the issuer is in default with respect to such Securities or in the judgment of the Sponsor the issuer will probably default in respect to such Securities in the foreseeable future.

         Any obligations so received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Trust Agreement to the same extent as Securities originally deposited thereunder. Within five days after the deposit of obligations in exchange or substitution for underlying Securities, the Trustee is required to give notice thereof to each

Unitholder, identifying the obligations eliminated and the Securities substituted therefor. Except as stated in the Trust Agreement or in this and the preceding paragraph, the acquisition by the Trust of any securities other than the Securities initially deposited is prohibited.

         The Sponsor may direct the Trustee to dispose of Securities in certain limited circumstances, including upon default in the payment of principal or interest, institution of certain legal proceedings or the existence of certain other impediments to the payment of Securities, default under other documents which may adversely affect debt service, default in the payment of principal or interest on other obligations of the same issuer, decline in projected income pledged for debt service on revenue Securities, or decline in price or the occurrence of other market factors, including advance refunding, so that in the opinion of the Sponsor the retention of such Securities in the Trust would be detrimental to the interest of the Unitholders. The proceeds from any such sales will be credited to the Principal Account for distribution to the Unitholders.

         RESIGNATION. If the Sponsor resigns or becomes unable to perform its duties under the Trust Agreement, and no express provision is made for action by the Trustee in such event, the Trustee may appoint a successor sponsor, terminate the Trust Agreement and liquidate the Trusts or continue to act as Trustee.

                                     TRUSTEE

         THE TRUSTEE. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its Unit Investment Trust Division offices at 101 Barclay Street, 20th Fl., New York, New York 10286, telephone 1-800-701-8178. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

         The Trustee, whose duties are ministerial in nature, has not selected the portfolio of the Trust. However, the Securities included in the portfolio on the Initial Date of Deposit may be purchased by the Sponsor from BNY Capital Markets, Inc. ("BNY"), which is a wholly-owned subsidiary of Bank of New York Company, Inc. ("BONY COMPANY"). The Trustee is also a wholly-owned subsidiary of BONY Company. Subsequent to the Initial Date of Deposit, the Trustee may purchase Securities from BNY in order to create additional Units.

         In accordance with the Trust Agreement, the Trustee shall keep records of all transactions at its office. Such records shall include the name and address of, and the number of Units held by, every Unitholder of the Trust. Such books and records shall be open to inspection by any Unitholder at all reasonable times during usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee shall keep a certified copy or duplicate original of the Trust Agreement on file in its or available for inspection at all reasonable times during usual business hours by any Unitholder, together with a current list of the securities held in each Trust. Pursuant to the Trust Agreement, the Trustee may employ one or more agents for the purpose of custody and safeguarding of securities comprising the Trust.

         LIMITATIONS ON LIABILITY. The Trustee shall not be liable or responsible in any way for depreciation or loss incurred by reason of the disposition of any monies, Securities or certificates or in respect of any evaluation or for any action taken in good faith reliance on prima facie properly executed documents except, generally, in cases of its willful misconduct, lack of good faith or gross negligence. In addition, the Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Trust which the Trustee may be required to pay under current or future law of the United States or any other taxing authority having jurisdiction.

         RESPONSIBILITY. For information relating to the responsibilities of the Trustee under the Trust Agreement, reference is made to the material set forth under "Rights of Unitholders," "Sponsor-Responsibility" and "Sponsor-Resignation."

         RESIGNATION. Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of a Trust created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor.

         The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than sixty days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within thirty days after notification, the retiring trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may at any time remove the Trustee, with or without cause, and appoint a successor trustee as provided in the Trust Agreement. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The Trustee must be a corporation organized under the laws of the United States, or any state thereof, be authorized under such laws to exercise trust powers and have at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

                                    EVALUATOR

         THE EVALUATOR. Claymore Securities, Inc. will serve as the evaluator of the Securities in the Trust (the "EVALUATOR"), and as such will appraise the Securities or cause the Securities to be appraised.

         LIMITATIONS ON LIABILITY. The Trustee and the Sponsor may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it; provided, however, that the Evaluator shall be under no liability to the Trustee, the Sponsor or Unitholders for errors in judgment. However, this provision shall not protect the Evaluator in cases of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         RESPONSIBILITY. The Trust Agreement requires the Evaluator to evaluate the Securities on the basis of their bid prices on each business day after the initial offering period, when any Unit is tendered for redemption and on any other day such evaluation is desired by the Trustee or is requested by the Sponsor. For information relating to the responsibility of the Evaluator to evaluate the Securities on the basis of their offering prices, see "Public Offering of Units--Public Offering Price."

         RESIGNATION. The Evaluator may resign or may be removed by the Sponsor and the Trustee, and the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

                           AMENDMENT AND TERMINATION.

         The Trust Agreement may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders: (1) to cure any ambiguity or to correct or supplement any provision which may be defective or inconsistent; (2) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency; or (3) to make such provisions as shall not adversely affect the interests of the Unitholders (as determined in good faith by the Sponsor and the Trustee). The Trust Agreement may also be amended in any respect by the Sponsor and the Trustee, or any of the provisions thereof may be waived, with the consent of the holders of Units representing 66-1/3% of the Units then outstanding of a Trust Fund, provided that no such amendment or waiver will reduce the interest of any Unitholder thereof without the consent of such Unitholder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Unitholders of the related Trust. Except in accordance with the provisions of the Trust Agreement, in no event shall the Trust Agreement be amended to increase the number of Units of the Trust issuable thereunder or to permit the acquisition of any Securities in addition to or in substitution for those initially deposited in a Trust Fund (other than as provided in the Trust Agreement). The Trustee shall promptly notify Unitholders of the substance of any such amendment.

         The Trust Agreement provides that a Trust Fund shall terminate upon the maturity, redemption or other disposition of the last of the Securities held in such Trust Fund, but in no event later than the Mandatory Termination Date set forth under "Essential Information" in Part Two of this Prospectus. If the value of a Trust Fund shall be less than the applicable minimum value stated under "Essential Information" in Part Two of this Prospectus (40% of the aggregate principal amount of Securities deposited in such Trust), the Trustee may, in its discretion, and shall, when so directed by the Sponsor, terminate such Trust Fund. A Trust Fund may be terminated at any time by the holders of Units representing 66-2/3% of the Units thereof then outstanding. In the event of termination of a Trust Fund, written notice thereof will be sent by the Trustee to all Unitholders of such Trust Fund. Within a reasonable period after termination, the Trustee will sell any Securities remaining in such Trust Fund and, after paying all expenses and charges incurred by such Trust Fund, will distribute to Unitholders thereof

(upon surrender for cancellation of certificates for Units, if issued) their pro rata share of the balances remaining in the Interest and Principal Accounts of such Trust Fund.

                                 LEGAL OPINIONS.

         The legality of the Units offered hereby and certain matters relating to Federal tax law were originally passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor.

                              INDEPENDENT AUDITORS

         The financial statements appearing in Part Two of this Prospectus and Registration Statement, with information pertaining to the specific Series of the Trusts to which such statements relate, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report appearing in Part Two and are included in reliance upon such report given upon the authority of such firm as experts in auditing and accounting.

                            Ranson Defined Funds

                           GNMA Portfolio Series 10






                                   Part Two

                           Dated September 5, 2002








THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


NOTE: Part Two of this Prospectus May Not Be Distributed Unless Accompanied by Part One.

                             Ranson Defined Funds
                           GNMA Portfolio Series 10
                             Essential Information
                            As of December 31, 2001
             Sponsor and Evaluator:  Claymore Securities, Inc.
                       Trustee:  The Bank of New York Co.

General Information
Principal Amount of Securities                                       $967,179
Number of Units                                                       158,912
Fractional Undivided Interest in the Trust per Unit                 1/158,912
Principal Amount of Securities per Unit                                $6.086
Calculation of Public Offering Price:
  Aggregate Value of Securities in the Trust                         $957,759
  Aggregate Value of Securities per Unit                               $6.027
  Principal Cash per Unit (1)                                         $(.147)
  Accrued Interest per Unit through settlement date of
    January 4, 2002                                                     $.003
  Total Price including Accrued Interest per Unit                      $5.883
  Sales Charge of 3.50% of Public Offering Price
    (3.627% of net amount invested) per Unit                            $.213
  Public Offering Price per Unit                                       $6.096
Redemption Price per Unit                                              $5.883
Calculation of Estimated Net Annual Interest Income per Unit:
  Estimated Annual Interest Income                                     $.3521
  Less:  Estimated Annual Expense                                      $.0262
  Estimated Net Annual Interest Income                                 $.3259
Daily Rate at which Estimated Annual Interest Income
  Accrues per Unit                                                   $.000849
Estimated Current Return Based on Public Offering Price (2)             5.44%
Estimated Long-Term Return (2)                                          4.30%


1. This amount, if any, represents principal cash or overdraft which is an asset or liability of the Trust and is included in the Public Offering Price.

2. The Estimated Current Return and Estimated Long-Term Return will vary with changes in the Public Offering Price and there is no assurance that such returns on the date hereof will be applicable on a subsequent date of purchase.
These estimated returns are increased for transactions entitled to a reduced sales charge (see "Public Offering of Units - Public Offering Price" - Part
One).

                             Ranson Defined Funds
                          GNMA Portfolio Series 10
                       Essential Information (continued)
                            As of December 31, 2001
             Sponsor and Evaluator:  Claymore Securities, Inc.
                       Trustee:  The Bank of New York Co.


Record and Distribution Date             Record Date is the first of each
                                         month and distributions to
                                         Unitholders on such record dates
                                         will be made on the 15th day of the
                                         month.

Distribution Dates                       No distribution (other than capital
                                         gains distributions) need
                                         be made from the Principal Account
                                         if the balance therein, excluding
                                         capital gains, is less than $1.00
                                         per 100 Units.

Trustee's Annual Fee (including
estimated expenses)                      $1.00 per 100 Units (includes $.86 of
                                         Trustee's annual fee per $1,000  .
                                         principal amount of underlying
                                         Securities and $.09 of out-of-pocket
                                         expenses per 100 Units).


Evaluator's Annual Fee                   $.20 per $1,000 principal amount of
                                         underlying Securities.

Surveillance Fee                         $.25 per $1,000 principal amount of
                                         underlying Securities.

Date of Trust Agreement and              May 20, 1998
Initial Deposit

Mandatory Termination Date               January 1, 2030

Discretionary Liquidation Amount         The Trust may be terminated if the
                                         value thereof is less than $350,000
                                         (40% of the par value of the
                                         Securities deposited in the Trust).

                        Report of Independent Auditors


Unitholders
Ranson Defined Funds
GNMA Portfolio Series 10

We have audited the accompanying statement of assets and liabilities of Ranson Defined Funds GNMA Portfolio Series 10, including the schedule of investments, as of December 31, 2001, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodial bank. An audit also includes assessing the accounting principles used and significant estimates made by the sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ranson Defined Funds GNMA Portfolio Series 10 at December 31, 2001, and the results of its operations and changes in its net assets for the periods indicated above in conformity with accounting principles generally accepted in the United States.




                                                              Ernst & Young LLP





Kansas City, Missouri
April 16, 2002

                             Ranson Defined Funds

                           GNMA Portfolio Series 10

                       Statement of Assets and Liabilities

                               December 31, 2001


Assets
Securities, at value (cost $946,447)                                 $957,759
Interest receivable                                                     4,662
Organization costs                                                        500
                                                                         ----
Total assets                                                          962,921


Liabilities and net assets
Cash overdraft                                                         27,003
Accrued liabilities                                                     5,020
                                                                         ----
                                                                       32,023

Net assets, applicable to 158,912 Units outstanding:
  Cost of Trust assets, exclusive of interest             $946,447
  Unrealized appreciation                                   11,312
  Distributable funds                                     (26,861)
                                                              ----       ----
Net assets                                                           $930,898
                                                                    =========



See accompanying notes to financial statements.

                              Ranson Defined Funds

                            GNMA Portfolio Series 10

                            Statements of Operations



                                      Year Ended    Year Ended     Year Ended
                                     December 31,  December 31,  December 31,
                                             2001          2000          1999
                                             ----          ----          ----
Investment income - interest              $72,416      $103,061      $124,502
Expenses:
  Trustee's fees and related expenses       5,590         6,798         7,878
  Evaluator's and portfolio surveillance
    fees                                      536           725           833
 Amortization of organizational costs         500           500           500
                                             ----          ----          ----
Total expenses                              6,626         8,023         9,211
                                             ----          ----          ----
Net investment income                      65,790        95,038       115,291

Realized and unrealized gain (loss) on
  investments:
  Realized loss on investments            (9,108)      (10,472)       (6,174)
  Unrealized appreciation (depreciation)
    on investments during the period       27,785        62,780      (82,782)
                                             ----          ----          ----
Net gain (loss) on investments             18,677        52,308      (88,956)
                                             ----          ----          ----
Net increase in net assets resulting
  from operations                         $84,467      $147,346       $26,335
                                        =========     =========     =========


See accompanying notes to financial statements.

                                        Ranson Defined Funds

                                      GNMA Portfolio Series 10

                                  Statements of Changes in Net Assets



                                        Year Ended    Year Ended   Year Ended
                                      December 31,  December 31,  December 31,
                                              2001          2000          1999
                                              ----          ----          ----
Operations:
  Net investment income                    $65,790       $95,038      $115,291
  Realized loss on investments             (9,108)      (10,472)       (6,174)
  Unrealized appreciation (depreciation)
    on investments during the period        27,785        62,780      (82,782)
                                              ----          ----          ----
Net increase in net assets resulting
  from operations                           84,467       147,346        26,335

Distributions to Unitholders:
  Net investment income                   (66,613)      (95,547)     (112,522)
  Principal from investment transactions (325,301)      198,895)     (177,486)
                                              ----          ----          ----
Total distributions to Unitholders       (391,914)     (294,442)     (290,008)

Capital transactions:
  Issuance of 191,099 Units                      -             -             -
  Issuance of 110,716 Units                                          1,070,417
  Redemption of 943 Units                        -             -       (8,339)
  Redemption of 16,856 Units                     -     (132,126)             -
  Redemption of 29,884 Units             (223,927)             -             -
                                              ----          ----          ----
Total increase (decrease) in net assets  (531,374)     (279,222)       798,405

Net assets:
  At the beginning of the period         1,462,272     1,741,494       943,089
                                              ----          ----          ----
  At the end of the period (including
   distributable funds applicable
   to Trusts Units of $(26,861),
   $142 and $86,911 at December 31,
   2001, 2000 and 1999, respectively)     $930,898    $1,462,272    $1,741,494
                                         =========     =========     =========
Trust Units outstanding at the end
  of the period                            158,912       188,796       205,652
                                         =========     =========     =========
Net asset value per Unit at the end
  of the period                              $5.86         $7.75         $8.47
                                         =========     =========     =========



See accompanying notes to financial statements.


                              Ranson Defined Funds

                             GNMA Portfolio Series 10

                              Schedule of Investments

                                December 31, 2001




                      Principal              Range of Stated
                         Amount     Coupon    Maturities (1)     Value (3)
                           ----     ---                -----         -----
U.S. Treasury Strip    $141,000    0.00%             5/15/08   $102,931 (1)
GNMA Modified Pass-
Through Mortgage-Backed 375,857    6.50%     8/15/13-1/20/14    385,949 (2)
Securities
GNMA Modified Pass-     450,322    7.00%     4/20/13-1/15/14    468,879 (2)
Through Mortgage-
Backed Securities
                          -----                                       -----
                       $967,179                                    $957,759
                      =========                                   =========


Notes to Schedule of Investments

1. This U.S. Treasury Bond has been purchased at a discount from the par value because there is no stated interest income thereon. Such Bond is normally described as a "zero coupon" Bond. Over the life of the Bond the value increases, so that upon maturity, the holders of the Bond will receive 100% of the principal amount thereof.

2. The principal amount of GNMA Mortgage-Backed Securities listed as having the range of maturities shown is an aggregate of individual Securities having varying stated maturities within that shown. They are listed as one category of Securities with a single range of maturities because current market conditions do not accord a significant difference in price among the Securities grouped together on the basis of the differences in their stated maturities. At some time in the future, however, the differences in stated maturities could affect the market value of the individual Securities.

3. See Note 1 to the accompanying financial statements for a description of the method of determining cost and value.


See accompanying notes to financial statements.

                           Ranson Defined Funds

                        GNMA Portfolio Series 10

                      Notes to Financial Statements


1.  Significant Accounting Policies

Trust Sponsor and Evaluator

On October 29, 2001, Ranson & Associates, Inc., the Trust's sponsor and evaluator, was acquired by Claymore Group LLC, and has changed its name to Claymore Securities, Inc.

Valuation of Securities

The Trust's securities are stated at bid prices as determined by Claymore Securities, Inc. The aggregate bid prices of the Securities are determined by the Evaluator based on (a) current bid prices of the Securities, (b) current bid prices for comparable securities, (c) appraisal, or (d) any combination of the above.

Cost of Securities

Cost of the Trust's Government Securities is based on the offering prices of the Securities on the dates of deposit of such Securities acquired during the primary sales period, net of amortization of premiums and accretion of discounts for debt securities The premium or discount, if any, for the mortgage-backed securities is recognized as an adjustment of realized gain (loss), on a pro rata basis as principal repayments are received. Realized gain (loss) from Security transactions is reported on an identified cost basis.

Investment Income

Interest income consists of amortization of original issue discount for zero coupon obligations, amortization of premiums, accretion of discounts and interest accrued as earned on the fixed rate obligations (See Note 2 - Change in Accounting Principle).

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Trust's sponsor to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

Organization Costs

Organization costs incurred by the Trust are being expensed over five years.

2.  Change in Accounting Principle

As required, effective January 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums or accreting discounts on debt. Prior to January 1, 2001, the Trust did not amortize premiums or accrete discounts on debt securities securities (except for accretion of discount on zero coupon obligations). The cumulative effect of this accounting change had no impact on total net assets of the Trust, but resulted in $4,753 decrease in cost of securities and a corresponding $4,753 increase in net unrealized appreciation for the Trust, respectively, based on the securities held on January 1, 2001.

The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $1,490, decrease net unrealized appreciation by $493 and increase net realized gain by $1,983 for the Trust. The Statements of Operations and Statements of Changes in Net Assets for prior periods have not been restated to reflect this change in presentation.

                        Ranson Defined Funds

                      GNMA Portfolio Series 10

               Notes to Financial Statements (continued)


3.  Unrealized Appreciation and Depreciation

Following is an analysis of net unrealized appreciation at December 31, 2001:

   Gross unrealized appreciation                                     $11,437
   Gross unrealized depreciation                                       (125)
                                                                       -----
   Net unrealized appreciation                                       $11,312
                                                                   =========


4.  Federal Income Taxes

The Trust is organized as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Trust's policy to comply with the special provisions of the Code available to regulated investment companies. Such provisions were complied with and, therefore, no federal income tax provision is required.

The tax character of distributions paid during the fiscal year ended December 31, 2001 and December 31, 2000 were as follows:


                                              2001             2000
                                             -----            -----
Distributions paid from:

       Ordinary income                     $70,286          $97,520

        Net long term capital gains                  -                -
                                             -----            -----
Total taxable distributions                 70,286           97,520

   Tax return of capital                   321,628          196,922
                                             -----            -----
Total distributions paid                  $391,914         $294,442
                                         =========        =========


As of December 31, 2001, the
components of accumulated
earnings (deficit) on a tax
basis were as follows:

Undistributed ordinary income                  $ -

Undistributed long-term capital gains            -
                                             -----
Accumulated earnings                             -

Accumulated capital and other losses*     (28,084)

Unrealized appreciation (depreciation)      27,785
                                             -----
Total accumulated earnings (deficit)        $(299)
                                            ======

* On December 31, 2001, the Trust had a net capital loss carryforward of approximately $28,084 which will expire from December 31, 2006 through December 31, 2009. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.

                        Ranson Defined Funds

                     GNMA Portfolio Series 10

                Notes to Financial Statements (continued)
5.  Other Information

Cost to Investors

The cost to original investors of Units of the Trust was based on the aggregate offering price of the Securities on the date of an investor's purchase plus or minus a pro rata share of cash or overdraft in the Principal Account and daily accrued interest, plus a sales charge of 3.50% of the Public Offering Price (equivalent to 3.627% of the net amount invested). The Public Offering Price for secondary market transactions is based on the aggregate bid prices of the Securities plus or minus a pro rata share of cash or overdraft in the Principal Account and daily accrued interest on the date of an investor's purchase, plus a sales charge of 3.50% of the Public Offering Price (equivalent to 3.627% of the net amount invested).

Distributions

Distributions of net investment income to Unitholders are declared and paid monthly. Income distributions per Unit on a record date basis are $.40, $.49 and $.57 per unit for the years ended December 31, 2001, 2000 and the period ended December 31, 1999, respectively. In addition, distribution of principal related to the sale or call of securities is $1.98, $1.00 and $.89 per unit for the years ended December 31, 2001, 2000 and the period ended December 31, 1999, respectively.

6.  Financial Highlights


                                                    Year ended
                                                December 31, 2001 (a)

Per Unit Operating Performance
    Net asset value, beginning of period                          $7.75
                                                                  -----
    Income from investment operations:
    Net investment income                                          0.40
    Net realized and unrealized gain
       on investment transactions                                  0.08
                                                                  -----
    Total from investment operations                               0.48

    Distributions to Unitholders:
    Net investment income                                        (0.39)
    Principal from investment transaction                        (1.98)
                                                                  -----
    Total distributions                                          (2.37)
                                                                  -----
    Net asset value, end of period                                $5.86
                                                                  =====
Total Return (b):                                                 9.36%

Ratio of items below to Average Net Assets:
    Expenses                                                      0.58%
    Net investment income                                         5.80%


(a) As required, effective January 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and accreting discounts on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per unit by $0.01, increase net realized and unrealized gains and losses per unit by $0.01, and decrease the ratio of net investment income to average net assets from 5.94% to 5.80%.

(b)  Total return is based on average redemption prices per unit.

                       Consent of Independent Auditors



We consent to the reference to our firm under the caption "Independent Auditors" and to the use of our report dated April 16, 2002, in this Post-Effective Amendment to the Registration Statement (Form S-6) and related Prospectus of Ranson Defined Funds GNMA Portfolio Series 10 dated September 5, 2002.



                                                              Ernst & Young LLP


Kansas City, Missouri
September 5, 2002

                              Ranson Defined Funds

                                    GNMA Portfolio Series 11







                                    Part Two

                            Dated September 5, 2002








THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


NOTE: Part Two of this Prospectus May Not Be Distributed Unless Accompanied by Part One.

                              Ranson Defined Funds
                            GNMA Portfolio Series 11
                             Essential Information
                            As of December 31, 2001
             Sponsor and Evaluator:  Claymore Securities, Inc.
                       Trustee:  The Bank of New York Co.

General Information
Principal Amount of Securities                                     $3,534,226
Number of Units                                                       704,442
Fractional Undivided Interest in the Trust per Unit                 1/704,442
Principal Amount of Securities per Unit                                $5.017
Calculation of Public Offering Price:
  Aggregate Value of Securities in the Trust                       $3,266,358
  Aggregate Value of Securities per Unit                               $4.637
  Principal Cash per Unit (1)                                           $.071
  Accrued Interest per Unit through settlement date of
   January 4, 2002                                                      $.002
  Total Price including Accrued Interest per Unit                      $4.710
  Sales Charge of 3.95% of Public Offering Price (4.112%
   of net amount invested) per Unit                                     $.194
  Public Offering Price per Unit                                       $4.904
Redemption Price per Unit                                              $4.710
Calculation of Estimated Net Annual Interest Income per Unit:
  Estimated Annual Interest Income                                     $.3044
  Less:  Estimated Annual Expense                                      $.0166
  Estimated Net Annual Interest Income                                 $.2878
Daily Rate at which Estimated Annual Interest Income Accrues
  per Unit                                                           $.000799
Estimated Current Return Based on Public Offering Price (2)             6.14%
Estimated Long-Term Return (2)                                          5.15%


1. This amount, if any, represents principal cash or overdraft which is an asset or liability of the Trust and is included in the Public Offering Price.

2. The Estimated Current Return and Estimated Long-Term Return will vary with changes in the Public Offering Price and there is no assurance that such returns on the date hereof will be applicable on a subsequent date of purchase. These estimated returns are increased for transactions entitled to a reduced sales charge (see "Public Offering of Units - Public Offering Price" - Part One).

                              Ranson Defined Funds
                            GNMA Portfolio Series 11
                        Essential Information (continued)
                            As of December 31, 2001
             Sponsor and Evaluator:  Claymore Securities, Inc.
                       Trustee:  The Bank of New York Co.


Record and Distribution Date       Record Date is the first of each month and
                                   Distributions to Unitholders on such
                                   record dates will be made on the 15th day of the month.

Distribution Dates                 No distribution (other than capital gains
                                   distributions) need be made from the
                                   Principal Account if the balance therein, excluding capital gains, is less than $1.00 per 100 Units.

Trustee's Annual Fee
(including estimated expenses)     $1.00 per 100 Units (includes $.86 of
                                   Trustee's annual fee per $1,000 principal amount of underlying Securities and $.09 of out-of-pocket expenses per 100 Units).

Evaluator's Annual Fee             $.20 per $1,000 principal amount of
                                   underlying Securities.

Surveillance Fee                   $.25 per $1,000 principal amount of
                                   underlying Securities.

Date of Trust Agreement and
Initial Deposit                    May 20, 1998

Mandatory Termination Date         January 1, 2030

Discretionary Liquidation Amount   The Trust may be terminated if the value
                                   thereof is less than $2,938,000 (40% of
                                   the par value of the Securities deposited in the Trust).

                           Report of Independent Auditors


Unitholders
Ranson Defined Funds
GNMA Portfolio Series 11

We have audited the accompanying statement of assets and liabilities of Ranson Defined Funds GNMA Portfolio Series 11, including the schedule of investments, as of December 31, 2001, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodial bank. An audit also includes assessing the accounting principles used and significant estimates made by the sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ranson Defined Funds GNMA Portfolio Series 11 at December 31, 2001, and the results of its operations and changes in its net assets for the periods indicated above in conformity with accounting principles generally accepted in the United States.




                                                              Ernst & Young LLP





Kansas City, Missouri
April 16, 2002

                                Ranson Defined Funds

                              GNMA Portfolio Series 11

                       Statement of Assets and Liabilities

                               December 31, 2001


Assets
Securities, at value (cost $3,257,836)                             $3,266,358
Interest receivable                                                    17,870
Organization costs                                                        500
Cash                                                                   65,576
                                                                         ----
Total assets                                                        3,350,304


Liabilities and net assets
Accrued liabilities                                                     5,629

Net assets, applicable to 704,442 Units outstanding:
  Cost of Trust assets, exclusive of interest       $3,257,836
  Unrealized appreciation                                8,522
  Distributable funds                                   78,317
                                                          ----           ----
Net assets                                                         $3,344,675
                                                                    =========


See accompanying notes to financial statements.

                              Ranson Defined Funds

                            GNMA Portfolio Series 11

                            Statements of Operations




                                                   Year ended December 31
                                                2001        2000        1999
                                                ----        ----        ----
Investment income - interest                $276,922    $397,827    $475,472
Expenses:
  Trustee's fees and related expenses          9,255      12,295      14,004
  Evaluator's and portfolio surveillance fees  1,974       2,695       3,055
  Amortization of organization costs             500         500         500
                                                ----        ----        ----
Total expenses                                11,729      15,490      17,559
                                                ----        ----        ----
Net investment income                        265,193     382,337     457,913

Realized and unrealized gain (loss)
  on investments:
  Realized loss on investments              (30,899)    (57,282)    (35,368)
  Unrealized appreciation (depreciation)
   on investments during the year             71,629     260,252   (353,904)
                                                ----        ----        ----
Net gain (loss) on investments                40,730     202,970   (389,272)
                                                ----        ----        ----
Net increase in net assets resulting
  from operations                           $305,923    $585,307     $68,641
                                           =========   =========   =========


See accompanying notes to financial statements.

                                 Ranson Defined Funds

                               GNMA Portfolio Series 11

                          Statements of Changes in Net Assets



                                                  Year ended December 31
                                              2001         2000         1999
                                              ----         ----         ----
Operations:
  Net investment income                   $265,193     $382,337     $457,913
  Realized loss on investments            (30,899)     (57,282)     (35,368)
  Unrealized appreciation (depreciation)
    on investments during the period        71,629      260,252    (353,904)
                                              ----         ----         ----
Net increase in net assets resulting
  from operations                          305,923      585,307       68,641

Distributions to Unitholders:
  Net investment income                  (261,107)    (379,899)    (440,923)
  Principal from investment
   Transactions                        (1,479,792)    (691,218)  (1,175,463)
                                              ----         ----         ----
Total distributions to Unitholders     (1,740,899)  (1,071,117)  (1,616,386)

Capital transactions:

  Issuance of 283,978 Units                      -            -    2,517,896
  Redemption of 22,506 Units                     -            -    (171,243)
  Redemption of 89,037 Units                     -    (615,094)            -
  Redemption of 37,364 Units             (210,742)            -            -
                                              ----         ----         ----
Total increase (decrease) in net
assets                                 (1,645,718)  (1,100,904)      798,908

Net assets:
  At the beginning of the year           4,990,393    6,091,297    5,292,389
                                              ----         ----         ----
  At the end of the year (including
   distributable funds applicable
   to Trusts Units of $78,317,
   $266,689 and $68,767 at December 31,
   2001, 2000 and 1999, respectively)   $3,344,675   $4,990,393   $6,091,297
                                         =========    =========    =========
Trust Units outstanding at the end of
   the year                                704,442      741,806      830,843
                                         =========    =========    =========
Net asset value per Unit at the end
   of the year                               $4.75        $6.73        $7.33
                                         =========    =========    =========


See accompanying notes to financial statements.


                             GNMA Portfolio Series 11

                              Schedule of Investments

                                December 31, 2001




                      Principal                 Range of Stated
                         Amount     Coupon       Maturities (1)    Value (3)
                           ----        ---                -----        -----
U.S. Treasury Strip    $561,000       0.00%             5/15/18     $209,757 (1)
GNMA Modified Pass-
Through Mortgage-
Backed Securities     1,710,157       7.00%     9/20/27-3/20/29    1,747,279 (2)
GNMA Modified Pass
-Through Mortgage-
Backed Securities     1,263,069       7.50%    11/20/27-3/15/29    1,309,322 (2)
                          -----                                        -----
                     $3,534,226                                   $3,266,358
                      =========                                    =========

Notes to Schedule of Investments

1. This U.S. Treasury Bond has been purchased at a discount from the par value because there is no stated interest income thereon. Such Bond is normally described as a "zero coupon" Bond. Over the life of the Bond the value increases, so that upon maturity, the holders of the Bond will receive 100% of the principal amount thereof.

2. The principal amount of GNMA Mortgage-Backed Securities listed as having the range of maturities shown is an aggregate of individual Securities having varying stated maturities within that shown. They are listed as one category of Securities with a single range of maturities because current market conditions do not accord a significant difference in price among the Securities grouped together on the basis of the differences in their stated maturities. At some time in the future, however, the differences in stated maturities could affect the market value of the individual Securities.

3. See Note 1 to the accompanying financial statements for a description of the method of determining cost and value.

See accompanying notes to financial statements.

                          Ranson Defined Funds

                          GNMA Portfolio Series 11

                        Notes to Financial Statements


1.  Significant Accounting Policies

Trust Sponsor and Evaluator

On October 29, 2001, Ranson & Associates, Inc., the Trust's sponsor and evaluator, was acquired by Claymore Group LLC, and has changed its name to Claymore Securities, Inc.

Valuation of Securities

The Trust's securities are stated at bid prices as determined by Claymore Securities, Inc. The aggregate bid prices of the Securities are determined by the Evaluator based on (a) current bid prices of the Securities, (b) current bid prices for comparable securities, (c) appraisal, or (d) any combination of the above.

Cost of Securities

Cost of the Trust's Government Securities is based on the offering prices of the Securities on the dates of deposit of such Securities acquired during the primary sales period, net of amortization of premiums and accretion of discounts for debt securities The premium or discount, if any, for the mortgage-backed securities is recognized as an adjustment of realized gain (loss), on a pro rata basis as principal repayments are received. Realized gain (loss) from Security transactions is reported on an identified cost basis.

Investment Income

Interest income consists of amortization of original issue discount for zero coupon obligations, amortization of premiums, accretion of discounts and interest accrued as earned on the fixed rate obligations (See Note 2 - Change in Accounting Principle).

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Trust's sponsor to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

Organization Costs

Organization costs incurred by the Trust are being expensed over five years.

2.  Change in Accounting Principle

As required, effective January 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums or accreting discounts on debt. Prior to January 1, 2001, the Trust did not amortize premiums or accrete discounts on debt securities securities (except for accretion of discount on zero coupon obligations). The cumulative effect of this accounting change had no impact on total net assets of the Trust, but resulted in $8,554 decrease in cost of securities and a corresponding $8,554 increase in net unrealized appreciation/depreciation for the Trust, respectively, based on the securities held on January 1, 2001.

The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $2,636, decrease net unrealized appreciation by $1,844 and increase net realized gain by $4,480 for the Trust. The Statements of Operations and Statements of Changes in Net Assets for prior periods have not been restated to reflect this change in presentation.

                                Ranson Defined Funds

                              GNMA Portfolio Series 11

                       Notes to Financial Statements (continued)


3.  Unrealized Appreciation and Depreciation

Following is an analysis of net unrealized appreciation at December 31, 2001:

   Gross unrealized appreciation                                      $23,708
   Gross unrealized depreciation                                     (15,186)
                                                                        -----
   Net unrealized appreciation                                         $8,522
                                                                    =========

4.  Federal Income Taxes

The Trust is organized as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Trust's policy to comply with the special provisions of the Code available to regulated investment companies. Such provisions were complied with and, therefore, no federal income tax provision is required.

The tax character of distributions paid during the fiscal year ended December 31, 2001 and December 31, 2000 were as follows:

                                                 2001         2000
                                                -----        -----
 Distributions paid from:

        Ordinary income                      $276,384     $393,078

        Net long term capital gains                -             -
                                                -----        -----
Total taxable distributions                   276,384      393,078

        Tax return of capital               1,464,515      678,039
                                                -----        -----
Total distributions paid                   $1,740,899   $1,071,117
                                            =========    =========





As of December 31, 2001, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income                  $     -

Undistributed long-term capital gains                -
                                                 -----
Accumulated earnings                                 -

Accumulated capital and other losses*        (130,988)

Unrealized appreciation (depreciation)          71,629
                                                 -----
Total accumulated earnings (deficit)         $(59,359)
                                              ========

* On December 31, 2001, the Trust had a net capital loss carryforward of approximately $130,988 which will expire from December 31, 2006 through December 31, 2009. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.

                                 Ranson Defined Funds

                               GNMA Portfolio Series 11

                       Notes to Financial Statements (continued)
5.  Other Information

Cost to Investors

The cost to original investors of Units of the Trust was based on the aggregate offering price of the Securities on the date of an investor's purchase plus or minus a pro rata share of cash or overdraft in the Principal Account and daily accrued interest, plus a sales charge of 3.50% of the Public Offering Price (equivalent to 3.627% of the net amount invested). The Public Offering Price for secondary market transactions is based on the aggregate bid prices of the Securities plus or minus a pro rata share of cash or overdraft in the Principal Account and daily accrued interest on the date of an investor's purchase, plus a sales charge of 3.95% of the Public Offering Price (equivalent to 4.112% of the net amount invested).

Distributions

Distributions of net investment income to Unitholders are declared and paid monthly. Income distributions per Unit on a record date basis are $.36, $.48 and $.55 per unit for the years ended December 31, 2001, 2000 and 1999, respectively. In addition, distribution of principal related to the sale or call of securities is $2.03, $.88 and $1.47 per unit for the years ended December 31, 2001, 2000, and 1999, respectively.

6.  Financial Highlights

                                                         Year ended
                                                    December 31, 2001 (a)

Per Unit Operating Performance:
    Net asset value, beginning of period                   $   6.73
                                                              -----
    Income from investment operations:
    Net investment income                                      0.37
    Net realized and unrealized gain
       on investment transactions                              0.05
                                                              -----
    Total from investment operations                           0.42

    Distributions to Unitholders:
    Net investment income                                    (0.36)
    Principal from investment transaction                    (2.04)
                                                              -----
    Total distributions                                      (2.40)
                                                              -----
    Net asset value, end of period                         $   4.75
                                                           ========
Total Return (b):                                            10.83%

Ratio of items below to Average Net Assets:
    Expenses                                                  0.29%
    Net investment income                                     6.50%


(a) As required, effective January 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums or accreting discounts on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per unit by less than 1/2 of a cent , increase net realized and unrealized gains and losses per unit by less than 1/2 of a cent , and decrease the ratio of net investment income to average net assets from 6.56% to 6.50%.

(b)  Total return is based on average redemption prices per unit.

                       Consent of Independent Auditors



We consent to the reference to our firm under the caption "Independent Auditors" and to the use of our report dated April 16, 2002, in this Post-Effective Amendment to the Registration Statement (Form S-6) and related Prospectus of Ranson Defined Funds GNMA Portfolio Series 11 dated September 5, 2002.



                                                              Ernst & Young LLP


Kansas City, Missouri
September 5, 2002

                                Ranson Defined Funds

                           U.S. Treasury Portfolio Series 20








                                     Part Two

                            Dated September 5, 2002







THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


NOTE: Part Two of this Prospectus May Not Be Distributed Unless Accompanied by Part One.

                            Ranson Defined Funds
                      U.S. Treasury Portfolio Series 20
                             Essential Information
                            As of December 31, 2001
             Sponsor and Evaluator:  Claymore Securities, Inc.
                       Trustee:  The Bank of New York Co.

General Information
Principal Amount of Securities                                     $1,800,000
Number of Units                                                       181,034
Fractional Undivided Interest in the Trust per Unit                 1/181,034
Principal Amount of Securities per Unit                                $9.943
Calculation of Public Offering Price:
  Aggregate Value of Securities in the Trust                       $1,867,331
  Aggregate Value of Securities per Unit                              $10.315
  Principal Cash per Unit (1)                                         $(.009)
  Accrued Interest per Unit through settlement date of
    January 4, 2002                                                     $.004
  Total Price including Accrued Interest per Unit                     $10.310
  Sales Charge of 1.95% of Public Offering Price
    (1.989% of net amount invested) per Unit                            $.205
  Public Offering Price per Unit                                      $10.515
Redemption Price per Unit                                             $10.310
Calculation of Estimated Net Annual Interest Income per Unit:
  Estimated Annual Interest Income                                     $.5613
  Less:  Estimated Annual Expense                                      $.0285
  Estimated Net Annual Interest Income                                 $.5328
Daily Rate at which Estimated Annual Interest Income Accrues
  per Unit                                                           $.001480
Estimated Current Return Based on Public Offering Price (2)             5.07%
Estimated Long-Term Return (2)                                          2.71%


1. This amount, if any, represents principal cash or overdraft which is an asset or liability of the Trust and is included in the Public Offering Price.

2. The Estimated Current Return and Estimated Long-Term Return will vary with changes in the Public Offering Price and there is no assurance that such returns on the date hereof will be applicable on a subsequent date of purchase.
These estimated returns are increased for transactions entitled to a reduced sales charge (see "Public Offering of Units - Public Offering Price" - Part
One).

                             Ranson Defined Funds
                     U.S. Treasury Portfolio Series 20
                       Essential Information (continued)
                            As of December 31, 2001
             Sponsor and Evaluator:  Claymore Securities, Inc.
                       Trustee:  The Bank of New York Co.


Record and Distribution Date            Record Date is the first of each month
                                        and distributions to Unitholders on
                                        such record dates will be made on the
                                        15th day of the month.

Distribution Dates                      No distribution (other than capital
                                        gains distributions) need be made
                                        from the Principal Account if the
                                        balance therein, excluding capital
                                        gains, is less than $1.00 per 100
                                        Units.

Trustee's Annual Fee (including         $1.00 per 100 Units (includes $1.20 of
estimated expenses)                     Trustee's annual fee per $1,000
                                        principal amount of underlying
                                        Securities and $.12 of out-of-pocket
                                        expenses per 100 Units).

Evaluator's Annual Fee                  $.30 per $1,000 principal amount of
                                        underlying Securities.

Surveillance Fee                        $.25 per $1,000 principal amount of
                                        underlying Securities.

Date of Trust Agreement and             May 20, 1998
Initial Deposit

Mandatory Termination Date              January 1, 2030

Discretionary Liquidation Amount        The Trust may be terminated if the value
                                        thereof is less  than $200,000 (40% of
                                        the par value of the Securities
                                        deposited in the Trust).

                     Report of Independent Auditors


Unitholders
Ranson Defined Funds
U. S. Treasury Portfolio Series 20

We have audited the accompanying statement of assets and liabilities of Ranson Defined Funds U. S. Treasury Portfolio Series 20, including the schedule of investments, as of December 31, 2001, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodial bank. An audit also includes assessing the accounting principles used and significant estimates made by the sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ranson Defined Funds U. S. Treasury Portfolio Series 20 at December 31, 2001, and the results of its operations and changes in its net assets for the periods indicated above in conformity with accounting principles generally accepted in the United States.




                                                              Ernst & Young LLP





Kansas City, Missouri
April 16, 2002

                              Ranson Defined Funds

                       U.S. Treasury Portfolio Series 20

                       Statement of Assets and Liabilities

                               December 31, 2001

Assets
Government Securities, at value (cost $1,814,430)                  $1,867,331
Interest receivable                                                    39,937
Organization costs                                                      1,000
                                                                         ----
Total assets                                                        1,908,268


Liabilities and net assets
Cash overdraft                                                         37,077
Accrued liabilities                                                     7,720
                                                                         ----
                                                                       44,797

Net assets, applicable to 181,034 Units outstanding:
  Cost of Trust assets, exclusive of interest            $1,814,430
  Unrealized appreciation                                    52,901
  Distributable funds                                       (3,860)
                                                               ----      ----
Net assets                                                         $1,863,471
                                                                    =========


See accompanying notes to financial statements.

                                      Ranson Defined Funds

                              U.S. Treasury Portfolio Series 20

                                    Statements of Operations



                                    Year ended      Year ended     Year ended
                                  December 31,    December 31,   December 31,
                                          2001            2000            1999
                                          ----            ----            ----
Investment income - interest           $88,496        $138,098        $170,827
Expenses:
  Trustee's fees and related
    expenses                             6,689           6,139           8,988
  Evaluator's fees                         485             571             693
  Amortization of organization costs     1,000           1,000           1,000
                                          ----            ----            ----
Total expenses                           8,174           7,710          10,681
                                          ----            ----            ----
Net investment income                   80,322         130,388         160,146

Realized and unrealized gain (loss)
  on investments:
  Realized loss on investments         (1,102)        (34,143)        (11,250)
  Unrealized appreciation
    (depreciation) on investments
    during the period                   75,523         124,735       (210,051)
                                          ----            ----            ----
Net gain (loss) on investments          74,421          90,592       (221,301)
                                          ----            ----            ----
Net increase (decrease) in net
  assets resulting from operations    $154,743        $220,980       $(61,155)
                                     =========       =========       =========


See accompanying notes to financial statements.

                               Ranson Defined Funds

                         U.S. Treasury Portfolio Series 20

                       Statements of Changes in Net Assets



                                    Year ended     Year ended      Year ended
                                  December 31,   December 31,    December 31,
                                          2001           2000            1999
                                          ----           ----            ----
Operations:
  Net investment income                $80,322       $130,388        $160,146
  Realized loss on investments         (1,102)       (34,143)        (11,250)
  Unrealized appreciation
    (depreciation) on investmen
    during the period                   75,523        124,735       (210,051)
                                          ----           ----            ----
Net increase (decrease) in net
  assets resulting from operations     154,743        220,980        (61,155)

Distributions to Unitholders:
  Net investment income              (102,438)      (121,999)       (149,665)

Capital transactions:
  Issuance of 50,000 Units                   -              -         501,541
  Redemption of 50,592 Units                 -      (352,636)       (489,688)
  Redemption of 31,528 Units         (320,686)              -               -
                                          ----           ----            ----
Total (decrease) in net assets       (268,381)      (253,655)       (198,967)

Net assets:
  At the beginning of the period     2,131,852      2,385,507       2,584,474
                                          ----           ----            ----
  At the end of the period
    (including distributable
    funds applicable to Trust
    Units of $(3,860), $(970)
    and $(50,634) at December 31,
    2001, 2000 and 1999,
    respectively)                   $1,863,471     $2,131,852      $2,385,507
                                     =========      =========       =========
Trust Units outstanding at the
  end of the period                    181,034        212,562         249,408
                                     =========      =========       =========
Net asset value per Unit at the
  end of the period                     $10.29         $10.03           $9.56
                                     =========      =========       =========



See accompanying notes to financial statements.

                                Ranson Defined Funds

                           U.S. Treasury Portfolio Series 20

                               Schedule of Investments

                                   December 31, 2001

                              U.S. Treasury Securities

         Principal                Maturity
            Amount     Coupon         Date      Value (2)
              ----     ---             ---            ---
          $365,000     6.375%    8/15/2002       $375,394
           365,000     5.750%    8/15/2003        382,380
           365,000     7.250%    8/15/2004        398,577
           190,000     6.500%    8/15/2005        205,786
           145,000     0.000%    8/15/2005        125,444 (1)
           265,000     7.000%    7/15/2006        293,612
           105,000     0.000%    8/15/2006         86,138 (1)
              ----                                   ----
        $1,800,000                             $1,867,331
         =========                              =========


Notes to Schedule of Investments

1. These Securities have been purchased at a discount from the par value because there is no stated interest income thereon. Such
Securities are normally described as "zero coupon" Securities. Over the life of these Securities the value increases, so that upon maturity, the holders of these Securities will receive 100% of the principal amount thereof.

2. See Note 1 to the accompanying financial statements for a description of the method of determining cost and value.


See accompanying notes to financial statements.

                          Ranson Defined Funds

                    U.S. Treasury Portfolio Series 20

Notes to Financial Statements


1.  Significant Accounting Policies

Trust Sponsor and Evaluator

On October 29, 2001, Ranson & Associates, Inc., the Trust's sponsor and evaluator, was acquired by Claymore Group LLC, and has changed its name to Claymore Securities, Inc.

Valuation of Securities

The Securities are stated at bid prices as determined by Claymore Securities, Inc. The aggregate bid prices of the Securities are determined by the Evaluator based on (a) current bid prices of the Securities, (b) current bid prices for comparable securities, (c) appraisal, or (d) any combination of the above.

Cost of Securities

Cost of the Trust's Government Securities is based on the offering prices of the Securities on the dates of deposit of such Securities acquired during the primary sales period, net of amortization of premiums and accretion of discounts for debt securities. Realized gain (loss) from Security transactions is reported on an identified cost basis.

Investment Income

Interest income consists of amortization of original issue discount for zero coupon obligations, amortization of premiums, accretion of discounts and interest accrued as earned on the fixed rate obligations (See Note 2 - Change in Accounting Principle).

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Trust's sponsor to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

Organization Costs

Organization costs incurred by the Trust are being expensed over five years.

2.  Change in Accounting Principle

As required, effective January 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums or accreting discounts on debt securities. Prior to January 1, 2001, the Trust did not amortize premiums or accrete discounts on debt securities (except for accretion of discount on zero coupon obligations). The cumulative effect of this accounting change had no impact on total net assets of the Trust, but resulted in $61,624 decrease in cost of securities and a corresponding $61,624 increase in net unrealized appreciation for the Trust, respectively, based on the securities held on January 1, 2001.

The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $28,089, increase net unrealized appreciation by $16,988 and increase net realized gain by $11,101 for the Trust. The Statements of Operations and Statements of Changes in Net Assets for prior periods have not been restated to reflect this change in presentation.

                       Ranson Defined Funds

                  U.S. Treasury Portfolio Series 20

               Notes to Financial Statements (continued)


3.  Unrealized Appreciation and Depreciation

Following is an analysis of net unrealized appreciation at December 31, 2001:

   Gross unrealized appreciation                                      $52,901
   Gross unrealized depreciation                                           -
                                                                        -----
   Net unrealized appreciation                                        $52,901
                                                                    =========

4.  Federal Income Taxes

The Trust is not an association taxable as a corporation for federal income tax purposes. Each Unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, Subchapter J of Chapter 1 of the Internal Revenue Code of 1986, as amended. Accordingly, no provision has been made for federal income taxes.

5.  Other Information

Cost to Investors

The cost to original investors of Units of the Trust was based on the aggregate offering price of the Bonds on the date of an investor's purchase, plus a sales charge of 1.95% of the Public Offering Price (equivalent to 1.989% of the net amount invested). The Public Offering Price for secondary market transactions is based on the aggregate bid price of the Bonds plus or minus a pro rata share of cash or overdraft in the Principal Account, if any, on the date of an investor's purchase, plus a sales charge of 1.95% of the Public Offering Price (equivalent to 1.989% of the net amount invested).

Distributions

Distributions of net investment income to Unitholders are declared and paid monthly. Income distributions per Unit on a record date basis are $.53, $.54 and $.54 for the periods ended December 31, 2001, 2000 and 1999, respectively.

                             Ranson Defined Funds

                       U.S. Treasury Portfolio Series 20

                     Notes to Financial Statements (continued)

6.  Financial Hghlights



                                                                 Year ended
                                                        December 31, 2001 (a)

Per Unit Operating Performance:
    Net asset value, beginning of period                                $10.03
                                                                         -----
    Income from investment operations:
    Net investment income                                                 0.42
    Net realized and unrealized gain
       on investment transactions                                         0.37
                                                                         -----
    Total from investment operations                                      0.79

    Distributions to Unitholders:
    Net investment income                                               (0.53)
                                                                         -----
    Total distributions                                                 (0.53)
                                                                         -----
    Net asset value, end of period                                      $10.29
                                                                        ======
Total Return (b):                                                        8.25%

Ratio of items below to Average Net Assets:
    Expenses                                                             0.42%
    Net investment income                                                4.09%


(a) As required, effective January 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums or accreting discounts on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per unit by $0.15, increase net realized and unrealized gains and losses per unit by $0.15, and decrease the ratio of net investment income to average net assets from 5.52% to 4.09%.

(b)  Total return is based on average redemption prices per unit.

                       Consent of Independent Auditors



We consent to the reference to our firm under the caption "Independent Auditors" and to the use of our report dated April 16, 2002, in this Post-Effective Amendment to the Registration Statement (Form S-6) and related Prospectus of Ranson Defined Funds U. S. Treasury Portfolio Series 20 dated September 5, 2002.



                                                              Ernst & Young LLP


Kansas City, Missouri
September 5, 2002

                      Contents of Post-Effective Amendment

                            To Registration Statement

         This Post-Effective amendment to the Registration Statement comprises the following papers and documents:

                                The facing sheet

                                 The prospectus

                                 The signatures

                     The Consent of Independent Accountants

                                   Signatures

         Pursuant to the requirements of the Securities Act of 1933, The Registrant, Ranson Unit Investment Trusts Series 69, certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wheaton, and State of Illinois, on the 12th day of September, 2002.

                                      Ranson Unit Investment Trusts
                                          Series 69
                                          Registrant

                                      By: Claymore Securities, Inc.
                                          Depositor

                                      By: /s/ Nicholas Dalmaso
                                          Executive Vice President and
                                          Director

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on September 12, 2002 by the following persons, who constitute a majority of the Board of Directors of Claymore Securities, Inc.


SIGNATURE                                          TITLE**                                 DATE
Benjamin Fulton*                                   President and Director              )
                                                                                       )
                                                                                       )
David Hooten*                                      Chairman of the Board of Directors  )  /s/ Nicholas Dalmaso
                                                                                       )  --------------------
                                                                                       )      Nicholas Dalmaso
                                                                                       )     Attorney-in-Fact*

                                                                                           September 12, 2002
                                                   Executive Vice President,
/s/ Nicholas Dalmaso                               Secretary, Treasurer and Director       September 12, 2002
---------------------
    Nicholas Dalmaso*


/s/ Charles G. Millington                          Chief Financial Officer                 September 12, 2002
-------------------------
Charles G. Millington*


*   An executed copy of each of the related powers of attorney were filed as
    Exhibit 6.0 to Registration Statement No. 333-98345 on August 22, 2002.

** The titles of the persons named herein represent their capacity in and relationship to Claymore Securities, Inc., the Depositor.